UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-9082

M Fund, Inc.

(Exact name of registrant as specified in charter)

M Financial Plaza 1125 NW Couch Street, Suite 900, Portland, Oregon	97209
(Address of principal executive offices)	(Zip code)

Robert Olson, President, M Fund, Inc. M Financial Plaza, 1125 NW Couch Street, Suite 900, Portland, Oregon 97209
(Name and address of agent for service)

with a Copy to:

Cynthia Beyea

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006-1110

Registrant’s telephone number, including area code:	(888) 736-2878

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2024

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), for the period January 1, 2024 through December 31, 2024, is filed herewith.

TABLE OF CONTENTS

M Capital Appreciation Fund MFCPX

M International Equity Fund MBEQX

M Large Cap Growth Fund MTCGX

M Large Cap Value Fund MBOVX

M Capital Appreciation Fund

MFCPX

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about M Capital Appreciation Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.mfin.com/m-funds. You can also request this information by contacting us at 1-888-736-2878.

What were the Fund costs for the last year?

Annual Fund Operating Expenses (based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
M Capital Appreciation Fund	$103	0.98%

How did the fund perform last year and what affected its performance?

During the period, the Fund had a return of 9.9%, underperforming the 12.0% return of its secondary benchmark, the Russell 2500® Index.

Industry allocation was the primary factor behind the Fund's underperformance, primarily resulting from an underweight position in the Financials sector. Specifically, the Fund is underweight in slower-growth banks that performed well in anticipation of a more favorable regulatory environment. However, our stock selection was positive in Financials. The Utilities sector was the second largest detractor, as we typically have no exposure to this industry as growth investors, yet utility stocks rose 30% for the year compared to a 12% increase in the broader market.

Overall, stock selection during the period was neutral. We saw strong performance in the Industrials sector, with notable contributions from FTAI Aviation, MasTec, Granite Construction, XPO, and Modine Manufacturing. However, our selection in the Consumer Discretionary sector was weaker, particularly due to our investments in Azul, Stoneridge, and Caesars Entertainment. As a result of company-specific challenges, we exited our positions in Azul and Stoneridge, although we increased our investment in Caesars. In the Energy sector, our investments in renewable energy companies, specifically Array Technologies and Shoals Technologies, contributed to the underperformance. Additionally, our investment in the semiconductor company Wolfspeed became a significant detractor in the Technology sector due to issues related to the opening of a new plant, as well as its exposure to renewable energy.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years.

	M Capital Appreciation Fund	S&P 500	Russell 2500 Stock Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,815	$9,700	$9,795
2/28/2015	$10,390	$10,258	$10,379
3/31/2015	$10,622	$10,096	$10,517
4/30/2015	$10,437	$10,193	$10,333
5/31/2015	$10,649	$10,324	$10,555
6/30/2015	$10,545	$10,124	$10,481
7/31/2015	$9,998	$10,336	$10,461
8/31/2015	$9,388	$9,713	$9,842
9/30/2015	$8,861	$9,473	$9,402
10/31/2015	$9,441	$10,273	$9,928
11/30/2015	$9,777	$10,304	$10,123
12/31/2015	$9,352	$10,141	$9,711
1/31/2016	$8,526	$9,638	$8,937
2/29/2016	$8,861	$9,625	$9,000
3/31/2016	$9,523	$10,278	$9,750
4/30/2016	$9,497	$10,318	$9,894
5/31/2016	$9,679	$10,504	$10,102
6/30/2016	$9,583	$10,531	$10,098
7/31/2016	$10,411	$10,920	$10,626
8/31/2016	$10,721	$10,935	$10,711
9/30/2016	$10,863	$10,937	$10,762
10/31/2016	$10,415	$10,737	$10,325
11/30/2016	$11,162	$11,135	$11,203
12/31/2016	$11,321	$11,355	$11,421
1/31/2017	$11,685	$11,571	$11,580
2/28/2017	$11,928	$12,030	$11,859
3/31/2017	$12,021	$12,044	$11,850
4/30/2017	$12,160	$12,168	$11,941
5/31/2017	$12,172	$12,340	$11,808
6/30/2017	$12,362	$12,416	$12,103
7/31/2017	$12,562	$12,671	$12,229
8/31/2017	$12,452	$12,710	$12,127
9/30/2017	$12,979	$12,972	$12,677
10/31/2017	$13,258	$13,275	$12,873
11/30/2017	$13,471	$13,682	$13,296
12/31/2017	$13,475	$13,834	$13,341
1/31/2018	$13,902	$14,627	$13,747
2/28/2018	$13,315	$14,087	$13,182
3/31/2018	$13,117	$13,729	$13,309
4/30/2018	$12,927	$13,782	$13,341
5/31/2018	$13,707	$14,114	$13,968
6/30/2018	$13,682	$14,201	$14,069
7/31/2018	$13,918	$14,729	$14,340
8/31/2018	$14,692	$15,209	$14,955
9/30/2018	$14,421	$15,296	$14,728
10/31/2018	$12,765	$14,250	$13,233
11/30/2018	$13,050	$14,541	$13,484
12/31/2018	$11,568	$13,228	$12,006
1/31/2019	$12,991	$14,288	$13,388
2/28/2019	$13,680	$14,747	$14,020
3/31/2019	$13,325	$15,033	$13,905
4/30/2019	$13,855	$15,642	$14,392
5/31/2019	$12,558	$14,648	$13,368
6/30/2019	$13,640	$15,680	$14,316
7/31/2019	$13,805	$15,906	$14,465
8/31/2019	$13,182	$15,654	$13,886
9/30/2019	$13,563	$15,947	$14,131
10/31/2019	$13,761	$16,292	$14,402
11/30/2019	$14,489	$16,883	$15,020
12/31/2019	$14,906	$17,393	$15,338
1/31/2020	$14,334	$17,386	$15,026
2/29/2020	$12,966	$15,955	$13,766
3/31/2020	$9,562	$13,984	$10,779
4/30/2020	$11,181	$15,777	$12,348
5/31/2020	$12,228	$16,528	$13,260
6/30/2020	$12,656	$16,857	$13,643
7/31/2020	$13,454	$17,808	$14,187
8/31/2020	$13,931	$19,088	$14,830
9/30/2020	$13,484	$18,362	$14,447
10/31/2020	$13,780	$17,874	$14,709
11/30/2020	$16,076	$19,831	$17,105
12/31/2020	$17,548	$20,593	$18,407
1/31/2021	$17,615	$20,385	$18,859
2/28/2021	$19,116	$20,947	$20,089
3/31/2021	$19,280	$21,865	$20,420
4/30/2021	$20,000	$23,032	$21,237
5/31/2021	$20,104	$23,192	$21,281
6/30/2021	$20,052	$23,734	$21,533
7/31/2021	$19,916	$24,298	$21,156
8/31/2021	$20,175	$25,036	$21,635
9/30/2021	$19,534	$23,872	$20,955
10/31/2021	$20,341	$25,544	$21,982
11/30/2021	$19,824	$25,367	$21,065
12/31/2021	$20,661	$26,504	$21,756
1/31/2022	$19,215	$25,133	$19,945
2/28/2022	$19,514	$24,380	$20,170
3/31/2022	$19,719	$25,286	$20,490
4/30/2022	$17,740	$23,081	$18,744
5/31/2022	$18,010	$23,123	$18,807
6/30/2022	$15,980	$21,214	$17,010
7/31/2022	$17,704	$23,170	$18,770
8/31/2022	$17,124	$22,225	$18,272
9/30/2022	$15,235	$20,178	$16,531
10/31/2022	$16,876	$21,812	$18,117
11/30/2022	$18,073	$23,031	$18,882
12/31/2022	$16,913	$21,704	$17,759
1/31/2023	$19,225	$23,068	$19,535
2/28/2023	$18,705	$22,505	$19,075
3/31/2023	$18,185	$23,331	$18,360
4/30/2023	$17,745	$23,695	$18,120
5/31/2023	$17,889	$23,799	$17,804
6/30/2023	$20,003	$25,371	$19,320
7/31/2023	$20,761	$26,186	$20,281
8/31/2023	$20,116	$25,769	$19,484
9/30/2023	$18,631	$24,540	$18,396
10/31/2023	$17,098	$24,024	$17,279
11/30/2023	$18,873	$26,219	$18,834
12/31/2023	$20,897	$27,410	$20,853
1/31/2024	$20,042	$27,870	$20,307
2/29/2024	$21,368	$29,358	$21,412
3/31/2024	$22,334	$30,303	$22,295
4/30/2024	$20,991	$29,065	$20,802
5/31/2024	$21,898	$30,506	$21,667
6/30/2024	$21,479	$31,601	$21,342
7/31/2024	$22,993	$31,987	$22,928
8/31/2024	$22,736	$32,763	$22,868
9/30/2024	$23,224	$33,462	$23,209
10/31/2024	$22,771	$33,159	$22,993
11/30/2024	$24,815	$35,105	$25,255
12/31/2024	$22,975	$34,247	$23,350

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
M Capital Appreciation Fund	9.94%	9.04%	8.67%
S&P 500Footnote Reference1	25.02%	14.53%	13.10%
Russell 2500 Stock Index	12.00%	8.77%	8.85%
Footnote	Description
Footnote[1]	Effective December 31, 2024, the S&P 500® Index was added as a broad measure of market performance in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 2500® Growth Index as an additional benchmark that reflects the market segment(s) in which the Fund invests.

Key Fund Statistics

Total Net Assets	$231,997,569
# of Portfolio Holdings	141
Total Advisory Fees Paid	$1,904,141
Portfolio Turnover Rate	36%

Past Performance: performance data represent past performance, which does not guarantee future results.

What did the Fund invest in?

The tables below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. The Fund invested in a variety of equity securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks. The allocations may not be representative of future investments.

Top Ten Sector Allocation (%)

Industrials	32.4%
Information Technology	22.3%
Health Care	16.7%
Financials	9.7%
Materials	7.3%
Consumer Discretionary	6.9%
Communication Services	2.9%
Energy	2.4%
Real Estate	1.8%
Consumer Staples	1.4%

Ten Largest Portfolio Holdings (%)

FTAI Aviation Ltd.	2.7%
Carpenter Technology Corp.	2.0%
ATI, Inc.	1.9%
MRC Global, Inc.	1.9%
Jabil, Inc.	1.8%
Beacon Roofing Supply, Inc.	1.8%
XPO, Inc.	1.7%
Granite Construction, Inc.	1.7%
Alaska Air Group, Inc.	1.5%
Flex Ltd.	1.5%

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit the Fund's website at www.mfin.com/m-funds, which may also be accessed through this QR code, or contact us at:

Phone: 1-888-736-2878

M Capital Appreciation Fund

Annual Shareholder Report December 31, 2024

MFCPX

M International Equity Fund

MBEQX

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about M International Equity Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.mfin.com/m-funds. You can also request this information by contacting us at 1-888-736-2878.

What were the Fund costs for the last year?

Annual Fund Operating Expenses (based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
M International Equity Fund	$60	0.59%

How did the fund perform last year and what affected its performance?

MANAGEMENT’S DISCUSSION OF PORTFOLIO PERFORMANCE

The M International Equity Fund returned 4.0%, net of fees, for the year ending December 31, 2024, underperforming its secondary benchmark index, the MSCI All Country World ex USA Index, (net of dividends) by 1.6%.

PERFORMANCE HIGHLIGHT

Relative to the benchmark, the Fund’s emphasis on stocks with smaller market capitalizations detracted from relative performance. As measured by MSCI All Country World ex USA indices, large caps outperformed small caps by more than 2%. Small cap stocks represented approximately 31% of the Fund compared to 3% for the benchmark. Additionally, the Fund’s lesser allocation to the Information Technology sector detracted from relative performance. This sector returned 13.4% compared to an overall benchmark return of 5.5%. Information Technology stocks represented 11% for the Fund compared to 13% for the benchmark. Lastly, at the country level, the Fund’s lesser allocation to Germany also detracted from relative performance. German stocks represented 5% of the Fund compared to 6% for the benchmark and returned 11.0%.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years.

	M International Equity Fund	MSCI ACWI (All Country World Index) ex USA Index	MSCI AC World ex US
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,983	$9,985	$9,982
2/28/2015	$10,645	$10,519	$10,517
3/31/2015	$10,570	$10,349	$10,355
4/30/2015	$11,031	$10,872	$10,890
5/31/2015	$11,031	$10,702	$10,750
6/30/2015	$10,681	$10,403	$10,459
7/31/2015	$10,690	$10,375	$10,407
8/31/2015	$9,835	$9,582	$9,640
9/30/2015	$9,264	$9,137	$9,216
10/31/2015	$10,078	$9,818	$9,883
11/30/2015	$9,784	$9,615	$9,697
12/31/2015	$9,607	$9,434	$9,540
1/31/2016	$9,061	$8,792	$8,880
2/29/2016	$9,044	$8,692	$8,796
3/31/2016	$9,650	$9,399	$9,518
4/30/2016	$9,854	$9,646	$9,770
5/31/2016	$9,761	$9,483	$9,619
6/30/2016	$9,462	$9,338	$9,453
7/31/2016	$9,880	$9,800	$9,929
8/31/2016	$9,871	$9,862	$9,979
9/30/2016	$10,008	$9,983	$10,120
10/31/2016	$9,726	$9,840	$9,957
11/30/2016	$9,505	$9,612	$9,718
12/31/2016	$9,602	$9,858	$9,960
1/31/2017	$9,896	$10,207	$10,317
2/28/2017	$10,016	$10,370	$10,497
3/31/2017	$10,414	$10,633	$10,756
4/30/2017	$10,759	$10,861	$10,999
5/31/2017	$11,087	$11,213	$11,348
6/30/2017	$11,155	$11,248	$11,385
7/31/2017	$11,431	$11,662	$11,802
8/31/2017	$11,336	$11,723	$11,873
9/30/2017	$11,604	$11,941	$12,098
10/31/2017	$11,604	$12,166	$12,326
11/30/2017	$11,708	$12,265	$12,438
12/31/2017	$11,911	$12,539	$12,731
1/31/2018	$12,648	$13,237	$13,428
2/28/2018	$11,797	$12,613	$12,810
3/31/2018	$11,788	$12,390	$12,595
4/30/2018	$11,894	$12,588	$12,788
5/31/2018	$11,780	$12,298	$12,517
6/30/2018	$11,701	$12,066	$12,267
7/31/2018	$11,859	$12,355	$12,530
8/31/2018	$11,332	$12,097	$12,288
9/30/2018	$11,201	$12,152	$12,314
10/31/2018	$10,043	$11,163	$11,285
11/30/2018	$10,034	$11,270	$11,382
12/31/2018	$9,461	$10,760	$10,852
1/31/2019	$10,166	$11,573	$11,676
2/28/2019	$10,327	$11,799	$11,907
3/31/2019	$10,372	$11,869	$11,970
4/30/2019	$10,640	$12,183	$12,280
5/31/2019	$10,050	$11,529	$11,624
6/30/2019	$10,634	$12,223	$12,299
7/31/2019	$10,402	$12,075	$12,159
8/31/2019	$10,125	$11,702	$11,787
9/30/2019	$10,429	$12,003	$12,088
10/31/2019	$10,822	$12,422	$12,518
11/30/2019	$10,902	$12,531	$12,642
12/31/2019	$11,384	$13,074	$13,200
1/31/2020	$10,926	$12,723	$12,837
2/29/2020	$10,092	$11,717	$11,800
3/31/2020	$8,387	$10,020	$10,017
4/30/2020	$9,065	$10,780	$10,834
5/31/2020	$9,432	$11,133	$11,227
6/30/2020	$9,808	$11,636	$11,716
7/31/2020	$10,229	$12,155	$12,247
8/31/2020	$10,688	$12,675	$12,807
9/30/2020	$10,486	$12,363	$12,512
10/31/2020	$10,284	$12,097	$12,235
11/30/2020	$11,669	$13,724	$13,887
12/31/2020	$12,397	$14,466	$14,667
1/31/2021	$12,360	$14,497	$14,691
2/28/2021	$12,732	$14,784	$15,015
3/31/2021	$13,058	$14,971	$15,220
4/30/2021	$13,467	$15,411	$15,703
5/31/2021	$13,941	$15,893	$16,176
6/30/2021	$13,812	$15,791	$16,072
7/31/2021	$13,700	$15,531	$15,864
8/31/2021	$13,905	$15,827	$16,175
9/30/2021	$13,468	$15,320	$15,661
10/31/2021	$13,765	$15,685	$16,016
11/30/2021	$13,160	$14,979	$15,284
12/31/2021	$13,767	$15,598	$15,918
1/31/2022	$13,452	$15,023	$15,272
2/28/2022	$13,205	$14,726	$14,984
3/31/2022	$13,138	$14,749	$15,027
4/30/2022	$12,357	$13,823	$14,079
5/31/2022	$12,566	$13,922	$14,147
6/30/2022	$11,442	$12,725	$12,881
7/31/2022	$11,852	$13,160	$13,364
8/31/2022	$11,394	$12,737	$12,946
9/30/2022	$10,242	$11,464	$11,633
10/31/2022	$10,623	$11,807	$11,984
11/30/2022	$12,033	$13,201	$13,361
12/31/2022	$11,818	$13,102	$13,278
1/31/2023	$12,778	$14,164	$14,338
2/28/2023	$12,337	$13,667	$13,854
3/31/2023	$12,602	$14,001	$14,149
4/30/2023	$12,807	$14,245	$14,390
5/31/2023	$12,327	$13,727	$13,884
6/30/2023	$12,880	$14,343	$14,487
7/31/2023	$13,390	$14,926	$15,096
8/31/2023	$12,900	$14,252	$14,450
9/30/2023	$12,527	$13,802	$13,981
10/31/2023	$12,046	$13,232	$13,376
11/30/2023	$13,008	$14,424	$14,593
12/31/2023	$13,709	$15,148	$15,352
1/31/2024	$13,437	$14,998	$15,184
2/29/2024	$13,790	$15,378	$15,537
3/31/2024	$14,183	$15,858	$16,017
4/30/2024	$13,961	$15,573	$15,737
5/31/2024	$14,536	$16,025	$16,201
6/30/2024	$14,349	$16,009	$16,164
7/31/2024	$14,723	$16,380	$16,571
8/31/2024	$15,047	$16,847	$17,020
9/30/2024	$15,370	$17,300	$17,486
10/31/2024	$14,632	$16,450	$16,620
11/30/2024	$14,592	$16,301	$16,480
12/31/2024	$14,251	$15,981	$16,150

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
M International Equity Fund	3.96%	4.59%	3.61%
MSCI ACWI (All Country World Index) ex USA IndexFootnote Reference1	5.23%	4.12%	4.91%
MSCI AC World ex US	5.53%	4.10%	4.80%
Footnote	Description
Footnote[1]	Effective December 31, 2024, the MSCI ACWI ex USA IMI Index was added as a broad measure of market performance in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI AC World ex US Index as an additional benchmark that reflects the market segment(s) in which the Fund invests.

Key Fund Statistics

Total Net Assets	$249,332,869
# of Portfolio Holdings	1,955
Total Advisory Fees Paid	$704,499
Portfolio Turnover Rate	21%

Past Performance: performance data represent past performance, which does not guarantee future results.

What did the Fund invest in?

The tables below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. The Fund invested in a variety of equity securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks. The allocations may not be representative of future investments.

Top Ten Industry Allocation (%)

Other Investment CompaniesFootnote Reference*	32.3%
Banks	7.1%
Oil, Gas and Consumable Fuels	4.9%
Pharmaceuticals	3.6%
Insurance	3.3%
Metals and Mining	3.0%
Machinery	2.7%
Chemicals	2.2%
Capital Markets	1.8%
Automobiles	1.8%
Footnote	Description
Footnote*	Other Investment Companies is comprised primarily of the underlying securities within the DFA Emerging Markets Core Equity Portfolio Mutual Fund investment.

Top Ten Country Allocation (%)

United StatesFootnote Reference*	32.1%
Japan	15.0%
United Kingdom	8.6%
Canada	7.8%
Switzerland	5.4%
France	5.3%
Germany	4.8%
Australia	4.3%
Netherlands	2.3%
Italy	2.1%
Footnote	Description
Footnote*	The United States country allocation is comprised primarily of the underlying securities within the DFA Emerging Markets Core Equity Portfolio Mutual Fund investment.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit the Fund's website at www.mfin.com/m-funds, which may also be accessed through this QR code, or contact us at:

Phone: 1-888-736-2878

M International Equity Fund

Annual Shareholder Report December 31, 2024

MBEQX

M Large Cap Growth Fund

MTCGX

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about M Large Cap Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.mfin.com/m-funds. You can also request this information by contacting us at 1-888-736-2878.

What were the Fund costs for the last year?

Annual Fund Operating Expenses (based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
M Large Cap Growth Fund	$83	0.74%

How did the fund perform last year and what affected its performance?

For the year ended December 31, 2024, the M Large Cap Growth Fund had a return of 25.5% (net of management fees) versus a total return (including reinvestment of dividends) of 25.0% for its primary benchmark, the S&P 500 Index.

Calendar year 2024 was a tale of two halves. During the first half of 2024, the Fund outperformed both the S&P 500 and the Russell 1000 Growth Index, as well as the Goldman Sachs Non-Profit Tech Index, a representation of speculative, momentum-driven investing. However, during the second half of 2024, the Goldman Sachs Non-Profit Tech Index outperformed the Fund and both market indices. In short, in the latter half of 2024, investors adopted a more aggressive stance in their decision-making. Given the Fund’s more conservative approach to investing, we underperformed, as is typical in a more speculative market.

We believe the M Large Cap Growth Fund portfolio is attractively and rationally valued, with a projected earnings growth rate in the high-teens/low twenties. Furthermore, the technology-related positions in the portfolio are also very attractively priced in our view. Moreover, we continue to believe it is possible that the “long runway” of AI-driven earnings growth in these companies is not fully reflected in their stock prices. Our long-standing slow growth economic outlook, combined with AI-driven productivity, provides a solid underpinning on which the market may over time grind steadily higher.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years.

	M Large Cap Growth Fund	S&P 500	Russell 1000 Growth Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,875	$9,700	$9,847
2/28/2015	$10,459	$10,258	$10,503
3/31/2015	$10,463	$10,096	$10,383
4/30/2015	$10,409	$10,193	$10,435
5/31/2015	$10,714	$10,324	$10,582
6/30/2015	$10,659	$10,124	$10,395
7/31/2015	$11,168	$10,336	$10,748
8/31/2015	$10,333	$9,713	$10,095
9/30/2015	$9,919	$9,473	$9,845
10/31/2015	$10,864	$10,273	$10,693
11/30/2015	$10,768	$10,304	$10,723
12/31/2015	$10,780	$10,141	$10,566
1/31/2016	$9,929	$9,638	$9,976
2/29/2016	$9,670	$9,625	$9,972
3/31/2016	$10,352	$10,278	$10,644
4/30/2016	$10,202	$10,318	$10,547
5/31/2016	$10,541	$10,504	$10,752
6/30/2016	$10,162	$10,531	$10,709
7/31/2016	$10,757	$10,920	$11,215
8/31/2016	$10,762	$10,935	$11,160
9/30/2016	$10,978	$10,937	$11,201
10/31/2016	$10,615	$10,737	$10,938
11/30/2016	$10,651	$11,135	$11,177
12/31/2016	$10,529	$11,355	$11,316
1/31/2017	$11,046	$11,571	$11,697
2/28/2017	$11,457	$12,030	$12,182
3/31/2017	$11,684	$12,044	$12,323
4/30/2017	$12,127	$12,168	$12,606
5/31/2017	$12,649	$12,340	$12,934
6/30/2017	$12,877	$12,416	$12,900
7/31/2017	$13,548	$12,671	$13,242
8/31/2017	$13,896	$12,710	$13,484
9/30/2017	$13,843	$12,972	$13,659
10/31/2017	$14,281	$13,275	$14,187
11/30/2017	$14,571	$13,682	$14,618
12/31/2017	$14,633	$13,834	$14,731
1/31/2018	$15,966	$14,627	$15,774
2/28/2018	$15,359	$14,087	$15,361
3/31/2018	$14,920	$13,729	$14,939
4/30/2018	$14,969	$13,782	$14,992
5/31/2018	$15,652	$14,114	$15,650
6/30/2018	$15,546	$14,201	$15,800
7/31/2018	$15,700	$14,729	$16,266
8/31/2018	$16,080	$15,209	$17,156
9/30/2018	$16,029	$15,296	$17,253
10/31/2018	$14,524	$14,250	$15,710
11/30/2018	$15,143	$14,541	$15,876
12/31/2018	$13,908	$13,228	$14,510
1/31/2019	$15,375	$14,288	$15,814
2/28/2019	$16,033	$14,747	$16,381
3/31/2019	$16,471	$15,033	$16,847
4/30/2019	$17,177	$15,642	$17,608
5/31/2019	$16,142	$14,648	$16,495
6/30/2019	$17,220	$15,680	$17,628
7/31/2019	$17,606	$15,906	$18,026
8/31/2019	$17,263	$15,654	$17,887
9/30/2019	$16,908	$15,947	$17,889
10/31/2019	$17,324	$16,292	$18,393
11/30/2019	$18,206	$16,883	$19,210
12/31/2019	$18,928	$17,393	$19,791
1/31/2020	$19,348	$17,386	$20,235
2/29/2020	$18,122	$15,955	$18,857
3/31/2020	$16,360	$13,984	$17,002
4/30/2020	$18,657	$15,777	$19,517
5/31/2020	$19,754	$16,528	$20,828
6/30/2020	$20,598	$16,857	$21,735
7/31/2020	$21,825	$17,808	$23,407
8/31/2020	$23,742	$19,088	$25,824
9/30/2020	$22,718	$18,362	$24,609
10/31/2020	$22,265	$17,874	$23,771
11/30/2020	$23,591	$19,831	$26,205
12/31/2020	$24,397	$20,593	$27,411
1/31/2021	$24,113	$20,385	$27,209
2/28/2021	$24,937	$20,947	$27,202
3/31/2021	$25,133	$21,865	$27,671
4/30/2021	$27,028	$23,032	$29,553
5/31/2021	$26,890	$23,192	$29,145
6/30/2021	$28,436	$23,734	$30,973
7/31/2021	$28,809	$24,298	$31,994
8/31/2021	$29,780	$25,036	$33,190
9/30/2021	$28,025	$23,872	$31,331
10/31/2021	$29,937	$25,544	$34,045
11/30/2021	$29,026	$25,367	$34,253
12/31/2021	$29,642	$26,504	$34,977
1/31/2022	$27,629	$25,133	$31,975
2/28/2022	$26,123	$24,380	$30,617
3/31/2022	$26,946	$25,286	$31,814
4/30/2022	$23,979	$23,081	$27,972
5/31/2022	$23,822	$23,123	$27,322
6/30/2022	$22,175	$21,214	$25,158
7/31/2022	$24,196	$23,170	$28,177
8/31/2022	$23,308	$22,225	$26,863
9/30/2022	$21,197	$20,178	$24,251
10/31/2022	$22,302	$21,812	$25,669
11/30/2022	$23,571	$23,031	$26,839
12/31/2022	$22,110	$21,704	$24,784
1/31/2023	$23,597	$23,068	$26,850
2/28/2023	$22,815	$22,505	$26,531
3/31/2023	$23,997	$23,331	$28,344
4/30/2023	$24,112	$23,695	$28,624
5/31/2023	$24,894	$23,798	$29,929
6/30/2023	$25,831	$25,371	$31,975
7/31/2023	$26,705	$26,186	$33,053
8/31/2023	$27,109	$25,769	$32,756
9/30/2023	$25,437	$24,540	$30,975
10/31/2023	$25,072	$24,024	$30,534
11/30/2023	$27,829	$26,218	$33,862
12/31/2023	$29,193	$27,410	$35,362
1/31/2024	$30,599	$27,870	$36,244
2/29/2024	$32,900	$29,358	$38,716
3/31/2024	$33,573	$30,303	$39,398
4/30/2024	$31,504	$29,065	$37,727
5/31/2024	$33,161	$30,506	$39,987
6/30/2024	$35,832	$31,601	$42,682
7/31/2024	$34,543	$31,987	$41,957
8/31/2024	$35,047	$32,763	$42,830
9/30/2024	$35,611	$33,462	$44,042
10/31/2024	$35,429	$33,159	$43,896
11/30/2024	$37,161	$35,105	$46,745
12/31/2024	$36,637	$34,247	$47,172

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
M Large Cap Growth Fund	25.50%	14.12%	13.87%
S&P 500Footnote Reference1	25.02%	14.53%	13.10%
Russell 1000 Growth Index	33.36%	18.96%	16.78%
Footnote	Description
Footnote[1]	Effective December 31, 2024, the S&P 500® Index was added as a broad measure of market performance in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 1000® Growth Index as an additional benchmark that reflects the market segment(s) in which the Fund invests.

Key Fund Statistics

Total Net Assets	$282,084,775
# of Portfolio Holdings	25
Total Advisory Fees Paid	$1,590,634
Portfolio Turnover Rate	41%

Past Performance: performance data represent past performance, which does not guarantee future results.

What did the Fund invest in?

The tables below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. The Fund invested in a variety of equity securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks. The allocations may not be representative of future investments.

Sector Allocation (%)

Information Technology	55.9%
Communication Services	10.4%
Financials	9.6%
Industrials	8.5%
Health Care	7.9%
Consumer Discretionary	7.5%

Ten Largest Portfolio Holdings (%)

NVIDIA Corp.	13.8%
Microsoft Corp.	11.4%
Arista Networks, Inc.	8.6%
Amazon.com, Inc.	7.5%
Alphabet, Inc., Class A	5.6%
Apple, Inc.	4.8%
Fiserv, Inc.	4.8%
Meta Platforms, Inc., Class A	4.8%
Uber Technologies, Inc.	3.6%
Advanced Micro Devices, Inc.	3.4%

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit the Fund's website at www.mfin.com/m-funds, which may also be accessed through this QR code, or contact us at:

Phone: 1-888-736-2878

M Large Cap Growth Fund

Annual Shareholder Report December 31, 2024

MTCGX

M Large Cap Value Fund

MBOVX

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about M Large Cap Value Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.mfin.com/m-funds. You can also request this information by contacting us at 1-888-736-2878.

What were the Fund costs for the last year?

Annual Fund Operating Expenses (based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
M Large Cap Value Fund	$69	0.63%

How did the fund perform last year and what affected its performance?

Contributors

Banks had an incredible year-end rebound from healthy economic growth and the expectation for less rate cuts going forward as signaled by the FED. Financial services benefited from expectations of a pro deal making environment going forward for investment banking.

Technology was another area of strength. We had been reducing the exposure to the sector steadily over the course of the year as we sold out of holdings that were bid up in price and became too expensive to continue to own. We remained underweight semiconductors as they languished since the annual benchmark rebalance.

Despite the strong year growth factors had, value within value worked. Avoiding and selling out of the highest valuation companies that underperformed particularly within health care, technology, industrials and real estate sectors. Price momentum was the second largest contribution by factor from selling out of poor performing holdings.

Detractors

Not owning Walmart was one of the largest relative detractors during the year. Consumers shifted to value-based shopping and away from higher end discretionary purchases. Another large detractor was not owning the electric power company spinoff from GE. GE Vernova was spun off in April and rose over 150% during the rest of the year. Both Walmart and GE were too expensive for us to own within our process.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years.

	M Large Cap Value Fund	Russell 1000	Russell 1000 Value Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,716	$9,725	$9,600
2/28/2015	$10,262	$10,287	$10,064
3/31/2015	$10,262	$10,159	$9,927
4/30/2015	$10,262	$10,231	$10,020
5/31/2015	$10,487	$10,365	$10,140
6/30/2015	$10,254	$10,170	$9,938
7/31/2015	$10,339	$10,366	$9,981
8/31/2015	$9,780	$9,742	$9,387
9/30/2015	$9,450	$9,475	$9,104
10/31/2015	$10,208	$10,242	$9,790
11/30/2015	$10,316	$10,275	$9,828
12/31/2015	$9,941	$10,090	$9,616
1/31/2016	$9,036	$9,548	$9,119
2/29/2016	$9,003	$9,545	$9,117
3/31/2016	$9,651	$10,210	$9,774
4/30/2016	$9,692	$10,265	$9,980
5/31/2016	$9,675	$10,445	$10,135
6/30/2016	$9,551	$10,469	$10,222
7/31/2016	$9,858	$10,868	$10,519
8/31/2016	$9,950	$10,882	$10,600
9/30/2016	$10,016	$10,890	$10,579
10/31/2016	$9,891	$10,678	$10,415
11/30/2016	$10,548	$11,099	$11,010
12/31/2016	$10,900	$11,308	$11,286
1/31/2017	$10,942	$11,535	$11,366
2/28/2017	$11,297	$11,981	$11,774
3/31/2017	$11,119	$11,989	$11,655
4/30/2017	$11,086	$12,116	$11,632
5/31/2017	$11,069	$12,270	$11,621
6/30/2017	$11,238	$12,356	$11,810
7/31/2017	$11,483	$12,601	$11,966
8/31/2017	$11,398	$12,640	$11,827
9/30/2017	$11,720	$12,909	$12,178
10/31/2017	$11,990	$13,205	$12,266
11/30/2017	$12,438	$13,608	$12,642
12/31/2017	$12,534	$13,760	$12,827
1/31/2018	$12,966	$14,515	$13,323
2/28/2018	$12,246	$13,982	$12,686
3/31/2018	$12,165	$13,665	$12,463
4/30/2018	$12,246	$13,711	$12,505
5/31/2018	$12,408	$14,061	$12,579
6/30/2018	$12,347	$14,152	$12,611
7/31/2018	$12,790	$14,641	$13,110
8/31/2018	$13,053	$15,145	$13,304
9/30/2018	$12,917	$15,203	$13,330
10/31/2018	$11,966	$14,127	$12,639
11/30/2018	$12,220	$14,414	$13,016
12/31/2018	$11,021	$13,102	$11,766
1/31/2019	$11,948	$14,200	$12,682
2/28/2019	$12,237	$14,680	$13,088
3/31/2019	$12,177	$14,936	$13,171
4/30/2019	$12,616	$15,539	$13,637
5/31/2019	$11,759	$14,549	$12,761
6/30/2019	$12,631	$15,570	$13,676
7/31/2019	$12,651	$15,812	$13,790
8/31/2019	$12,183	$15,522	$13,384
9/30/2019	$12,582	$15,792	$13,862
10/31/2019	$12,701	$16,126	$14,056
11/30/2019	$13,120	$16,736	$14,490
12/31/2019	$13,393	$17,219	$14,889
1/31/2020	$13,079	$17,237	$14,568
2/29/2020	$11,635	$15,829	$13,157
3/31/2020	$9,542	$13,737	$10,909
4/30/2020	$10,683	$15,552	$12,135
5/31/2020	$10,986	$16,373	$12,551
6/30/2020	$10,911	$16,735	$12,468
7/31/2020	$11,229	$17,715	$12,961
8/31/2020	$11,621	$19,015	$13,497
9/30/2020	$11,367	$18,320	$13,165
10/31/2020	$11,102	$17,878	$12,993
11/30/2020	$12,479	$19,984	$14,741
12/31/2020	$12,969	$20,829	$15,306
1/31/2021	$12,980	$20,657	$15,166
2/28/2021	$13,811	$21,256	$16,082
3/31/2021	$14,933	$22,059	$17,028
4/30/2021	$15,569	$23,247	$17,710
5/31/2021	$16,077	$23,357	$18,124
6/30/2021	$15,808	$23,942	$17,916
7/31/2021	$15,862	$24,440	$18,059
8/31/2021	$16,229	$25,147	$18,418
9/30/2021	$15,754	$23,992	$17,777
10/31/2021	$16,552	$25,657	$18,679
11/30/2021	$15,872	$25,312	$18,021
12/31/2021	$16,861	$26,338	$19,158
1/31/2022	$16,751	$24,853	$18,712
2/28/2022	$16,620	$24,171	$18,494
3/31/2022	$16,959	$24,986	$19,016
4/30/2022	$16,170	$22,759	$17,943
5/31/2022	$16,609	$22,724	$18,292
6/30/2022	$15,170	$20,821	$16,694
7/31/2022	$15,936	$22,761	$17,801
8/31/2022	$15,625	$21,887	$17,271
9/30/2022	$14,316	$19,862	$15,756
10/31/2022	$16,301	$21,454	$17,372
11/30/2022	$17,344	$22,615	$18,458
12/31/2022	$16,616	$21,300	$17,714
1/31/2023	$17,368	$22,728	$18,632
2/28/2023	$16,769	$22,187	$17,975
3/31/2023	$16,405	$22,889	$17,892
4/30/2023	$16,510	$23,173	$18,162
5/31/2023	$15,700	$23,281	$17,461
6/30/2023	$16,745	$24,853	$18,621
7/31/2023	$17,413	$25,708	$19,276
8/31/2023	$17,031	$25,258	$18,756
9/30/2023	$16,578	$24,071	$18,032
10/31/2023	$15,946	$23,489	$17,396
11/30/2023	$16,924	$25,683	$18,707
12/31/2023	$17,880	$26,951	$19,744
1/31/2024	$18,197	$27,327	$19,764
2/29/2024	$18,770	$28,803	$20,493
3/31/2024	$20,013	$29,726	$21,518
4/30/2024	$19,160	$28,461	$20,599
5/31/2024	$19,757	$29,801	$21,252
6/30/2024	$19,545	$30,788	$21,052
7/31/2024	$20,691	$31,237	$22,128
8/31/2024	$21,179	$31,978	$22,721
9/30/2024	$21,325	$32,661	$23,037
10/31/2024	$21,362	$32,433	$22,783
11/30/2024	$22,801	$34,521	$24,239
12/31/2024	$21,210	$33,557	$22,589

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
M Large Cap Value Fund	18.63%	9.63%	7.81%
Russell 1000Footnote Reference1	24.51%	14.28%	12.87%
Russell 1000 Value Index	14.37%	8.69%	8.49%
Footnote	Description
Footnote[1]	Effective December 31, 2024, the Russell 1000® Index was added as a broad measure of market performance in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Russell 1000® Value Index as an additional benchmark that reflects the market segment(s) in which the Fund invests.

Key Fund Statistics

Total Net Assets	$154,292,578
# of Portfolio Holdings	222
Total Advisory Fees Paid	$633,999
Portfolio Turnover Rate	48%

Past Performance: performance data represent past performance, which does not guarantee future results.

What did the Fund invest in?

The tables below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. The Fund invested in a variety of equity securities. Opportunities continue to fluctuate with the volatility of the market and as banks continue to encounter risks. The allocations may not be representative of future investments.

Top Ten Sector Allocation (%)

Financials	34.7%
Health Care	14.8%
Industrials	12.0%
Information Technology	7.8%
Consumer Discretionary	7.5%
Consumer Staples	6.4%
Communication Services	5.6%
Energy	4.6%
Utilities	4.0%
Materials	1.6%

Ten Largest Portfolio Holdings (%)

JPMorgan Chase & Co.	5.8%
AbbVie, Inc.	3.1%
Johnson & Johnson	3.1%
Bank of America Corp.	3.0%
Cisco Systems, Inc.	2.3%
iShares Russell 1000 Value ETF	2.2%
Chevron Corp.	2.1%
Wells Fargo & Co.	2.1%
Philip Morris International, Inc.	1.9%
Lowe's Cos., Inc.	1.8%

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit the Fund's website at www.mfin.com/m-funds, which may also be accessed through this QR code, or contact us at:

Phone: 1-888-736-2878

M Large Cap Value Fund

Annual Shareholder Report December 31, 2024

MBOVX

(b)	Not applicable.

Item 2. Code of Ethics.

As of December 31, 2024, the Registrant has adopted a code of ethics that applies to the Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial and Accounting Officer. For the year ended December 31, 2024, there were no amendments to a provision of its code of ethics, nor were there any waivers (including implicit waivers) granted from a provision of the code of ethics. A copy of the registrant’s code of ethics is filed with this Form N-CSR under Item 19(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that the Registrant has two audit committee financial experts serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Bruce W. Madding and Wayne Pierson, who are “independent” as defined in Item 3 of Form N-CSR. Mr. Madding serves as the Chairman of the Registrant’s audit committee.

Item 4. Principal Accountant Fees and Services.

BBD, LLP served as the principal accountant for the Registrant for the period from January 1, 2023 through March 13, 2023. Cohen & Company Ltd. replaced BBD, LLP, after acquiring BBD, LLP’s Investment Management Group, and served as the principal accountant for the Registrant for the period from March 13, 2023 through December 31, 2023 and for the fiscal year ended December 31, 2024.

(a)	AUDIT FEES: The aggregate fees billed for professional services rendered by its principal accountant, BBD, LLP for the audit of the Registrant’s annual financial statements for the fiscal year ended December 31, 2023 were $0. The aggregate fees billed for professional services rendered by its principal accountant, Cohen & Company Ltd. for the audit of the Registrant’s annual financial statements for the fiscal years ended December 31, 2023 and December 31, 2024 were $94,500 and $96,500, respectively.

(b)	AUDIT RELATED FEES: No such fees were billed to the Registrant by BBD, LLP for the fiscal year ended December 31, 2023. No such fees were billed to the Registrant by Cohen & Company Ltd. for the fiscal years ended December 31, 2023 and December 31, 2024.

(c)	TAX FEES: The aggregate fees billed for professional services rendered by BBD, LLP for tax compliance, tax advice, and tax planning for the fiscal year ended December 31, 2023 were $0. The aggregate fees billed for professional services rendered by Cohen & Company Ltd. for tax compliance, tax advice, and tax planning for the fiscal years ended December 31, 2023 and December 31, 2024 were $12,500 and $12,500, respectively. Such services included the review of the Fund’s tax and excise returns.

(d)	ALL OTHER FEES: No such fees were billed to the Registrant by BBD, LLP for the fiscal year ended December 31, 2023. No such fees were billed to the Registrant by Cohen & Company, Ltd. for the fiscal years ended December 31, 2023 and December 31, 2024.

(e)	(1) The Registrant’s audit committee pre-approves all audit and non-audit services to be performed by the Registrant’s accountant before the accountant is engaged by the Registrant to perform such services.

(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) Not applicable

(c) 100%

(d) Not applicable

(f)	Not applicable.

(g)	The aggregate fees billed by the Registrant’s principal accountant, BBD, LLP, for non-audit services rendered to the Registrant, the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entities controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant for the fiscal year ended December 31, 2023 were $0. The aggregate fees billed by the Registrant’s principal accountant, Cohen & Company, Ltd., for non-audit services rendered to the Registrant, the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entities controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant for the fiscal years ended December 31, 2023 and December 31, 2024 were $12,500 and $12,500, respectively.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	A Schedule of Investments is contained in the Report to Shareholders filed under Item 7(a) of this report.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)  The Registrant's Financial Statements are attached herewith.

(b)  The Registrant's Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this report.

M FUND, INC.

M International Equity Fund

M Large Cap Growth Fund

M Capital Appreciation Fund

M Large Cap Value Fund

Annual Financial Statements
December 31, 2024

M International Equity Fund

SCHEDULE OF INVESTMENTS

December 31, 2024

Shares		Value (Note 1)
	COMMON STOCKS—66.8%
	Australia—4.3%
3,859	AGL Energy Ltd.	$26,966
4,977	ALS Ltd.†	46,454
101,642	AMP Ltd.	99,714
3,777	Ampol Ltd.	65,902
2,658	Ansell Ltd.	55,640
12,134	ANZ Group Holdings Ltd.	214,345
8,398	APA Group	36,230
2,752	ARB Corp. Ltd.†	69,173
3,520	Aristocrat Leisure Ltd.	148,936
492	ASX Ltd.	19,818
10,882	Atlas Arteria Ltd.	31,993
3,580	AUB Group Ltd.	69,134
31,634	Aurizon Holdings Ltd.	63,635
25,890	Bank of Queensland Ltd.†	107,365
87,244	Beach Energy Ltd.†	75,330
6,079	Bendigo & Adelaide Bank Ltd.	49,290
21,786	BHP Group Ltd.	533,310
7,612	BHP Group Ltd., ADR	371,694
12,902	BHP Group Ltd., Class DI†	315,287
5,245	BlueScope Steel Ltd.	60,675
13,591	Brambles Ltd.	161,850
3,529	Breville Group Ltd.†	77,280
3,417	Brickworks Ltd.†	54,249
8,295	Capricorn Metals Ltd.*	32,243
1,476	CAR Group Ltd.	32,916
25,327	Challenger Ltd.	94,214
18,979	Champion Iron Ltd.†	67,546
8,596	City Chic Collective Ltd.†,*	521
27,200	Cleanaway Waste Management Ltd.	44,614
370	Cochlear Ltd.	66,386
6,045	Codan Ltd.	60,239
9,946	Coles Group Ltd.†	116,288
6,215	Commonwealth Bank of Australia†	589,518
3,756	Computershare Ltd.	78,926
16,210	Coronado Global Resources, Inc., CDI#	7,675
1,547	Corporate Travel Management Ltd.†	12,687
1,194	CSL Ltd.	208,095
1,480	Dicker Data Ltd.†	7,713
1,695	Domino's Pizza Enterprises Ltd.†	30,886
25,989	Downer EDI Ltd.	84,451
5,649	Eagers Automotive Ltd.†	41,398
19,239	Emerald Resources NL†,*	38,701
16,177	Endeavour Group Ltd.†	42,054
Shares		Value (Note 1)
	Australia (Continued)
26,880	Evolution Mining Ltd.	$80,026
6,090	Flight Centre Travel Group Ltd.†	62,874
14,861	Fortescue Ltd.	167,867
145	Gold Road Resources Ltd.	184
5,327	GrainCorp Ltd., Class A	24,201
10,061	Harvey Norman Holdings Ltd.†	29,081
1,600	HUB24 Ltd.	68,926
2,262	IDP Education Ltd.†	17,683
6,212	IGO Ltd.†	18,340
16,123	Iluka Resources Ltd.	50,396
18,669	Incitec Pivot Ltd.	33,857
18,310	Insignia Financial Ltd.	40,232
21,084	Insurance Australia Group Ltd.	110,403
1,024	IRESS Ltd.*	5,901
4,226	James Hardie Industries PLC, CDI*	130,967
1,986	JB Hi-Fi Ltd.	113,926
12,256	Judo Capital Holdings Ltd.*,†	13,806
21,267	Lendlease Corp. Ltd.	82,007
14,208	Lottery Corp. Ltd.	43,443
2,708	Lovisa Holdings Ltd.†	50,552
4,957	Lynas Rare Earths Ltd.†,*	19,728
753	Macquarie Group Ltd.	103,304
361	Macquarie Technology Group Ltd.*	19,732
4,454	Magellan Financial Group Ltd.	30,656
16,327	Medibank Pvt Ltd.	38,300
38,904	Metcash Ltd.†	74,647
1,895	Mineral Resources Ltd.†	40,172
19,253	National Australia Bank Ltd.	442,108
3,847	Netwealth Group Ltd.	68,457
27,710	New Hope Corp. Ltd.†	85,070
1,909	NEXTDC Ltd.*	17,806
16,970	nib holdings Ltd.	57,560
76,777	Nickel Industries Ltd.	39,205
30,345	Nine Entertainment Co. Holdings Ltd.†	23,196
5,875	Northern Star Resources Ltd.	56,145
11,530	oOh!media Ltd.†	8,421
6,210	Orica Ltd.	63,728
13,396	Origin Energy Ltd.	90,377
33,093	Orora Ltd.†	50,388
2,144	Perpetual Ltd.†	26,395
84,462	Perseus Mining Ltd.	134,354
4,897	PEXA Group Ltd.†,*	39,585
28,614	Pilbara Minerals Ltd.†,*	38,786

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Value (Note 1)
	Australia (Continued)
2,120	Pinnacle Investment Management Group Ltd.†	$29,983
3,395	Premier Investments Ltd.†	67,516
573	Pro Medicus Ltd.	88,707
5,039	Qantas Airways Ltd.*	27,976
13,764	QBE Insurance Group Ltd.	163,569
9,918	Qube Holdings Ltd.	24,371
60,610	Ramelius Resources Ltd.†	77,655
1,820	Ramsay Health Care Ltd.†	38,909
355	REA Group Ltd.†	51,265
2,536	Reece Ltd.†	35,129
5,440	Regis Healthcare Ltd.	20,203
29,575	Reliance Worldwide Corp. Ltd.†	91,893
3,221	Rio Tinto Ltd.†	234,173
20,484	Sandfire Resources Ltd.†,*	117,657
40,802	Santos Ltd.	168,699
1,678	SEEK Ltd.†	23,441
2,296	SGH Ltd.†	65,527
57,922	Sigma Healthcare Ltd.†	93,929
3,115	Sims Ltd.†	22,905
3,263	Sonic Healthcare Ltd.	54,550
31,643	South32 Ltd.	66,591
13,307	Stanmore Resources Ltd.	24,791
8,695	Steadfast Group Ltd.	31,214
8,934	Suncorp Group Ltd.	105,120
9,441	Super Retail Group Ltd.†	88,704
3,536	Technology One Ltd.	68,525
24,644	Telstra Group Ltd.	61,166
2,964	TPG Telecom Ltd.†	8,237
12,697	Transurban Group	105,229
3,558	Treasury Wine Estates Ltd.	24,951
3,389	Tuas Ltd.*	13,341
154,114	Vault Minerals Ltd.*	31,478
30,432	Ventia Services Group Pty. Ltd.	67,809
37,673	Viva Energy Group Ltd.#	61,326
11,024	WEB Travel Group Ltd.†,*	31,319
11,024	Webjet Group Ltd.†,*	5,936
6,549	Wesfarmers Ltd.	289,947
37,006	West African Resources Ltd.*	32,868
15,208	Westpac Banking Corp.	304,228
20,936	Whitehaven Coal Ltd.	80,342
679	WiseTech Global Ltd.	50,878
20,617	Woodside Energy Group Ltd.†	313,918
1,661	Woodside Energy Group Ltd., ADR	25,912
5,982	Woolworths Group Ltd.	112,891
Shares		Value (Note 1)
	Australia (Continued)
3,162	Worley Ltd.	$26,813
784	Xero Ltd.*	81,795
6,051	Yancoal Australia Ltd.	24,344
		10,761,863
	Austria—0.4%
1,865	ANDRITZ AG	94,623
2,872	BAWAG Group AG#	241,418
2,017	Erste Group Bank AG	124,648
2,065	OMV AG	79,871
3,082	Raiffeisen Bank International AG	63,052
1,895	Strabag SE, Bearer Shares	77,536
3,952	Telekom Austria AG	32,586
470	Verbund AG	34,079
1,541	Vienna Insurance Group AG Wiener Versicherung Gruppe	48,446
3,281	voestalpine AG	62,297
3,461	Wienerberger AG	96,008
		954,564
	Belgium—0.6%
831	Ackermans & van Haaren NV	163,981
2,788	Ageas SA	135,445
5,595	Anheuser-Busch InBev SA	279,637
69	Argenx SE*	42,884
2,916	Azelis Group NV†	57,390
2,078	CMB Tech NV†	20,634
1,993	Colruyt Group NV	74,816
174	D'ieteren Group	28,964
224	Deme Group NV	31,974
547	Elia Group SA	42,156
3,331	KBC Group NV	257,194
6	Lotus Bakeries NV	66,999
490	Melexis NV	28,677
1,947	Solvay SA†	62,843
1,351	Syensqo SA	98,744
517	UCB SA	102,930
2,988	Umicore SA	30,812
191	VGP NV	14,126
		1,540,206
	Canada—7.8%
3,034	Agnico Eagle Mines Ltd.	237,325
1,100	Air Canada*	17,034
3,802	Alamos Gold, Inc., Class A	70,130
5,239	Algonquin Power & Utilities Corp.†	23,314

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Value (Note 1)
	Canada (Continued)
3,609	Algonquin Power & Utilities Corp.	$16,018
5,591	Alimentation Couche-Tard, Inc.	310,073
3,374	AltaGas Ltd.	78,585
785	Altus Group Ltd.	30,582
549	Andlauer Healthcare Group, Inc.	16,117
9,336	ARC Resources Ltd.	169,320
3,008	Aritzia, Inc.*	111,828
2,100	Atco Ltd., Class I	69,511
26,500	Athabasca Oil Corp.*	98,261
1,848	AtkinsRealis Group, Inc.	98,041
205	ATS Corp.†,*	6,248
553	ATS Corp.*	16,866
30,130	B2Gold Corp.	73,627
5,072	Bank of Montreal	492,379
7,207	Bank of Nova Scotia	387,011
6,855	Barrick Gold Corp.	106,252
1,119	Bausch & Lomb Corp.*	20,209
5,083	Bausch Health Cos., Inc.*	41,033
34,353	Baytex Energy Corp.	88,425
708	BCE, Inc.	16,411
1,128	Bombardier, Inc., Class B*	76,707
3,362	Boralex, Inc., Class A	67,149
667	Boyd Group Services, Inc.	100,589
704	Brookfield Corp.†	40,445
1,680	Brookfield Corp.	96,561
555	BRP, Inc.†	28,233
385	BRP, Inc.	19,608
2,527	CAE, Inc.†,*	64,135
520	Cameco Corp.	26,737
6,281	Canadian Imperial Bank of Commerce	397,323
2,955	Canadian National Railway Co.	300,038
18,184	Canadian Natural Resources Ltd.	561,415
2,545	Canadian Pacific Kansas City Ltd.	184,182
1,946	Canadian Tire Corp. Ltd., Class A	204,720
1,300	Canadian Utilities Ltd., Class A	31,518
1,880	Canadian Western Bank	76,837
3,394	Capital Power Corp.	150,451
10,798	Capstone Copper Corp.*	66,781
1,524	CCL Industries, Inc., Class B	78,403
4,879	Celestica, Inc.*	450,297
15,168	Cenovus Energy, Inc.	229,853
1,850	CGI, Inc.	202,360
4,510	CI Financial Corp.	97,074
740	Cogeco Communications, Inc.	34,672
Shares		Value (Note 1)
	Canada (Continued)
514	Colliers International Group, Inc.	$69,895
122	Constellation Software, Inc.	377,251
3,054	Definity Financial Corp.	124,183
7,600	Denison Mines Corp.*	13,799
511	Descartes Systems Group, Inc.†,*	58,050
2,540	Dollarama, Inc.	247,877
9,286	Dundee Precious Metals, Inc.	84,239
9,101	Eldorado Gold Corp.*	135,344
2,063	Emera, Inc.	77,112
2,538	Empire Co. Ltd., Class A	77,493
5,120	Enbridge, Inc.	217,309
3,107	Enbridge, Inc.†	131,830
9,078	Endeavour Mining PLC	164,515
1,386	EQB, Inc.	95,428
3,881	Equinox Gold Corp.*	19,483
2,700	ERO Copper Corp.†,*	36,396
700	ERO Copper Corp.*	9,438
1,229	Exchange Income Corp.	50,316
312	Fairfax Financial Holdings Ltd.	434,102
5,898	Finning International, Inc.	156,287
9,374	First Majestic Silver Corp.†	51,463
3,171	First Quantum Minerals Ltd.*	40,877
347	FirstService Corp.	62,858
2,730	Fortis, Inc.	113,439
10,041	Fortuna Mining Corp.*	43,099
10,100	Fortuna Mining Corp.†,*	43,329
656	Franco-Nevada Corp.	77,124
645	George Weston Ltd.	100,305
1,368	GFL Environmental, Inc.	60,931
6,200	Gibson Energy, Inc.	105,587
2,320	Gildan Activewear, Inc.	109,163
1,643	Great-West Lifeco, Inc.	54,487
1,700	Heroux-Devtek, Inc.*	37,585
23,043	Hudbay Minerals, Inc.	186,733
1,698	Hydro One Ltd.#	52,294
1,315	iA Financial Corp., Inc.	121,963
21,700	IAMGOLD Corp.†,*	111,972
3,400	IAMGOLD Corp.*	17,574
1,311	IGM Financial, Inc.	41,871
1,034	Imperial Oil Ltd.	63,725
777	Imperial Oil Ltd.†	47,863
788	Intact Financial Corp.	143,479
1,068	Ivanhoe Mines Ltd., Class A*	12,675
2,348	Keyera Corp.	71,806
18,607	Kinross Gold Corp.	172,687

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Value (Note 1)
	Canada (Continued)
200	Lassonde Industries, Inc., Class A	$25,716
4,710	Lightspeed Commerce, Inc.†,*	71,733
2,489	Linamar Corp.	98,334
1,153	Loblaw Cos. Ltd.	151,736
4,000	Lundin Gold, Inc.	85,318
7,550	Lundin Mining Corp.	64,972
3,172	Magna International, Inc.	132,578
4,204	Manulife Financial Corp.	129,151
2,188	Maple Leaf Foods, Inc.	30,960
15,052	MEG Energy Corp.	247,123
3,636	Methanex Corp.	181,612
1,582	Metro, Inc.	99,215
3,640	National Bank of Canada	331,828
33,488	New Gold, Inc.*	83,309
1,400	North West Co., Inc.	47,840
9,334	Northland Power, Inc.	116,233
5,499	Nutrien Ltd.	246,077
2,200	NuVista Energy Ltd.*	21,151
40,400	OceanaGold Corp.	111,859
1,764	Open Text Corp.	49,932
1,875	Osisko Gold Royalties Ltd.	33,953
2,072	Pan American Silver Corp.	41,917
4,147	Paramount Resources Ltd., Class A	91,800
6,127	Parkland Corp.	138,571
2,949	Pembina Pipeline Corp.	108,960
11,030	Peyto Exploration & Development Corp.	131,521
1,500	Premium Brands Holdings Corp.	82,521
4,412	Quebecor, Inc., Class B	96,684
622	RB Global, Inc.	56,140
473	RB Global, Inc.†	42,669
1,200	Restaurant Brands International, Inc.	78,214
422	Restaurant Brands International, Inc.†	27,506
710	Richelieu Hardware Ltd.	19,283
3,879	Rogers Communications, Inc., Class B	119,248
9,360	Royal Bank of Canada	1,128,579
3,340	Russel Metals, Inc.	97,822
10,574	Sandstorm Gold Ltd.†	59,003
2,504	Saputo, Inc.	43,532
8,205	Secure Energy Services, Inc.	92,812
700	Shopify, Inc., Class A*	74,502
1,111	South Bow Corp.†	26,186
488	South Bow Corp.	11,516
987	Spin Master Corp.#	23,256
Shares		Value (Note 1)
	Canada (Continued)
900	Stantec, Inc.	$70,610
1,800	Stella-Jones, Inc.	89,145
122	Strathcona Resources Ltd.	2,674
3,898	Sun Life Financial, Inc.	231,448
468	Sun Life Financial, Inc.†	27,771
15,768	Suncor Energy, Inc.	562,720
17,204	Tamarack Valley Energy Ltd.	57,329
2,442	TC Energy Corp.	113,805
5,557	TC Energy Corp.†	258,567
2,972	Teck Resources Ltd., Class B	120,497
2,585	Teck Resources Ltd., Class B†	104,770
640	TFI International, Inc.	86,482
527	Thomson Reuters Corp.	84,574
1,730	TMX Group Ltd.	53,292
5,500	Torex Gold Resources, Inc.*	108,359
656	Toromont Industries Ltd.	51,861
12,702	Toronto-Dominion Bank	676,255
3,337	Tourmaline Oil Corp.	154,424
3,838	TransAlta Corp.	54,281
1,600	Triple Flag Precious Metals Corp.†	24,064
27,215	Veren, Inc.†	139,885
3,354	Veren, Inc.	17,243
2,344	Vermilion Energy, Inc.	22,063
2,200	Vermilion Energy, Inc.†	20,680
176	Victoria Gold Corp./Vancouver*,§	44
787	Waste Connections, Inc.	135,027
570	West Fraser Timber Co. Ltd.	49,389
946	Wheaton Precious Metals Corp.	53,248
33,764	Whitecap Resources, Inc.	239,586
1,581	Winpak Ltd.	52,497
822	WSP Global, Inc.	144,654
		19,466,040
	Denmark—1.9%
5,110	ALK-Abello AS*	112,929
26,358	Alm Brand AS	51,367
8,077	Ambu AS, Class B	116,681
15	AP Moller—Maersk AS, Class A	24,044
30	AP Moller—Maersk AS, Class B	49,610
973	Carlsberg AS, Class B	93,256
610	Coloplast AS, Class B	66,616
4,232	Danske Bank AS	119,744
4,231	Demant AS*	155,271
1,164	DSV AS	247,216
1,366	FLSmidth & Co. AS	67,549

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Value (Note 1)
	Denmark (Continued)
348	Genmab AS*	$72,146
8,387	H Lundbeck AS	48,137
4,236	H Lundbeck AS, Class A	19,653
5,888	ISS AS	107,386
1,781	Jyske Bank AS, Registered	126,168
2,216	NKT AS*	158,369
20,596	Novo Nordisk AS, Class B	1,785,757
2,597	Novonesis (Novozymes) B, Class B	147,071
723	Orsted AS*,#	32,559
1,637	Pandora AS	299,468
987	Ringkjoebing Landbobank AS	165,067
158	Rockwool AS, Class A	55,526
463	Rockwool AS, Class B	164,126
1,860	Royal Unibrew AS	130,602
2,761	Tryg AS	58,102
4,343	Vestas Wind Systems AS*	59,168
881	Zealand Pharma AS*	87,559
		4,621,147
	Finland—1.0%
1,022	Cargotec OYJ, Class B	54,075
4,024	Elisa OYJ	174,233
3,644	Finnair OYJ*,†	8,348
6,074	Fortum OYJ	85,033
2,640	Huhtamaki OYJ	93,470
844	Kalmar OYJ, Class B*	27,810
4,001	Kemira OYJ	80,899
2,475	Kesko OYJ, Class A	46,301
8,405	Kesko OYJ, Class B	158,281
2,114	Kojamo OYJ*	20,562
2,610	Kone OYJ, Class B	127,068
2,574	Konecranes OYJ	163,176
20,302	Metso OYJ	188,848
2,807	Neste OYJ†	35,255
14,164	Nokia OYJ	62,715
21,352	Nokia OYJ, ADR†	94,589
29,644	Nordea Bank Abp	322,421
727	Orion OYJ, Class A	32,080
3,470	Orion OYJ, Class B	153,768
1,027	Sampo OYJ, Class A*	41,698
2,463	Sampo OYJ, Class A	100,470
19,318	Stora Enso OYJ, Class R†	194,463
2,814	UPM-Kymmene OYJ	77,419
4,926	Valmet OYJ†	119,044
4,259	Wartsila OYJ Abp	75,484
		2,537,510
Shares		Value (Note 1)
	France—5.3%
1,828	Accor SA	$89,072
181	Aeroports de Paris SA	20,943
971	Air France-KLM†,*	8,171
1,619	Air Liquide SA	263,161
1,951	Airbus SE	312,802
5,363	Alstom SA*	119,771
866	Alten SA	70,912
514	Amundi SA#	34,182
2,048	Arkema SA	156,030
3,777	AXA SA	134,274
393	BioMerieux	42,134
4,454	BNP Paribas SA	273,222
5,145	Bollore SE	31,657
3,160	Bouygues SA	93,420
4,210	Bureau Veritas SA	127,950
6,270	Canal & France SA*,§	15,934
899	Capgemini SE	147,274
6,781	Carrefour SA	96,441
3,251	Cie de Saint-Gobain SA	288,599
7,397	Cie Generale des Etablissements Michelin SCA	243,657
3,850	Clariane SE†,*	8,327
4,277	Credit Agricole SA	58,879
3,754	Danone SA	253,224
150	Dassault Aviation SA	30,640
1,320	Dassault Systemes SE	45,805
1,478	Edenred SE	48,609
2,943	Eiffage SA	258,269
11,335	Elis SA†	221,912
14,139	Engie SA	224,228
228	Eramet SA†	12,789
556	EssilorLuxottica SA	135,690
1,296	Eurofins Scientific SE	66,197
519	Euronext NV#	58,223
1,133	Gaztransport Et Technigaz SA†	150,927
10,520	Getlink SE	167,870
155	Hermes International SCA	372,813
585	Imerys SA	17,088
290	Interparfums SA†	12,256
339	Ipsen SA	38,873
3,076	JCDecaux SE*	48,304
570	Kering SA	140,671
702	L'Oreal SA	248,582
2,974	La Francaise des Jeux SACA#	114,661
1,669	Legrand SA	162,579

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Value (Note 1)
	France (Continued)
6,270	Louis Hachette Group†,*	$9,807
2,242	LVMH Moet Hennessy Louis Vuitton SE	1,475,869
1,147	Neoen SA#	47,192
1,307	Nexans SA	141,072
25,581	Orange SA†	255,123
474	Pernod Ricard SA†	53,518
579	Pluxee NV	11,225
1,449	Publicis Groupe SA	154,597
1,544	Renault SA	75,250
10,305	Rexel SA	262,591
1,342	Rubis SCA	33,196
1,748	Safran SA	384,042
2,607	Sanofi SA	253,141
124	Sartorius Stedim Biotech	24,238
1,758	Schneider Electric SE	438,685
6,876	SCOR SE	168,376
1,311	SEB SA	118,825
300	Societe BIC SA	19,826
4,891	Societe Generale SA	137,602
841	Sodexo SA	69,300
361	SOITEC*	32,589
646	Sopra Steria Group	114,426
5,730	SPIE SA	178,300
6,426	STMicroelectronics NV	161,059
5,533	Technip Energies NV	147,296
2,518	Teleperformance SE	216,799
894	Thales SA	128,397
31,242	TotalEnergies SE	1,727,161
11,692	Vallourec SACA†,*	198,865
3,558	Veolia Environnement SA	99,915
2,551	Verallia SA#	64,159
3,910	Vinci SA	403,964
95	Virbac SACA	31,145
6,270	Vivendi SE	16,711
2,202	Worldline SA†,#,*	19,338
		13,140,621
	Germany—4.5%
780	adidas AG	191,326
787	Allianz SE, Registered	241,222
1,264	Aurubis AG†	100,424
8,301	BASF SE	365,096
10,754	Bayer AG, Registered	215,149
3,707	Bayerische Motoren Werke AG	303,275
Shares		Value (Note 1)
	Germany (Continued)
2,899	Bechtle AG	$93,391
325	Beiersdorf AG	41,745
4,313	Brenntag SE	258,586
161	Carl Zeiss Meditec AG, Bearer Shares	7,591
6,184	Commerzbank AG	100,730
1,756	Continental AG	117,904
1,507	Covestro AG*	90,539
1,529	CTS Eventim AG & Co. KGaA	129,318
6,165	Daimler Truck Holding AG	235,325
11,971	Deutsche Bank AG, Registered	206,189
1,817	Deutsche Boerse AG	418,588
9,773	Deutsche Lufthansa AG, Registered	62,522
10,100	Deutsche Post AG	355,502
39,796	Deutsche Telekom AG, Registered	1,190,923
943	Deutsche Wohnen SE	22,515
1,544	DWS Group GmbH & Co. KGaA#	63,654
13,790	E.ON SE	160,628
6,802	Evonik Industries AG	117,877
655	Fielmann Group AG	28,089
1,717	Fraport AG Frankfurt Airport Services Worldwide*	104,045
5,678	Freenet AG	161,978
2,203	Fresenius Medical Care AG	100,772
3,220	Fresenius SE & Co. KGaA*	111,871
861	FUCHS SE	28,361
5,583	GEA Group AG	276,550
1,739	Gerresheimer AG	127,895
282	Hannover Rueck SE	70,515
188	Hapag-Lloyd AG#	29,873
1,620	Heidelberg Materials AG	200,194
844	Henkel AG & Co. KGaA	65,045
1,726	Hensoldt AG	61,682
324	HOCHTIEF AG	43,529
10,112	Infineon Technologies AG	328,900
3,794	KION Group AG	125,210
919	Knorr-Bremse AG	66,969
593	Krones AG	73,711
2,150	LEG Immobilien SE	182,175
9,557	Mercedes-Benz Group AG	532,599
166	Merck KGaA	24,056
142	MTU Aero Engines AG	47,363
878	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Registered	443,006

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Value (Note 1)
	Germany (Continued)
671	Nemetschek SE	$65,057
2,001	Nordex SE*	23,360
3,117	Puma SE	143,227
695	Qiagen NV*	30,989
54	Rational AG	46,091
431	Rheinmetall AG	274,389
1,496	RTL Group SA	41,375
3,022	RWE AG	90,248
2,092	SAP SE	512,062
2,217	Schaeffler AG*	9,740
3,498	Siemens AG, Registered	683,229
1,155	Siemens Energy AG*	60,275
1,781	Siemens Healthineers AG#	94,456
337	Sixt SE	27,438
1,184	Stroeer SE & Co. KGaA	56,490
714	Symrise AG	75,920
4,385	TAG Immobilien AG*	65,226
1,019	Talanx AG	86,712
14,859	TUI AG*	128,490
6,141	United Internet AG, Registered	99,679
418	Volkswagen AG	39,900
4,135	Vonovia SE	125,585
615	Wacker Chemie AG	44,619
5,328	Zalando SE*,#	178,761
		11,327,725
	Hong Kong—1.2%
61,800	AIA Group Ltd.	447,985
4,200	ASMPT Ltd.	40,504
46,118	Bank of East Asia Ltd.	58,548
28,000	BOC Hong Kong Holdings Ltd.	89,949
9,600	Budweiser Brewing Co. APAC Ltd.#	9,258
26,181	Cathay Pacific Airways Ltd.	32,159
10,906	CK Asset Holdings Ltd.	44,794
13,000	CK Hutchison Holdings Ltd.	69,464
6,000	CK Infrastructure Holdings Ltd.	44,614
6,500	CLP Holdings Ltd.	54,650
8,000	Cowell e Holdings, Inc.*	29,150
17,600	ESR Group Ltd.#	27,057
68,927	Far East Consortium International Ltd.	8,254
98,000	First Pacific Co. Ltd.	56,907
127,000	FIT Hon Teng Ltd.*,#	59,685
10,000	Galaxy Entertainment Group Ltd.	42,489
20,000	Hang Lung Group Ltd.	26,936
Shares		Value (Note 1)
	Hong Kong (Continued)
69,479	Hang Lung Properties Ltd.	$55,732
3,800	Hang Seng Bank Ltd.	46,750
8,500	Henderson Land Development Co. Ltd.	25,828
24,500	HK Electric Investments & HK Electric Investments Ltd.	16,719
19,200	HKR International Ltd.*	2,175
48,000	HKT Trust & HKT Ltd.	59,331
68,457	Hong Kong & China Gas Co. Ltd.	54,736
6,606	Hong Kong Exchanges & Clearing Ltd.	250,745
14,179	Hongkong & Shanghai Hotels Ltd.	11,355
10,000	Hysan Development Co. Ltd.	15,245
25,000	Kerry Logistics Network Ltd.	22,146
26,500	Kerry Properties Ltd.	53,091
9,991	Kowloon Development Co. Ltd.	4,875
64,000	Man Wah Holdings Ltd.	39,636
16,000	MGM China Holdings Ltd.	20,477
6,185	MTR Corp. Ltd.	21,581
28,188	NagaCorp Ltd.*	10,561
50,000	New World Development Co. Ltd.	33,219
44,000	NewOcean Energy Holdings Ltd.*,§	—
127,000	Pacific Basin Shipping Ltd.	26,817
107,789	PCCW Ltd.	62,731
6,000	Power Assets Holdings Ltd.	41,871
4,800	PRADA SpA	37,174
19,200	Samsonite International SA#	53,398
9,600	Sands China Ltd.*	25,834
22,000	Shandong Hi-Speed Holdings Group Ltd.*	18,384
44,000	Shangri-La Asia Ltd.	30,026
21,000	SITC International Holdings Co. Ltd.	55,970
96,250	SJM Holdings Ltd.*	33,336
10,500	Stella International Holdings Ltd.	22,064
5,500	Sun Hung Kai Properties Ltd.	52,864
4,500	Swire Pacific Ltd., Class A	40,819
15,000	Swire Pacific Ltd., Class B	21,631
6,200	Swire Properties Ltd.	12,629
8,500	Techtronic Industries Co. Ltd.	112,178
7,983	Transport International Holdings Ltd.	8,480
52,000	United Laboratories International Holdings Ltd.	82,754

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Value (Note 1)
	Hong Kong (Continued)
5,400	VTech Holdings Ltd.	$36,711
60,826	WH Group Ltd.#	47,069
12,000	Wharf Real Estate Investment Co. Ltd.	30,685
27,200	Wynn Macau Ltd.	18,877
36,310	Xinyi Glass Holdings Ltd.	36,887
35,500	Yue Yuen Industrial Holdings Ltd.	79,532
29,000	Zensun Enterprises Ltd.*	627
		2,875,953
	Ireland—0.2%
23,256	AIB Group PLC	128,398
17,298	Bank of Ireland Group PLC	157,787
9,232	Glanbia PLC	127,474
602	Kerry Group PLC, Class A	58,149
1,085	Kingspan Group PLC	79,179
		550,987
	Israel—0.8%
182	AFI Properties Ltd.*	8,671
162	Africa Israel Residences Ltd.	12,156
734	Airport City Ltd.*	11,821
160	Alrov Properties & Lodgings Ltd.*	7,279
2,317	Amot Investments Ltd.	13,154
471	Ashtrom Group Ltd.*	8,233
2,639	Azorim-Investment Development & Construction Co. Ltd.*	15,389
154	Azrieli Group Ltd.	12,746
10,509	Bank Hapoalim BM	127,247
16,904	Bank Leumi Le-Israel BM	201,565
353	Bet Shemesh Engines Holdings 1997 Ltd.*	28,498
22,557	Bezeq The Israeli Telecommunication Corp. Ltd.	32,202
92	Big Shopping Centers Ltd.*	13,673
124	Blue Square Real Estate Ltd.	11,859
63	Brack Capital Properties NV*	4,705
238	Camtek Ltd.	19,509
5,502	Cellcom Israel Ltd.*	31,373
1,006	Clal Insurance Enterprises Holdings Ltd.	23,715
142	Danel Adir Yeoshua Ltd.	15,897
260	Delek Automotive Systems Ltd.*	2,012
153	Delek Group Ltd.	19,990
611	Delta Galil Ltd.	33,781
Shares		Value (Note 1)
	Israel (Continued)
7,604	Doral Group Renewable Energy Resources Ltd.*	$26,710
5,933	El Al Israel Airlines*	12,951
96	Elbit Systems Ltd.	24,775
30	Electra Ltd.	16,922
986	Electra Real Estate Ltd.	11,860
4,030	Energix-Renewable Energies Ltd.	13,856
899	Enlight Renewable Energy Ltd.*	15,591
567	Equital Ltd.*	22,851
166	Fattal Holdings 1998 Ltd.*	23,881
699	First International Bank of Israel Ltd.	34,493
153	Formula Systems 1985 Ltd.	12,878
122	Formula Systems 1985 Ltd., ADR†	10,221
294	Fox Wizel Ltd.	24,180
—	Gav-Yam Lands Corp. Ltd.	—
2,147	Harel Insurance Investments & Financial Services Ltd.	29,759
313	Hilan Ltd.	18,622
4,706	ICL Group Ltd.	23,300
1	Isracard Ltd.	2
2,814	Israel Canada T.R Ltd.	10,929
16,353	Israel Discount Bank Ltd., Class A	112,094
50	Isras Investment Co. Ltd.	12,005
302	Kenon Holdings Ltd.	10,110
955	Kvutzat Acro Ltd.	14,918
521	Lapidoth Capital Ltd.	10,347
325	M Yochananof & Sons Ltd.	20,302
1,175	Matrix IT Ltd.	27,634
252	Mega Or Holdings Ltd.	8,027
526	Menora Mivtachim Holdings Ltd.	21,544
12,957	Migdal Insurance & Financial Holdings Ltd.	24,439
8,220	Mivne Real Estate KD Ltd.	24,623
1,572	Mizrahi Tefahot Bank Ltd.	68,147
2,988	Next Vision Stabilized Systems Ltd.	49,675
156	Nice Ltd.*	26,656
12	Nice Ltd., ADR†,*	2,038
215	Nova Ltd.*	42,455
130,510	Oil Refineries Ltd.	33,745
1,226	One Software Technologies Ltd.	23,070
1,134	OPC Energy Ltd.*	9,255
564	OY Nofar Energy Ltd.*	13,652
8,718	Partner Communications Co. Ltd.*	57,313
282	Paz Retail & Energy Ltd.	34,983

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Value (Note 1)
	Israel (Continued)
3,099	Phoenix Financial Ltd.	$45,332
497	Priortech Ltd.*	23,377
282	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	19,175
1,204	Retailors Ltd.	24,583
1,415	Shapir Engineering & Industry Ltd.*	10,633
5,468	Shikun & Binui Ltd.*	20,153
20,592	Shikun & Binui Soltec Renewable Energy*	14,132
2,661	Shufersal Ltd.	27,777
700	Strauss Group Ltd.	13,278
2,274	Tel Aviv Stock Exchange Ltd.	26,421
473	Teva Pharmaceutical Industries Ltd.*	10,540
534	Tower Semiconductor Ltd.*	27,506
171	YH Dimri Construction & Development Ltd.	16,971
		1,916,166
	Italy—2.1%
62,353	A2A SpA	138,542
2,124	ACEA SpA†	41,099
4,441	Amplifon SpA	114,315
4,544	Azimut Holding SpA	112,919
1,967	Banca Generali SpA	91,403
9,318	Banca Mediolanum SpA†	110,902
39,576	Banca Monte dei Paschi di Siena SpA	279,011
14,817	Banca Popolare di Sondrio SpA	124,934
14,608	Banco BPM SpA†	118,209
42,499	BPER Banca SpA	270,034
3,843	Brembo NV†	36,197
1,134	Brunello Cucinelli SpA	123,808
3,257	Buzzi SpA	120,038
3,914	Credito Emiliano SpA	44,111
80,669	Enel SpA	575,401
21,244	Eni SpA†	288,053
607	Ferrari NV	259,301
5,782	FinecoBank Banca Fineco SpA	100,560
1,796	Generali	50,733
30,199	Hera SpA†	107,359
1,991	Infrastrutture Wireless Italiane SpA#	20,242
37,367	Intesa Sanpaolo SpA†	149,524
17,564	Iren SpA	34,914
12,956	Italgas SpA†	72,605
7,657	Iveco Group NV	74,080
Shares		Value (Note 1)
	Italy (Continued)
1,706	Leonardo SpA	$45,822
3,294	Mediobanca Banca di Credito Finanziario SpA†	48,025
1,371	Moncler SpA	72,399
20,578	Nexi SpA†,#,*	114,252
12,036	Pirelli & C SpA†,#	68,247
4,004	Poste Italiane SpA†,#	56,490
1,227	Prysmian SpA†	78,369
570	Recordati Industria Chimica e Farmaceutica SpA	29,876
624	Reply SpA	99,153
38,184	Saipem SpA*	99,238
13,537	Snam SpA	59,973
756	SOL SpA†	29,092
5,817	Stellantis NV†	75,912
16,483	Stellantis NV	214,961
250,951	Telecom Italia SpA*	64,103
1,807	Tenaris SA	33,823
1,050	Tenaris SA, ADR†	39,680
5,987	Terna—Rete Elettrica Nazionale†	47,256
9,500	UniCredit SpA	379,108
13,696	Unipol Gruppo SpA	170,670
12,239	Webuild SpA	36,081
		5,320,824
	Japan—15.0%
2,500	77 Bank Ltd.	72,246
1,800	ABC-Mart, Inc.	36,504
1,200	Adastria Co. Ltd.	26,426
3,100	ADEKA Corp.	55,806
4,000	Advantest Corp.	233,830
4,900	Aeon Co. Ltd.	115,069
1,100	Aeon Delight Co. Ltd.†	30,376
2,100	Aeon Mall Co. Ltd.	27,160
2,600	AGC, Inc.†	76,424
1,300	Ai Holdings Corp.	17,631
2,500	Aica Kogyo Co. Ltd.	52,464
900	Ain Holdings, Inc.	24,927
3,100	Air Water, Inc.	37,759
5,100	Aisin Corp.	57,614
2,300	Ajinomoto Co., Inc.	94,312
1,400	Alfresa Holdings Corp.	19,255
8,800	Alps Alpine Co. Ltd.	90,184
2,700	Amada Co. Ltd.	26,375
1,900	Amano Corp.	51,755
The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Value (Note 1)
	Japan (Continued)
1,100	Amvis Holdings, Inc.†	$5,089
1,600	ANA Holdings, Inc.	29,139
2,900	Anritsu Corp.	25,987
1,800	Aozora Bank Ltd.†	28,417
1,000	Arata Corp.	20,147
1,900	Arcs Co. Ltd.	31,444
2,000	ARE Holdings, Inc.	21,736
1,600	Artience Co. Ltd.†	32,082
2,200	As One Corp.	37,066
10,500	Asahi Group Holdings Ltd.	110,575
1,600	Asahi Intecc Co. Ltd.	26,195
15,000	Asahi Kasei Corp.	104,150
4,400	Asics Corp.	86,968
1,400	ASKUL Corp.†	14,984
4,700	Astellas Pharma, Inc.†	45,837
4,200	AZ-COM MARUWA Holdings, Inc.	29,629
4,400	Azbil Corp.	34,326
3,500	Bandai Namco Holdings, Inc.	84,060
1,000	BayCurrent, Inc.	33,811
600	Belc Co. Ltd.	25,549
3,800	Bic Camera, Inc.†	41,346
900	BIPROGY, Inc.	27,255
4,300	Bridgestone Corp.†	145,934
2,300	Brother Industries Ltd.	39,431
1,800	Bunka Shutter Co. Ltd.	22,250
400	C Uyemura & Co. Ltd.	27,786
1,700	Calbee, Inc.	34,033
1,200	Canon Marketing Japan, Inc.†	39,429
3,700	Canon, Inc.†	121,362
3,200	Capcom Co. Ltd.	70,652
2,700	Casio Computer Co. Ltd.	22,505
2,500	Central Japan Railway Co.	47,110
3,700	Chiba Bank Ltd.	28,747
3,800	Chubu Electric Power Co., Inc.	39,982
3,600	Chugai Pharmaceutical Co. Ltd.	160,135
5,900	Chugin Financial Group, Inc.	61,458
6,100	Chugoku Electric Power Co., Inc.	35,353
700	Chugoku Marine Paints Ltd.	10,544
8,700	Citizen Watch Co. Ltd.	51,643
1,300	CKD Corp.	21,440
2,600	Coca-Cola Bottlers Japan Holdings, Inc.	41,261
2,500	Colowide Co. Ltd.†	27,154
900	COMSYS Holdings Corp.	18,533
8,000	Concordia Financial Group Ltd.	44,290
Shares		Value (Note 1)
	Japan (Continued)
1,000	Cosmo Energy Holdings Co. Ltd.	$44,037
400	Cosmos Pharmaceutical Corp.	17,025
4,800	Create Restaurants Holdings, Inc.	35,692
1,700	Create SD Holdings Co. Ltd.†	30,382
3,600	CyberAgent, Inc.	25,076
1,500	Dai Nippon Printing Co. Ltd.	21,159
1,000	Dai-Dan Co. Ltd.	24,532
6,000	Dai-ichi Life Holdings, Inc.	161,492
9,700	Daicel Corp.	86,708
5,600	Daido Steel Co. Ltd.	42,282
2,700	Daifuku Co. Ltd.	56,627
700	Daihen Corp.	35,991
1,900	Daiichi Sankyo Co. Ltd.	52,552
4,200	Daiichikosho Co. Ltd.	49,168
1,300	Daikin Industries Ltd.	154,171
300	Daikokutenbussan Co. Ltd.	18,266
4,000	Daio Paper Corp.	21,151
2,280	Daiseki Co. Ltd.	52,238
2,800	Daishi Hokuetsu Financial Group, Inc.	51,428
600	Daito Trust Construction Co. Ltd.	67,018
6,600	Daiwa House Industry Co. Ltd.	203,774
4,700	Daiwa Securities Group, Inc.	31,304
4,300	Daiwabo Holdings Co. Ltd.	84,363
5,300	DCM Holdings Co. Ltd.	48,235
3,700	Denka Co. Ltd.†	52,474
7,100	Denso Corp.	99,927
900	Dentsu Group, Inc.†	21,804
400	Dentsu Soken, Inc.	14,872
3,000	Dexerials Corp.	47,123
3,600	DIC Corp.†	77,425
1,900	Dip Corp.	30,237
500	Disco Corp.	135,784
2,800	DMG Mori Co. Ltd.	45,253
2,500	Dowa Holdings Co. Ltd.	70,800
1,500	DTS Corp.	39,992
3,300	East Japan Railway Co.	58,620
5,500	Ebara Corp.†	86,007
2,100	EDION Corp.	23,904
1,400	Eisai Co. Ltd.†	38,518
2,900	Elecom Co. Ltd.	27,462
1,700	Electric Power Development Co. Ltd.	27,789
700	en Japan, Inc.	9,436
37,400	ENEOS Holdings, Inc.	196,407

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Value (Note 1)
	Japan (Continued)
1,000	Exedy Corp.	$27,964
8,600	EXEO Group, Inc.	94,666
2,300	Ezaki Glico Co. Ltd.†	68,615
1,300	FANUC Corp.	34,494
1,000	Fast Retailing Co. Ltd.	342,051
2,400	Financial Partners Group Co. Ltd.	44,158
2,300	Food & Life Cos. Ltd.	48,881
1,400	FP Corp.	24,860
900	Fuji Co. Ltd.	11,772
3,300	Fuji Corp.	50,576
1,400	Fuji Electric Co. Ltd.	76,146
500	Fuji Kyuko Co. Ltd.	7,109
700	Fuji Oil Holdings, Inc.	15,793
700	Fuji Seal International, Inc.	11,309
600	Fuji Soft, Inc.†	37,732
2,800	FUJIFILM Holdings Corp.	58,885
3,000	Fujikura Ltd.	124,847
900	Fujimi, Inc.	13,779
7,700	Fujitsu Ltd.	136,999
400	Fukuda Denshi Co. Ltd.	18,482
1,200	Fukuoka Financial Group, Inc.	30,087
1,000	Fukushima Galilei Co. Ltd.	16,804
600	Fukuyama Transporting Co. Ltd.†	14,109
1,400	Furukawa Electric Co. Ltd.	59,481
1,300	Fuso Chemical Co. Ltd.	29,454
2,000	Future Corp.	23,541
3,000	Glory Ltd.	49,477
700	GMO Payment Gateway, Inc.	35,462
1,200	GNI Group Ltd.†,*	25,968
400	Goldwin, Inc.	22,486
3,800	GS Yuasa Corp.	64,024
4,900	Gunma Bank Ltd.	33,197
3,000	H.U. Group Holdings, Inc.	48,791
3,400	H2O Retailing Corp.	49,981
5,000	Hachijuni Bank Ltd.	32,175
2,800	Hakuhodo DY Holdings, Inc.	21,328
1,800	Hamamatsu Photonics KK	20,197
1,900	Hankyu Hanshin Holdings, Inc.	49,714
1,500	Hanwa Co. Ltd.	47,475
3,500	Haseko Corp.	45,222
6,300	Hazama Ando Corp.	47,647
2,300	Heiwa Corp.	35,565
600	Heiwa Real Estate Co. Ltd.	16,626
700	Heiwado Co. Ltd.	10,206
12,900	Hino Motors Ltd.*	46,404
Shares		Value (Note 1)
	Japan (Continued)
10,000	Hirogin Holdings, Inc.	$73,946
200	Hirose Electric Co. Ltd.	23,820
1,000	HIS Co. Ltd.*	9,177
1,600	Hitachi Construction Machinery Co. Ltd.	35,763
27,000	Hitachi Ltd.	675,579
6,200	Hokkaido Electric Power Co., Inc.†	32,863
3,000	Hokuetsu Corp.†	29,152
2,800	Hokuhoku Financial Group, Inc.	34,176
2,300	Hokuriku Electric Power Co.	12,573
30,900	Honda Motor Co. Ltd.	301,449
939	Honda Motor Co. Ltd., ADR	26,808
1,000	Horiba Ltd.	58,165
600	Hoshizaki Corp.†	23,886
2,500	House Foods Group, Inc.	46,014
2,000	Hoya Corp.	251,867
4,400	Hulic Co. Ltd.†	38,311
8,400	Hyakugo Bank Ltd.	33,740
700	Ibiden Co. Ltd.	21,243
3,300	Ichibanya Co. Ltd.†	21,476
6,100	Ichigo, Inc.	14,577
10,500	Idemitsu Kosan Co. Ltd.	69,101
500	IHI Corp.	29,588
1,100	Iida Group Holdings Co. Ltd.	16,642
4,200	Iino Kaiun Kaisha Ltd.	31,338
1,900	Inaba Denki Sangyo Co. Ltd.	47,299
900	Inabata & Co. Ltd.	19,047
11,712	INFRONEER Holdings, Inc.	90,885
13,200	Inpex Corp.†	165,309
1,200	Internet Initiative Japan, Inc.	22,769
1,500	Isetan Mitsukoshi Holdings Ltd.†	26,240
7,800	Isuzu Motors Ltd.	107,002
1,900	Ito En Ltd.	42,735
4,500	ITOCHU Corp.†	223,992
2,700	Itochu Enex Co. Ltd.	28,125
680	Itoham Yonekyu Holdings, Inc.†	17,114
2,800	Iwatani Corp.	32,014
4,100	Iyogin Holdings, Inc.	39,998
1,900	Izumi Co. Ltd.	38,895
3,500	J. Front Retailing Co. Ltd.†	47,324
4,100	JAC Recruitment Co. Ltd.†	18,370
1,400	Japan Airlines Co. Ltd.	22,177
1,200	Japan Airport Terminal Co. Ltd.	38,133
1,800	Japan Aviation Electronics Industry Ltd.†	34,079

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Value (Note 1)
	Japan (Continued)
2,200	Japan Elevator Service Holdings Co. Ltd.	$40,772
7,200	Japan Exchange Group, Inc.	80,994
1,200	Japan Material Co. Ltd.	12,958
7,800	Japan Post Holdings Co. Ltd.	73,888
1,000	Japan Post Insurance Co. Ltd.	18,475
3,000	Japan Securities Finance Co. Ltd.	39,200
1,000	Japan Steel Works Ltd.	36,722
5,800	Japan Tobacco, Inc.†	150,396
1,000	Jeol Ltd.	35,819
6,200	JFE Holdings, Inc.	70,119
1,700	Joyful Honda Co. Ltd.†	19,956
7,200	JTEKT Corp.	53,973
1,300	Juroku Financial Group, Inc.	35,362
2,000	Justsystems Corp.	44,679
10,400	JVCKenwood Corp.	115,438
6,900	K's Holdings Corp.	61,745
800	Kadokawa Corp.	15,985
2,000	Kaga Electronics Co. Ltd.	36,798
2,900	Kagome Co. Ltd.†	54,813
2,200	Kajima Corp.	40,282
1,500	Kakaku.com, Inc.	23,070
2,500	Kamigumi Co. Ltd.	54,403
7,000	Kanadevia Corp.	43,821
1,500	Kandenko Co. Ltd.	22,088
2,000	Kaneka Corp.	47,717
4,100	Kanematsu Corp.	68,609
4,100	Kansai Electric Power Co., Inc.	45,692
1,800	Kansai Paint Co. Ltd.	25,888
2,500	Kao Corp.†	101,497
100	Kasumigaseki Capital Co. Ltd.	8,542
3,000	Katitas Co. Ltd.	43,338
800	Kato Sangyo Co. Ltd.	22,956
900	Kawasaki Heavy Industries Ltd.	41,641
14,200	KDDI Corp.	455,028
2,800	Keihan Holdings Co. Ltd.	58,902
4,500	Keikyu Corp.	37,294
700	Keio Corp.	17,083
1,800	Keisei Electric Railway Co. Ltd.	16,227
900	Kewpie Corp.†	19,185
500	Keyence Corp.	205,377
3,300	Kikkoman Corp.	36,965
1,500	Kintetsu Group Holdings Co. Ltd.	31,555
5,200	Kirin Holdings Co. Ltd.†	67,716
1,700	Kiyo Bank Ltd.	23,921
Shares		Value (Note 1)
	Japan (Continued)
700	Kobayashi Pharmaceutical Co. Ltd.†	$27,716
1,300	Kobe Bussan Co. Ltd.	28,422
4,600	Kobe Steel Ltd.†	46,162
1,700	Koei Tecmo Holdings Co. Ltd.	20,058
900	Kohnan Shoji Co. Ltd.	20,592
3,200	Koito Manufacturing Co. Ltd.	40,838
2,900	Kokuyo Co. Ltd.†	51,551
8,600	Komatsu Ltd.	237,758
900	KOMEDA Holdings Co. Ltd.	16,222
1,900	Komeri Co. Ltd.	39,909
600	Konami Group Corp.	56,436
21,400	Konica Minolta, Inc.	90,105
1,200	Konoike Transport Co. Ltd.	23,566
500	Kose Corp.†	22,813
3,400	Kotobuki Spirits Co. Ltd.†	47,085
8,700	Kubota Corp.†	101,683
900	Kumagai Gumi Co. Ltd.	22,765
500	Kura Sushi, Inc.†	9,168
4,700	Kuraray Co. Ltd.†	68,120
1,200	Kureha Corp.	21,926
800	Kurita Water Industries Ltd.	28,188
2,500	Kusuri No. Aoki Holdings Co. Ltd.	51,733
2,500	Kyoritsu Maintenance Co. Ltd.	46,530
2,400	Kyoto Financial Group, Inc.	35,387
1,800	Kyowa Kirin Co. Ltd.	27,175
600	Kyudenko Corp.	19,730
3,100	Kyushu Electric Power Co., Inc.	27,839
9,600	Kyushu Financial Group, Inc.	44,344
1,200	Kyushu Railway Co.	29,210
600	Lasertec Corp.†	57,905
10,100	Leopalace21 Corp.	38,001
1,900	Life Corp.	42,445
1,000	Lintec Corp.	19,479
4,100	Lion Corp.†	45,926
5,000	Lixil Corp.	54,832
8,500	LY Corp.	22,657
2,200	M3, Inc.	19,533
3,100	Mabuchi Motor Co. Ltd.†	44,260
5,100	Macnica Holdings, Inc.†	59,818
1,800	Maeda Kosen Co. Ltd.	22,353
600	Makino Milling Machine Co. Ltd.	40,993
900	Makita Corp.	27,702
2,300	Mani, Inc.	26,429
2,200	Marubeni Corp.	33,452
2,000	Maruha Nichiro Corp.	38,603

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Value (Note 1)
	Japan (Continued)
2,000	Marui Group Co. Ltd.	$31,962
100	Maruwa Co. Ltd.	30,729
4,100	Matsui Securities Co. Ltd.	21,263
3,020	MatsukiyoCocokara & Co.	44,241
200	Matsuyafoods Holdings Co. Ltd.	8,288
1,000	Max Co. Ltd.	22,371
8,600	Mazda Motor Corp.	59,221
500	McDonald's Holdings Co. Japan Ltd.†	19,670
3,700	MCJ Co. Ltd.	33,744
9,000	Mebuki Financial Group, Inc.	36,739
1,600	Medipal Holdings Corp.	24,207
900	Medley, Inc.†,*	21,936
2,400	Megmilk Snow Brand Co. Ltd.	42,129
1,700	Meidensha Corp.	47,269
1,600	MEIJI Holdings Co. Ltd.	32,550
900	Meiko Electronics Co. Ltd.	52,852
2,600	MEITEC Group Holdings, Inc.	48,994
1,100	Menicon Co. Ltd.	9,787
3,900	Mercari, Inc.*	44,442
1,000	Micronics Japan Co. Ltd.†	23,992
3,500	Minebea Mitsumi, Inc.	57,156
3,400	Mirait One Corp.	49,743
2,100	MISUMI Group, Inc.	32,766
1,000	Mitani Corp.	12,368
15,500	Mitsubishi Chemical Group Corp.	78,778
5,600	Mitsubishi Corp.	92,678
7,800	Mitsubishi Electric Corp.	133,202
4,900	Mitsubishi Estate Co. Ltd.	68,527
1,500	Mitsubishi Gas Chemical Co., Inc.	26,974
7,100	Mitsubishi Heavy Industries Ltd.	100,310
2,500	Mitsubishi Logisnext Co. Ltd.	31,189
4,500	Mitsubishi Logistics Corp.	33,118
3,900	Mitsubishi Materials Corp.	59,623
16,900	Mitsubishi Motors Corp.	57,205
1,000	Mitsubishi Shokuhin Co. Ltd.	31,904
33,100	Mitsubishi UFJ Financial Group, Inc.	388,335
1,400	Mitsuboshi Belting Ltd.†	35,591
1,700	Mitsui Chemicals, Inc.	37,491
6,700	Mitsui Fudosan Co. Ltd.	54,079
4,500	Mitsui High-Tec, Inc.†	23,652
2,600	Mitsui Mining & Smelting Co. Ltd.	77,118
1,000	Mitsui-Soko Holdings Co. Ltd.	47,158
1,000	Miura Co. Ltd.	25,295
10,390	Mizuho Financial Group, Inc.	255,747
Shares		Value (Note 1)
	Japan (Continued)
700	Mizuno Corp.	$39,861
500	Mochida Pharmaceutical Co. Ltd.	11,186
1,700	Modec, Inc.	36,140
900	Monogatari Corp.†	19,820
2,900	MonotaRO Co. Ltd.	49,247
2,600	Morinaga & Co. Ltd.	44,888
4,200	Morinaga Milk Industry Co. Ltd.	78,144
6,500	MS&AD Insurance Group Holdings, Inc.	142,480
7,200	Murata Manufacturing Co. Ltd.	117,121
1,500	Musashi Seimitsu Industry Co. Ltd.	37,751
2,800	Nabtesco Corp.†	49,969
2,200	Nagase & Co. Ltd.	45,092
4,900	Nagoya Railroad Co. Ltd.	54,576
2,500	Nakanishi, Inc.	38,037
1,800	Namura Shipbuilding Co. Ltd.†	19,985
2,700	Nankai Electric Railway Co. Ltd.	42,599
1,100	NEC Corp.	95,917
1,800	NEC Networks & System Integration Corp.†	37,694
1,300	Nexon Co. Ltd.†	19,635
3,900	NGK Insulators Ltd.	49,895
1,000	NH Foods Ltd.	32,375
2,400	NHK Spring Co. Ltd.	30,506
1,100	Nichias Corp.	39,136
700	Nichiha Corp.	12,991
1,500	Nichirei Corp.	39,715
4,300	NIDEC Corp.	78,023
4,600	Nifco, Inc.	111,941
10,300	Nihon M&A Center Holdings, Inc.	43,283
4,800	Nikkon Holdings Co. Ltd.	62,202
3,000	Nikon Corp.†	31,259
2,600	Nintendo Co. Ltd.	153,080
1,900	Nippn Corp.†	26,397
3,300	Nippon Electric Glass Co. Ltd.†	70,700
4,800	Nippon Express Holdings, Inc.†	73,001
3,500	Nippon Gas Co. Ltd.	48,247
5,700	Nippon Kayaku Co. Ltd.	46,514
6,200	Nippon Paint Holdings Co. Ltd.	40,330
1,900	Nippon Sanso Holdings Corp.†	53,421
2,600	Nippon Shinyaku Co. Ltd.	65,915
4,500	Nippon Shokubai Co. Ltd.	54,768
1,800	Nippon Soda Co. Ltd.	33,267
8,800	Nippon Steel Corp.	177,963
104,100	Nippon Telegraph & Telephone Corp.	104,533

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Value (Note 1)
	Japan (Continued)
8,500	Nipro Corp.	$80,870
4,800	Nishi-Nippon Financial Holdings, Inc.	61,836
2,400	Nishi-Nippon Railroad Co. Ltd.	34,594
1,000	Nishimatsu Construction Co. Ltd.	33,303
1,600	Nishimatsuya Chain Co. Ltd.	23,907
1,400	Nissan Chemical Corp.	44,034
21,600	Nissan Motor Co. Ltd.†	65,893
800	Nisshin Oillio Group Ltd.	26,286
3,400	Nisshin Seifun Group, Inc.	39,803
7,800	Nisshinbo Holdings, Inc.†	44,665
1,200	Nissin Foods Holdings Co. Ltd.	29,156
16,100	Nissui Corp.	92,029
2,000	Niterra Co. Ltd.	64,571
400	Nitori Holdings Co. Ltd.	47,374
6,900	Nitto Denko Corp.	117,525
700	Nitto Kogyo Corp.	12,879
300	Noevir Holdings Co. Ltd.	9,333
2,100	NOF Corp.	29,442
4,500	Nojima Corp.	65,522
16,900	Nomura Holdings, Inc.	100,028
1,500	Nomura Real Estate Holdings, Inc.	37,227
2,200	Nomura Research Institute Ltd.	65,142
14,600	North Pacific Bank Ltd.	42,498
2,000	NSD Co. Ltd.	42,950
9,700	NSK Ltd.	42,346
24,200	NTN Corp.	39,173
3,600	NTT Data Group Corp.	69,325
3,100	Obayashi Corp.	41,236
500	OBIC Business Consultants Co. Ltd.	22,041
1,500	Obic Co. Ltd.	44,739
2,100	Odakyu Electric Railway Co. Ltd.†	19,379
900	Ohsho Food Service Corp.†	17,446
7,400	Oji Holdings Corp.	28,411
2,700	Okamura Corp.	35,401
4,600	Okasan Securities Group, Inc.	18,710
1,000	Okinawa Cellular Telephone Co.	27,646
2,200	OKUMA Corp.	47,679
1,400	Okumura Corp.	35,057
2,200	Olympus Corp.	33,144
1,200	Omron Corp.	40,825
3,800	Ono Pharmaceutical Co. Ltd.†	39,474
1,500	Open House Group Co. Ltd.	50,802
3,300	Open Up Group, Inc.†	37,584
500	Oracle Corp.	48,159
Shares		Value (Note 1)
	Japan (Continued)
800	Organo Corp.	$41,692
3,300	Oriental Land Co. Ltd.	71,770
2,100	Osaka Gas Co. Ltd.	46,179
2,900	OSG Corp.†	34,180
1,400	Otsuka Corp.	32,112
2,100	Otsuka Holdings Co. Ltd.	114,780
1,600	PAL GROUP Holdings Co. Ltd.	31,065
1,200	PALTAC Corp.	33,267
2,500	Pan Pacific International Holdings Corp.	68,575
16,800	Panasonic Holdings Corp.	175,426
700	Paramount Bed Holdings Co. Ltd.	12,043
4,400	Park24 Co. Ltd.	61,898
15,700	Penta-Ocean Construction Co. Ltd.	65,306
1,000	PeptiDream, Inc.*	16,807
26,000	Persol Holdings Co. Ltd.	39,080
1,100	PHC Holdings Corp.†	6,725
4,400	Pigeon Corp.†	40,716
1,200	Pilot Corp.	37,080
2,000	Rakus Co. Ltd.	23,617
700	Rakuten Bank Ltd.*	19,664
4,200	Rakuten Group, Inc.*	22,927
7,900	Recruit Holdings Co. Ltd.	559,570
4,200	Relo Group, Inc.	51,477
12,500	Renesas Electronics Corp.*	162,581
10,700	Rengo Co. Ltd.	59,571
10,000	Resona Holdings, Inc.	72,738
2,800	Resonac Holdings Corp.†	71,448
2,600	Resorttrust, Inc.	51,919
6,400	Ricoh Co. Ltd.	73,683
1,600	Riken Keiki Co. Ltd.	39,150
1,200	Rinnai Corp.	24,855
1,500	Riso Kyoiku Co. Ltd.†	2,889
2,800	Rohm Co. Ltd.	26,435
1,500	Rohto Pharmaceutical Co. Ltd.	27,432
3,000	Rorze Corp.	29,172
7,900	Round One Corp.	65,923
1,000	Royal Holdings Co. Ltd.†	15,215
3,400	Ryohin Keikaku Co. Ltd.	77,748
1,164	Ryoyo Ryosan Holdings, Inc.	18,154
1,100	Saizeriya Co. Ltd.†	37,402
1,100	Sakata Seed Corp.	24,224
600	San-A Co. Ltd.	11,081
2,100	San-Ai Obbli Co. Ltd.	25,292
5,700	San-In Godo Bank Ltd.	45,826

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Value (Note 1)
	Japan (Continued)
1,800	Sangetsu Corp.	$34,251
1,300	Sanken Electric Co. Ltd.*	47,945
3,000	Sankyo Co. Ltd.	40,573
2,700	Sankyu, Inc.	93,898
1,300	Sanrio Co. Ltd.	45,772
3,600	Santen Pharmaceutical Co. Ltd.	37,031
2,300	Sanwa Holdings Corp.	64,346
600	Sapporo Holdings Ltd.	31,719
4,800	Sawai Group Holdings Co. Ltd.	65,619
1,700	SBI Holdings, Inc.	43,023
1,200	SBI Sumishin Net Bank Ltd.	28,905
600	SCREEN Holdings Co. Ltd.	36,188
1,600	SCSK Corp.	33,872
2,200	Secom Co. Ltd.	75,069
1,400	Sega Sammy Holdings, Inc.	27,369
3,000	Seibu Holdings, Inc.	61,165
2,400	Seiko Epson Corp.	43,860
700	Seiko Group Corp.	21,777
1,600	Seino Holdings Co. Ltd.	24,135
800	Seiren Co. Ltd.	14,241
4,100	Sekisui Chemical Co. Ltd.	70,746
3,200	Sekisui House Ltd.	76,916
6,200	Senko Group Holdings Co. Ltd.	58,712
1,700	Seria Co. Ltd.	30,436
26,400	Seven & i Holdings Co. Ltd.	417,279
22,100	Seven Bank Ltd.†	43,780
5,300	SG Holdings Co. Ltd.	50,728
4,900	Sharp Corp.*	30,672
400	SHIFT, Inc.†,*	46,306
1,900	Shiga Bank Ltd.	47,456
4,500	Shikoku Electric Power Co., Inc.	35,306
1,700	Shimadzu Corp.	48,198
200	Shimano, Inc.	27,189
3,500	Shimizu Corp.	27,861
10,400	Shin-Etsu Chemical Co. Ltd.	350,049
2,000	Shin-Etsu Polymer Co. Ltd.	20,948
800	Shinko Electric Industries Co. Ltd.*	29,006
4,500	Shionogi & Co. Ltd.	63,462
3,700	Ship Healthcare Holdings, Inc.	51,851
1,200	Shiseido Co. Ltd.†	21,251
2,500	Shizuoka Financial Group, Inc.	20,409
1,300	SHO-BOND Holdings Co. Ltd.	43,136
1,400	Simplex Holdings, Inc.	22,137
400	Sinfonia Technology Co. Ltd.	16,321
7,900	SKY Perfect JSAT Holdings, Inc.	45,639
Shares		Value (Note 1)
	Japan (Continued)
2,300	Skylark Holdings Co. Ltd.†	$35,813
100	SMC Corp.	39,518
3,200	SMS Co. Ltd.	31,991
900	Socionext, Inc.	14,474
151,000	SoftBank Corp.	190,879
5,500	Sohgo Security Services Co. Ltd.	37,804
1,160	Sojitz Corp.	23,901
7,000	Sompo Holdings, Inc.	183,247
57,500	Sony Group Corp.	1,231,164
3,000	Sotetsu Holdings, Inc.	47,561
700	Square Enix Holdings Co. Ltd.	27,347
1,900	Starts Corp., Inc.	45,886
8,400	Subaru Corp.	150,602
1,200	Sugi Holdings Co. Ltd.	18,819
4,500	SUMCO Corp.†	33,833
1,400	Sumitomo Bakelite Co. Ltd.	34,469
10,600	Sumitomo Chemical Co. Ltd.	23,511
4,300	Sumitomo Corp.	93,682
7,200	Sumitomo Electric Industries Ltd.	130,574
1,600	Sumitomo Forestry Co. Ltd.†	53,833
1,700	Sumitomo Heavy Industries Ltd.†	35,060
16,800	Sumitomo Mitsui Financial Group, Inc.	401,889
3,800	Sumitomo Mitsui Trust Group, Inc.	89,165
1,300	Sumitomo Osaka Cement Co. Ltd.	27,405
2,700	Sumitomo Realty & Development Co. Ltd.	84,769
2,400	Sumitomo Riko Co. Ltd.	24,832
3,700	Sumitomo Rubber Industries Ltd.†	41,939
700	Sundrug Co. Ltd.	17,902
800	Suntory Beverage & Food Ltd.†	25,488
6,300	Suruga Bank Ltd.	45,164
1,400	Suzuken Co. Ltd.	42,148
12,700	Suzuki Motor Corp.	144,479
1,200	SWCC Corp.	57,962
3,900	Sysmex Corp.	72,289
6,800	Systena Corp.	15,688
1,900	T Hasegawa Co. Ltd.	37,494
2,200	T&D Holdings, Inc.	40,625
3,200	Tadano Ltd.	23,358
1,800	Taiheiyo Cement Corp.	41,035
400	Taikisha Ltd.	12,711
600	Taisei Corp.	25,316
1,700	Taiyo Holdings Co. Ltd.	44,298
4,400	Taiyo Yuden Co. Ltd.	63,450

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Value (Note 1)
	Japan (Continued)
2,000	Takara Bio, Inc.	$13,346
6,200	Takara Holdings, Inc.	53,392
900	Takasago Thermal Engineering Co. Ltd.	36,344
5,200	Takashimaya Co. Ltd.†	41,773
11,800	Takeda Pharmaceutical Co. Ltd.	313,552
1,500	Takeuchi Manufacturing Co. Ltd.	47,475
700	Takuma Co. Ltd.	7,381
1,000	Tamron Co. Ltd.†	28,568
13,000	TDK Corp.	171,232
2,700	TechnoPro Holdings, Inc.†	50,844
8,400	Teijin Ltd.	71,430
3,700	Terumo Corp.	72,004
1,800	THK Co. Ltd.	42,099
3,000	TIS, Inc.	71,251
700	TKC Corp.	16,906
3,100	Toagosei Co. Ltd.†	29,868
1,500	Tobu Railway Co. Ltd.	24,448
9,400	Toda Corp.	57,501
1,000	Toei Animation Co. Ltd.	22,467
600	Toho Co. Ltd.	23,467
1,300	Toho Gas Co. Ltd.	35,122
1,200	Toho Holdings Co. Ltd.	32,565
3,300	Tohoku Electric Power Co., Inc.	24,874
9,700	Tokai Carbon Co. Ltd.†	56,519
5,300	TOKAI Holdings Corp.†	32,707
3,000	Tokai Rika Co. Ltd.	43,452
11,000	Tokai Tokyo Financial Holdings, Inc.	34,605
10,100	Tokio Marine Holdings, Inc.	367,681
3,100	Tokuyama Corp.	51,964
6,100	Tokyo Electric Power Co. Holdings, Inc.*	18,415
600	Tokyo Electron Device Ltd.†	11,650
2,700	Tokyo Electron Ltd.	415,008
1,400	Tokyo Gas Co. Ltd.	38,883
1,400	Tokyo Kiraboshi Financial Group, Inc.	40,573
700	Tokyo Ohka Kogyo Co. Ltd.	15,718
800	Tokyo Seimitsu Co. Ltd.	37,406
2,000	Tokyo Steel Manufacturing Co. Ltd.	18,952
2,700	Tokyo Tatemono Co. Ltd.†	44,735
3,000	Tokyu Corp.	32,184
9,700	Tokyu Fudosan Holdings Corp.	59,651
1,500	Tomy Co. Ltd.	43,281
5,000	Topcon Corp.	90,200
Shares		Value (Note 1)
	Japan (Continued)
9,400	Toray Industries, Inc.	$59,831
2,000	Toridoll Holdings Corp.†	49,573
1,300	Toshiba TEC Corp.	29,826
3,600	Tosoh Corp.	48,448
1,000	TOTO Ltd.	24,183
1,800	Towa Corp.†	17,686
2,100	Towa Pharmaceutical Co. Ltd.	44,777
3,100	Toyo Construction Co. Ltd.	26,755
2,400	Toyo Seikan Group Holdings Ltd.	36,707
500	Toyo Suisan Kaisha Ltd.	34,192
400	Toyo Tanso Co. Ltd.	10,881
6,700	Toyo Tire Corp.†	104,133
3,700	Toyoda Gosei Co. Ltd.	65,408
4,000	Toyota Boshoku Corp.	52,191
77,000	Toyota Motor Corp.	1,539,560
5,400	Toyota Tsusho Corp.	97,056
500	Transcosmos, Inc.	10,630
900	Trend Micro, Inc.†	49,003
1,100	Trusco Nakayama Corp.	16,408
3,900	Tsubakimoto Chain Co.	48,482
1,000	Tsumura & Co.	29,922
700	Tsuruha Holdings, Inc.	38,816
2,400	U-Next Holdings Co. Ltd.	26,617
1,700	UACJ Corp.	57,587
4,000	UBE Corp.	61,279
1,600	Ulvac, Inc.	62,700
3,000	Unicharm Corp.	24,834
3,700	Ushio, Inc.	50,087
3,800	USS Co. Ltd.	33,256
600	UT Group Co. Ltd.	8,313
700	Visional, Inc.*	35,666
1,600	Wacoal Holdings Corp.	54,962
1,500	Welcia Holdings Co. Ltd.	19,576
2,400	West Japan Railway Co.	42,663
1,100	Workman Co. Ltd.	31,145
1,100	Yakult Honsha Co. Ltd.	20,882
9,500	Yamada Holdings Co. Ltd.	27,357
4,100	Yamaguchi Financial Group, Inc.	42,747
2,700	Yamaha Corp.	19,382
11,400	Yamaha Motor Co. Ltd.†	101,759
2,300	Yamato Holdings Co. Ltd.	25,917
2,600	Yamazaki Baking Co. Ltd.†	48,639
4,200	Yamazen Corp.	37,263
400	Yaoko Co. Ltd.	24,041
1,200	Yaskawa Electric Corp.	31,017

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Value (Note 1)
	Japan (Continued)
1,300	Yellow Hat Ltd.	$22,192
2,100	Yokogawa Electric Corp.	45,351
2,200	Yokohama Rubber Co. Ltd.†	47,539
2,900	Yonex Co. Ltd.	39,442
1,700	Yoshinoya Holdings Co. Ltd.†	33,591
900	Zensho Holdings Co. Ltd.	51,273
6,200	Zeon Corp.	59,066
1,000	ZOZO, Inc.	31,123
		37,490,342
	Netherlands—2.3%
4,092	Aalberts NV	145,557
3,265	ABN AMRO Bank NV, CVA#	50,359
90	Adyen NV*,#	133,966
11,005	Aegon Ltd.	65,205
4,173	Aegon Ltd., Registered†	24,579
1,165	Akzo Nobel NV	69,944
13,946	Allfunds Group PLC	72,808
384	Aperam SA	10,032
3,118	Arcadis NV	189,911
2,831	ArcelorMittal SA	65,776
396	ASM International NV	229,218
1,963	ASML Holding NV	1,380,050
118	ASML Holding NV, Registered	81,783
2,907	ASR Nederland NV	137,853
1,709	BE Semiconductor Industries NV†	234,206
1,433	Coca-Cola Europacific Partners PLC	111,328
2,833	CTP NV#	43,666
98	HAL Trust	11,715
6,270	Havas NV†,*	10,537
1,514	Heineken NV	107,741
2,070	IMCD NV	307,694
16,312	ING Groep NV	255,648
6,865	InPost SA*	117,404
1,082	JDE Peet's NV	18,527
4,524	Just Eat Takeaway.com NV†,#,*	61,834
9,384	Koninklijke Ahold Delhaize NV	306,096
50,841	Koninklijke KPN NV	185,113
3,061	Koninklijke Philips NV*	77,366
1,815	Koninklijke Philips NV†,*	45,956
2,715	Koninklijke Vopak NV	119,524
3,146	NN Group NV	137,097
3,356	OCI NV†	37,596
2,899	Prosus NV	115,162
3,308	Randstad NV	139,497
Shares		Value (Note 1)
	Netherlands (Continued)
4,850	SBM Offshore NV	$85,205
4,341	Signify NV#	97,037
4,957	Universal Music Group NV	126,930
2,312	Wolters Kluwer NV	384,140
		5,794,060
	New Zealand—0.2%
5,589	a2 Milk Co. Ltd.†,*	19,700
103,494	Air New Zealand Ltd.	34,743
7,273	Auckland International Airport Ltd.	35,402
7,155	Chorus Ltd.	35,248
7,841	Contact Energy Ltd.	41,677
1,222	EBOS Group Ltd.	25,331
2,584	Fisher & Paykel Healthcare Corp. Ltd.	55,517
20,146	Fletcher Building Ltd.*	32,124
23,545	Genesis Energy Ltd.	29,640
5,551	Infratil Ltd.†	39,133
647	Mainfreight Ltd.†	26,607
5,833	Mercury NZ Ltd.	19,092
6,055	Meridian Energy Ltd.	20,022
1,991	Port of Tauranga Ltd.	7,163
7,473	Ryman Healthcare Ltd.†,*	19,693
17,579	Spark New Zealand Ltd.	29,015
10,463	Summerset Group Holdings Ltd.	76,747
7,097	Vector Ltd.	15,486
		562,340
	Norway—0.7%
1,014	AF Gruppen ASA	13,219
204	Aker ASA, Class A	9,839
4,007	Aker BP ASA	78,039
4,348	Aker Solutions ASA	11,879
1,456	Atea ASA	18,086
2,299	Austevoll Seafood ASA	19,752
1,080	Avance Gas Holding Ltd.#	7,761
438	Bakkafrost P/F	24,394
875	Bluenord ASA*	50,501
480	Bonheur ASA	11,005
7,171	Borr Drilling Ltd.†,*	27,967
1,580	Borregaard ASA	25,317
2,559	BW LPG Ltd.#	28,168
1,212	Cadeler AS, ADR*	27,064
289	Cavendish Hydrogen ASA*	217
968	Crayon Group Holding ASA*,#	10,612

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Value (Note 1)
	Norway (Continued)
5,438	DNB Bank ASA	$108,393
12,792	DNO ASA	11,766
3,397	DOF Group ASA*	25,216
6,672	Elkem ASA*,#	10,269
5,641	Elopak ASA	22,399
745	Entra ASA*,#	7,566
9,681	Equinor ASA	225,709
4,440	Europris ASA#	28,356
1,012	FLEX LNG Ltd.	22,652
1,736	Frontline PLC	23,874
1,401	Gjensidige Forsikring ASA	24,738
2,309	Golden Ocean Group Ltd.	20,199
3,883	Hafnia Ltd.	20,722
2,783	Hoegh Autoliners ASA	27,675
391	Kongsberg Gruppen ASA	43,966
3,243	Leroy Seafood Group ASA	14,005
2,023	Mowi ASA	34,610
19,591	MPC Container Ships ASA	35,677
14,484	NEL ASA*	3,441
864	Nordic Semiconductor ASA*	7,624
3,224	Norsk Hydro ASA	17,713
23,135	Norwegian Air Shuttle ASA	22,356
5,186	Odfjell Drilling Ltd.	23,371
1,567	Odfjell SE, Class A	16,078
973	Okeanis Eco Tankers Corp.*,#	19,745
1,963	Orkla ASA	16,960
1,686	Protector Forsikring ASA	42,211
397	Salmar ASA	18,850
4,491	Scatec ASA*,#	31,364
160	Schibsted ASA, Class B	4,697
1,208	Sparebank 1 Oestlandet	16,731
2,740	SpareBank 1 Sor-Norge ASA	35,287
580	Stolt-Nielsen Ltd.	14,725
4,328	Storebrand ASA	46,081
2,103	Subsea 7 SA	33,272
3,478	Telenor ASA	38,772
5,109	TGS ASA	50,895
1,776	TOMRA Systems ASA	22,872
5,444	Var Energi ASA	16,877
2,363	Veidekke ASA	29,518
2,083	Wallenius Wilhelmsen ASA	17,109
576	Wilh Wilhelmsen Holding ASA, Class A	20,721
392	Wilh Wilhelmsen Holding ASA, Class B	13,740
Shares		Value (Note 1)
	Norway (Continued)
1,244	Yara International ASA	$32,872
		1,685,494
	Portugal—0.2%
410,612	Banco Comercial Portugues SA, Class R	197,652
1,860	EDP Renovaveis SA	19,344
14,431	EDP SA	46,205
6,461	Galp Energia SGPS SA†	106,747
1,457	Jeronimo Martins SGPS SA	27,845
2,806	Navigator Co. SA	10,435
		408,228
	Singapore—0.7%
14,300	CapitaLand Investment Ltd.	27,435
6,300	City Developments Ltd.	23,573
53,700	ComfortDelGro Corp. Ltd.	58,196
11,574	DBS Group Holdings Ltd.	370,531
15,900	DFI Retail Group Holdings Ltd.	36,729
56,500	Genting Singapore Ltd.	31,650
242,400	Golden Agri-Resources Ltd.	47,037
7,200	Hongkong Land Holdings Ltd.	32,040
1,900	iFAST Corp. Ltd.	10,309
123,655	Keppel Infrastructure Trust	40,746
7,500	Keppel Ltd.	37,564
88,000	Netlink NBN Trust	56,061
36,200	Olam Group Ltd.	32,339
16,439	Oversea-Chinese Banking Corp. Ltd.	200,906
13,623	SATS Ltd.	36,311
22,126	Seatrium Ltd.†,*	33,538
10,100	Sembcorp Industries Ltd.	40,824
19,200	Sheng Siong Group Ltd.	23,057
7,100	SIA Engineering Co. Ltd.	12,322
14,199	Singapore Airlines Ltd.†	66,958
7,100	Singapore Exchange Ltd.	66,235
13,200	Singapore Technologies Engineering Ltd.	45,042
9,300	Singapore Telecommunications Ltd.	20,975
10,200	United Overseas Bank Ltd.	271,348
9,800	UOL Group Ltd.	37,028
6,900	Venture Corp. Ltd.	66,441
15,300	Wilmar International Ltd.	34,731
23,500	Yangzijiang Shipbuilding Holdings Ltd.	51,452
		1,811,378

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Value (Note 1)
	South Africa—0.0%
2,908	Anglogold Ashanti PLC*,§	$67,117
	Spain—1.6%
999	Acciona SA	112,484
2,624	ACS Actividades de Construccion y Servicios SA	131,663
462	Aena SME SA#	94,468
3,838	Amadeus IT Group SA	271,135
36,165	Banco Bilbao Vizcaya Argentaria SA	354,086
9,155	Banco Bilbao Vizcaya Argentaria SA, ADR†	88,987
65,963	Banco de Sabadell SA	128,251
71,052	Banco Santander SA	328,584
30,372	Bankinter SA†	240,361
29,572	CaixaBank SA	160,390
1,311	Cellnex Telecom SA#	41,433
1,335	CIE Automotive SA†	35,125
1,292	Corp. ACCIONA Energias Renovables SA	23,822
3,950	Enagas SA	48,199
3,205	Endesa SA	68,954
4,660	Ercros SA	17,040
1,354	Ferrovial SE†	56,943
2,889	Fluidra SA†	70,385
1,891	Grifols SA*,†	17,919
1,450	Grupo Catalana Occidente SA	53,921
19,573	Iberdrola SA	269,653
4,352	Indra Sistemas SA†	76,997
7,460	Industria de Diseno Textil SA	383,590
752	Laboratorios Farmaceuticos Rovi SA	49,035
1,890	Logista Integral SA	57,167
36,698	Mapfre SA†	92,981
1,262	Naturgy Energy Group SA	30,563
3,196	Redeia Corp. SA	54,625
11,313	Repsol SA	136,990
58,157	Telefonica SA†	237,172
5,440	Telefonica SA, ADR†	21,869
42,183	Unicaja Banco SA#	55,668
814	Vidrala SA	78,332
1,253	Viscofan SA†	79,173
		3,967,965
	Sweden—1.9%
984	AAK AB	28,069
4,267	AddLife AB, Class B	52,952
3,120	AddNode Group AB	29,272
Shares		Value (Note 1)
	Sweden (Continued)
1,249	AddTech AB, Class B	$34,002
3,560	AFRY AB	49,456
1,239	Alfa Laval AB	51,805
1,255	Alimak Group AB#	13,317
6,385	Alleima AB	43,341
3,136	Assa Abloy AB, Class B	92,630
13,066	Atlas Copco AB, Class A	199,406
7,880	Atlas Copco AB, Class B	106,443
810	Atrium Ljungberg AB, Class B	14,510
1,217	Avanza Bank Holding AB†	30,018
1,245	Axfood AB†	26,332
1,530	Beijer Ref AB	22,555
7,216	Betsson AB, Class B	93,658
1,754	Better Collective AS*,†	17,661
3,976	Billerud Aktiebolag	36,440
1,495	BioGaia AB, Class B	15,120
1,975	Boliden AB	55,427
8,308	Bravida Holding AB#	60,148
670	Bufab AB	26,597
381	Camurus AB*	19,474
2,626	Castellum AB*	28,612
447	Catena AB	19,110
1,100	Clas Ohlson AB, Class B	20,879
14,402	Corem Property Group AB, Class B†	8,708
2,643	Dios Fastigheter AB	18,920
11,207	Dometic Group AB#	52,673
1,713	Electrolux AB, Class B*	14,229
4,995	Electrolux Professional AB, Class B	30,926
9,901	Elekta AB, Class B†	54,723
8,427	Embracer Group AB†,*	22,972
2,293	Engcon AB†	21,678
3,115	Epiroc AB, Class A	54,212
1,782	Epiroc AB, Class B	27,768
3,217	Essity AB, Class B	85,980
641	Evolution AB#	49,408
1,567	Fabege AB	11,727
2,158	Fagerhult Group AB	10,552
4,532	Fastighets AB Balder, Class B*	31,459
1,712	FastPartner AB, Class A	9,903
3,690	Fortnox AB	24,047
1,600	Getinge AB, Class B	26,255
4,010	Granges AB	47,734
3,509	H & M Hennes & Mauritz AB, Class B†	47,288
888	Hemnet Group AB	26,968

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Value (Note 1)
	Sweden (Continued)
3,499	Hexagon AB, Class B	$33,397
3,325	Hexpol AB	30,894
366	HMS Networks AB†	14,350
833	Holmen AB, Class B	30,583
690	Hufvudstaden AB, Class A	7,552
5,315	Husqvarna AB, Class B	27,738
1,077	Indutrade AB	26,964
4,675	International Petroleum Corp.*,†	53,283
884	INVISIO AB	22,012
2,949	JM AB†	44,486
2,602	Lagercrantz Group AB, Class B	48,823
977	Lifco AB, Class B	28,311
2,222	Lindab International AB	46,031
3,266	Loomis AB	99,304
1,134	Medicover AB, Class B	19,679
518	MIPS AB	22,024
2,586	Modern Times Group MTG AB, Class B*	22,181
1,828	Munters Group AB†,#	30,731
1,021	Mycronic AB	36,858
4,415	NCAB Group AB†	25,739
4,443	NCC AB, Class B	65,216
3,693	New Wave Group AB, Class B†	32,428
5,005	Nibe Industrier AB, Class B†	19,561
7,632	Nolato AB, Class B	37,388
1,918	Nordnet AB publ†	40,704
590	NP3 Fastigheter AB	13,332
4,865	Nyfosa AB*	47,446
1,014	OEM International AB, Class B	10,246
6,582	Peab AB, Class B	47,117
1,448	Saab AB, Class B	30,586
1,598	Sagax AB, Class B	32,671
5,237	Sandvik AB	93,864
6,187	Scandic Hotels Group AB#,†	38,418
1,030	Sectra AB, Class B†	25,755
2,362	Securitas AB, Class B	29,226
20,665	Sinch AB#,*	38,719
13,385	Skandinaviska Enskilda Banken AB, Class A	183,224
2,462	Skanska AB, Class B	51,782
426	SKF AB, Class A	7,989
2,466	SKF AB, Class B	46,272
2,200	SkiStar AB†	32,531
4,349	SSAB AB, Class A	17,677
7,406	SSAB AB, Class B†	29,393
Shares		Value (Note 1)
	Sweden (Continued)
43,452	Storskogen Group AB, Class B	$45,185
3,118	Svenska Cellulosa AB SCA, Class B	39,581
6,847	Svenska Handelsbanken AB, Class A	70,674
1,660	Sweco AB, Class B	24,711
4,536	Swedbank AB, Class A	89,499
1,127	Swedish Orphan Biovitrum AB*	32,331
3,908	Systemair AB	31,331
6,025	Tele2 AB, Class B	59,494
1,292	Telefonaktiebolaget LM Ericsson, Class A	10,487
24,421	Telefonaktiebolaget LM Ericsson, Class B	198,390
19,797	Telia Co. AB	54,879
1,057	Thule Group AB#	32,635
836	Trelleborg AB, Class B	28,608
1,381	Troax Group AB	28,085
6,750	Truecaller AB, Class B†	31,206
398	VBG Group AB, Class B	11,224
696	Vitec Software Group AB, Class B†	34,222
1,282	Vitrolife AB	24,913
2,412	Volvo AB, Class A	58,906
14,602	Volvo AB, Class B	354,497
7,017	Volvo Car AB, Class B†,*	15,209
1,622	Wallenstam AB, Class B	7,008
2,008	Wihlborgs Fastigheter AB	19,020
		4,809,944
	Switzerland—5.4%
6,879	ABB Ltd., Registered	371,938
2,812	Accelleron Industries AG	144,698
6,161	Adecco Group AG, Registered	151,793
3,400	Alcon AG	288,170
583	Allreal Holding AG, Registered	106,380
275	ALSO Holding AG, Registered	67,875
4,373	Avolta AG	175,103
1,599	Baloise Holding AG, Registered	289,126
58	Banque Cantonale de Geneve, Bearer Shares	16,297
930	Banque Cantonale Vaudoise, Registered	85,566
36	Barry Callebaut AG, Registered†	47,759
149	Belimo Holding AG, Registered	98,425
165	BKW AG	27,308
262	Bucher Industries AG, Registered	94,113

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Value (Note 1)
	Switzerland (Continued)
31	Burckhardt Compression Holding AG	$22,134
480	Cembra Money Bank AG	43,369
1	Chocoladefabriken Lindt & Spruengli AG, Registered	110,187
2,187	Cie Financiere Richemont SA, Registered Class A	332,309
8,240	Clariant AG, Registered	91,611
54	Comet Holding AG, Registered	14,786
197	Daetwyler Holding AG, Bearer Shares	28,913
1,324	DKSH Holding AG	98,182
86	dormakaba Holding AG	61,026
967	DSM-Firmenich AG	97,883
3,335	EFG International AG	48,359
73	Emmi AG, Registered	59,201
44	EMS-Chemie Holding AG, Registered	29,647
782	Flughafen Zurich AG, Registered	187,497
1,950	Galenica AG#	159,751
276	Geberit AG, Registered	156,498
2,324	Georg Fischer AG, Registered†	175,795
29	Givaudan SA, Registered	126,730
1,167	Helvetia Holding AG, Registered	192,110
3,040	Holcim AG	292,628
45	Inficon Holding AG, Registered	51,369
110	Investis Holding SA	13,575
1,418	Julius Baer Group Ltd.	91,653
507	Kuehne & Nagel International AG, Registered	116,087
1,075	Logitech International SA, Registered	88,686
311	Lonza Group AG, Registered	183,608
547	Luzerner Kantonalbank AG, Registered†	38,514
103	Medacta Group SA#	12,098
9	Metall Zug AG, Registered Class B	11,206
16,124	Nestle SA, Registered	1,330,357
8,864	Novartis AG, ADR†	862,556
9,049	Novartis AG, Registered	884,410
161	Partners Group Holding AG	218,203
1,116	PSP Swiss Property AG, Registered	158,506
4,596	Roche Holding AG	1,293,899
217	Roche Holding AG, Bearer Shares†	64,702
Shares		Value (Note 1)
	Switzerland (Continued)
3,418	Sandoz Group AG	$139,989
486	Sandoz Group AG, ADR	19,683
180	Schindler Holding AG, Registered	49,088
666	SFS Group AG	92,171
1,178	SGS SA, Registered	117,962
126	Siegfried Holding AG, Registered	136,892
10,280	SIG Group AG	202,530
586	Sika AG, Registered	139,341
1,478	Softwareone Holding AG	9,934
297	Sonova Holding AG, Registered	96,966
90	St. Galler Kantonalbank AG, Registered	43,386
829	Stadler Rail AG†	18,178
480	Straumann Holding AG, Registered	60,426
844	Sulzer AG, Registered	121,827
232	Swatch Group AG, Bearer Shares†	42,179
534	Swatch Group AG, Registered	18,888
208	Swiss Life Holding AG, Registered	160,340
2,534	Swiss Prime Site AG, Registered	275,863
2,431	Swiss Re AG	351,438
339	Swisscom AG, Registered	188,447
478	Swissquote Group Holding SA, Registered	183,289
305	Tecan Group AG, Registered	68,088
1,526	Temenos AG, Registered	107,781
1,464	UBS Group AG, Registered†,*	44,388
13,387	UBS Group AG, Registered	409,037
172	VAT Group AG#	64,968
1,108	Vontobel Holding AG, Registered	77,647
108	Ypsomed Holding AG, Registered	38,973
4	Zuger Kantonalbank, Bearer Shares†	36,318
791	Zurich Insurance Group AG	469,606
		13,498,219
	United Kingdom—8.6%
876	4imprint Group PLC	53,243
2,058	Admiral Group PLC	68,120
33,558	Airtel Africa PLC#	47,725
9,670	AJ Bell PLC	54,779
6,600	Anglo American PLC	195,326
2,371	Antofagasta PLC	47,195
7,928	Ashmore Group PLC	15,870
4,716	Ashtead Group PLC	293,132
1,357	Associated British Foods PLC	34,707
5,866	AstraZeneca PLC	768,733

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Value (Note 1)
	United Kingdom (Continued)
2,628	AstraZeneca PLC, ADR	$172,187
7,793	Auto Trader Group PLC#	77,365
13,256	Aviva PLC	77,798
835	Avon Technologies PLC	15,366
26,574	B&M European Value Retail SA	122,093
19,768	Babcock International Group PLC	123,861
9,767	BAE Systems PLC	140,431
13,907	Balfour Beatty PLC	79,181
1,935	Bank of Georgia Group PLC	114,096
74,606	Barclays PLC	250,450
24,401	Barratt Redrow PLC	134,440
15,078	Beazley PLC	154,124
4,795	Bellway PLC	149,591
2,696	Berkeley Group Holdings PLC	131,630
126,772	BP PLC	623,714
8,229	Breedon Group PLC	45,895
5,028	Bridgepoint Group PLC#	22,660
12,500	British American Tobacco PLC	450,684
4,032	Britvic PLC	66,074
97,861	BT Group PLC†	176,479
1,635	Bunzl PLC	67,464
2,654	Burberry Group PLC	32,561
510	Carnival PLC*	11,569
35,413	Centrica PLC	59,230
45,989	Coats Group PLC	54,349
1,369	Coca-Cola HBC AG	46,822
10,000	Compass Group PLC	333,256
2,752	Computacenter PLC	73,177
9,207	ConvaTec Group PLC#	25,496
1,693	Cranswick PLC	103,112
549	Croda International PLC	23,265
1,019	DCC PLC	65,570
2,124	De La Rue PLC*	2,752
7,164	Diageo PLC	227,578
745	Diploma PLC	39,638
44,907	Direct Line Insurance Group PLC	143,471
21,785	Drax Group PLC	176,727
20,429	DS Smith PLC	138,617
4,344	Dunelm Group PLC	58,081
2,569	easyJet PLC	18,010
4,850	Energean PLC	63,328
10,210	Entain PLC	87,837
3,432	Evraz PLC*,§	—
6,215	Experian PLC	268,040
478	Flutter Entertainment PLC*	123,990
Shares		Value (Note 1)
	United Kingdom (Continued)
3,491	Frasers Group PLC*	$26,616
3,163	Fresnillo PLC	24,610
746	Games Workshop Group PLC	124,304
2,265	Gamma Communications PLC	43,384
59,740	Glencore PLC*	264,303
6,845	Grafton Group PLC, CDI	82,239
23,256	Grainger PLC	65,507
3,333	Greggs PLC	116,248
21,221	GSK PLC	357,719
6,435	GSK PLC, ADR†	217,632
16,470	Haleon PLC	77,815
1,753	Halma PLC	59,012
38,234	Harbour Energy PLC	122,248
5,962	Hargreaves Lansdown PLC	81,953
3,050	Helical PLC	6,606
5,594	Hikma Pharmaceuticals PLC	139,572
2,129	Hill & Smith PLC	49,788
11,961	Hiscox Ltd.	162,168
9,867	Howden Joinery Group PLC	98,017
86,480	HSBC Holdings PLC	850,199
8,825	IMI PLC	201,184
9,231	Imperial Brands PLC	295,032
16,522	Inchcape PLC	159,162
6,450	Informa PLC	64,469
2,184	IntegraFin Holdings PLC	9,446
917	InterContinental Hotels Group PLC	114,271
10,061	International Consolidated Airlines Group SA	38,025
10,685	International Distribution Services PLC	48,664
24,047	International Workplace Group PLC	47,896
1,532	Intertek Group PLC	90,679
6,648	Investec PLC	45,275
131,729	ITV PLC	121,375
19,557	J. Sainsbury PLC	66,987
16,601	JD Sports Fashion PLC	19,931
1,084	JET2 PLC	21,482
3,655	Johnson Matthey PLC	61,314
19,655	Just Group PLC	39,960
43,971	Kingfisher PLC	136,903
9,831	Lancashire Holdings Ltd.	81,106
40,503	Legal & General Group PLC	116,522
419,144	Lloyds Banking Group PLC	287,445
30,105	Lloyds Banking Group PLC, ADR†	81,886
761	London Stock Exchange Group PLC	107,512

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Value (Note 1)
	United Kingdom (Continued)
41,345	Man Group PLC	$110,973
32,319	Marks & Spencer Group PLC	151,928
7,717	Melrose Industries PLC	53,502
11,923	Mitchells & Butlers PLC*	36,570
43,680	Mitie Group PLC	60,151
4,309	Mondi PLC	64,302
1,105	Morgan Sindall Group PLC	53,951
7,845	National Grid PLC	93,301
1,372	National Grid PLC, ADR†	81,524
33,155	NatWest Group PLC	166,899
11,142	NatWest Group PLC, ADR	113,314
979	Next PLC	116,408
537	NMC Health PLC*,§	—
2,579	Ocado Group PLC*	9,760
17,868	OSB Group PLC	90,505
1,080	Oxford Instruments PLC	29,137
3,085	Pearson PLC	49,512
6,275	Pennon Group PLC	46,623
8,502	Persimmon PLC	127,511
5,331	Phoenix Group Holdings PLC	34,037
7,042	Playtech PLC*	63,034
3,692	Plus500 Ltd.	125,164
25,790	Premier Foods PLC	60,569
7,110	Prudential PLC	56,699
1,341	Prudential PLC, ADR†	21,376
14,053	QinetiQ Group PLC	73,081
5,252	Reckitt Benckiser Group PLC	317,769
9,691	RELX PLC	440,276
310	RELX PLC, ADR	14,080
208	Renishaw PLC	8,814
8,093	Rentokil Initial PLC	40,608
824	RHI Magnesita NV	33,629
11,414	Rightmove PLC	91,708
3,804	Rio Tinto PLC	224,920
2,501	Rio Tinto PLC, SP ADR	147,084
1,675	Robert Walters PLC	6,605
51,408	Rolls-Royce Holdings PLC*	365,938
23,365	Rotork PLC	91,788
12,872	RS Group PLC	109,820
5,394	Sage Group PLC	85,962
2,515	Savills PLC	32,619
5,215	Schroders PLC	21,127
39,363	Serco Group PLC	74,558
1,639	Severn Trent PLC	51,461
53,100	Shell PLC	1,645,943
Shares		Value (Note 1)
	United Kingdom (Continued)
9,675	Shell PLC, ADR	$606,139
4,660	Smith & Nephew PLC	57,837
1,470	Smiths Group PLC	31,635
3,811	Softcat PLC	72,710
1,908	Spectris PLC	59,907
375	Spirax Group PLC	32,182
5,354	SSE PLC	107,511
13,228	St. James's Place PLC	143,742
15,119	Standard Chartered PLC	187,117
15,180	Tate & Lyle PLC	123,430
90,900	Taylor Wimpey PLC	138,947
2,231	TBC Bank Group PLC	87,141
2,501	Telecom Plus PLC	53,791
51,218	Tesco PLC	236,153
32,660	TP ICAP Group PLC	105,489
10,636	Trainline PLC#,*	57,522
8,288	Travis Perkins PLC	75,639
7,296	Unilever PLC	414,759
4,808	Unilever PLC, ADR†	272,614
4,797	United Utilities Group PLC	63,146
13,006	Vistry Group PLC*	93,134
175,368	Vodafone Group PLC	149,948
2,052	Weir Group PLC	56,105
3,849	WH Smith PLC	57,293
1,109	Whitbread PLC	40,901
1,347	Wise PLC, Class A*	17,976
4,839	WPP PLC	50,123
719	WPP PLC, ADR†	36,957
		21,301,743
	United States—0.1%
697	Alcoa Corp., CDI	25,591
354	Brookfield Infrastructure Corp. Class A	14,164
7,464	Primo Brands Corp., Class A	229,667
		269,422
	TOTAL COMMON STOCKS (Cost $148,836,282)	166,679,858
	AFFILIATED INVESTMENT COMPANY—32.0%
	United States—32.0%
3,425,328	DFA Emerging Markets Core Equity Portfolio, Class I‡‡ (Cost $69,328,062)	79,741,628

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares			Expiration Date	Value (Note 1)
	WARRANTS—0.0%
	Canada—0.0%
122	Constellation Software, Inc.*,§		03/31/2040	$0
	TOTAL WARRANTS (Cost $0)			0
	PREFERRED STOCKS—0.3%
	Germany—0.3%
666	Bayerische Motoren Werke AG, 8.30%			49,947
1,013	Dr. Ing hc F Porsche AG, 3.96%#			61,301
2,268	FUCHS SE, 2.66%			97,872
1,448	Henkel AG & Co. KGaA, 2.19%			127,043
949	Jungheinrich AG, 2.92%			25,224
917	Porsche Automobil Holding SE, 7.02%			34,528
126	Sartorius AG, 0.35%			28,087
872	Sixt SE, 6.85%			52,299
2,512	Volkswagen AG, 10.17%			231,687
				707,988
	Italy—0.0%
29,205	Telecom Italia SpA, 0.0%*			8,758
	TOTAL PREFERRED STOCKS (Cost $1,105,065)			716,746
		7-Day Yield
	SHORT-TERM INVESTMENTS—1.3%
3,202,860	State Street Navigator Securities Lending Government Money Market Portfolio (Cost $3,202,860)††	4.51%		3,202,860
	TOTAL INVESTMENTS, AT VALUE—100.4% (Cost $222,472,269)			250,341,092
	Liabilities in Excess of Other Assets—(0.4)%			(1,008,223)
	NET ASSETS—100.0%			$249,332,869

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

†  Denotes all or a portion of security on loan. As of December 31, 2024, the market value of the securities on loan was $9,770,561 (Note 1).

††  Represents cash collateral received from securities lending transactions. Non-cash collateral amounted to $8,340,615.

§  Fair valued security—Represents fair value as measured based on the Portfolio Valuation policies specified in Note 1. As of December 31, 2024, the total value of the fair valued securities was $83,095 which represents 0.03% of net assets.

*  Non-income producing security

#  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of securities exempt from registration under Rule 144A of the Securities Act of 1933 at December 31, 2024, amounts to approximately $3,145,932, and represents 1.26% of net assets.

‡‡  Affiliated issuer. Assets with a total aggregate market value of $79,741,628, or 32.0% of net assets, were affiliated with the Fund as of December 31, 2024 (Note 2).

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS

December 31, 2024

Shares		Value (Note 1)
COMMON STOCKS—99.8%
Aerospace & Defense—3.5%
24,900	General Electric Co.	$4,153,071
51,700	Howmet Aerospace, Inc.	5,654,429
		9,807,500
Biotechnology—3.0%
61,100	Neurocrine Biosciences, Inc.*	8,340,150
Broadline Retail—7.5%
96,300	Amazon.com, Inc.*	21,127,257
Communications Equipment—8.6%
220,300	Arista Networks, Inc.*	24,349,759
Electrical Equipment—1.5%
12,800	GE Vernova, Inc.	4,210,304
Financial Services—9.6%
66,100	Fiserv, Inc.*	13,578,262
10,100	Mastercard, Inc., Class A	5,318,357
25,700	Visa, Inc., Class A	8,122,228
		27,018,847
Ground Transportation—3.6%
166,750	Uber Technologies, Inc.*	10,058,360
Health Care Equipment and Supplies—1.7%
41,350	Abbott Laboratories	4,677,098
Shares		Value (Note 1)
Interactive Media & Services—10.4%
83,350	Alphabet, Inc., Class A	$15,778,155
23,100	Meta Platforms, Inc., Class A	13,525,281
		29,303,436
Pharmaceuticals—3.2%
106,150	Novo Nordisk AS, ADR	9,131,023
Semiconductors and Semiconductor Equipment—17.2%
80,300	Advanced Micro Devices, Inc.*	9,699,437
289,900	NVIDIA Corp.	38,930,671
		48,630,108
Software—25.2%†
9,550	Adobe, Inc.*	4,246,694
23,800	Autodesk, Inc.*	7,034,566
13,600	Cadence Design Systems, Inc.*	4,086,256
84,800	Dynatrace, Inc.*	4,608,880
92,000	Fortinet, Inc.*	8,692,160
11,900	Intuit, Inc.	7,479,150
76,400	Microsoft Corp.	32,202,600
5,830	Synopsys, Inc.*	2,829,649
		71,179,955
Technology Hardware, Storage & Peripherals—4.8%
54,300	Apple, Inc.	13,597,806
	TOTAL COMMON STOCKS (Cost $161,324,227)	281,431,603
TOTAL INVESTMENTS, AT VALUE—99.8% (Cost $161,324,227)	281,431,603
Other Assets in Excess of Liabilities—0.2%	653,172
NET ASSETS—100.0%	$282,084,775

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

*  Non-income producing security

†  The following table summarizes the composition of the Fund's portfolio, in S&P Global Industry Classification Standard (GICS) sectors. Industry allocation is shown below for any sector more than 25% of net assets.

Sectors
Software	25.2%

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS

December 31, 2024

Shares		Value (Note 1)
	COMMON STOCKS—103.9%
	Aerospace & Defense—2.4%
9,891	BWX Technologies, Inc.	$1,101,759
4,004	Curtiss-Wright Corp.	1,420,899
19,000	Hexcel Corp.	1,191,300
73,067	Kratos Defense & Security Solutions, Inc.*	1,927,507
		5,641,465
	Automobile Components—1.8%
61,904	BorgWarner, Inc.	1,967,928
19,801	Modine Manufacturing Co.*	2,295,530
		4,263,458
	Banks—4.9%
37,501	Citizens Financial Group, Inc.	1,641,044
52,262	Eastern Bankshares, Inc.	901,519
91,386	First BanCorp	1,698,866
59,428	Hope Bancorp, Inc.	730,370
23,179	Pinnacle Financial Partners, Inc.	2,651,446
18,501	Popular, Inc.	1,740,204
15,959	Wintrust Financial Corp.	1,990,247
		11,353,696
	Biotechnology—5.2%
28,151	Bridgebio Pharma, Inc.*	772,463
35,116	Exact Sciences Corp.*	1,973,168
10,248	Incyte Corp.*	707,829
21,517	Insmed, Inc.*	1,485,534
15,536	Natera, Inc.*	2,459,349
5,527	Sarepta Therapeutics, Inc.*	672,028
5,171	United Therapeutics Corp.*	1,824,536
25,528	Vericel Corp.*	1,401,743
17,777	Viking Therapeutics, Inc.†,*	715,346
		12,011,996
	Building Products—3.1%
39,359	AZEK Co., Inc.*	1,868,372
19,594	Builders FirstSource, Inc.*	2,800,570
36,384	Trex Co., Inc.*	2,511,588
		7,180,530
	Capital Markets—1.8%
44,715	Carlyle Group, Inc.	2,257,660
74,201	DigitalBridge Group, Inc.	836,987
16,172	TPG, Inc.	1,016,249
		4,110,896
Shares		Value (Note 1)
	Chemicals—1.6%
13,981	Albemarle Corp.†	$1,203,484
81,698	Aspen Aerogels, Inc.*	970,572
31,614	FMC Corp.	1,536,757
		3,710,813
	Commercial Services & Supplies—0.7%
80,171	ACV Auctions, Inc., Class A*	1,731,694
	Construction and Engineering—4.2%
10,516	AECOM	1,123,319
44,298	Granite Construction, Inc.	3,885,378
23,936	MasTec, Inc.*	3,258,647
4,385	Quanta Services, Inc.	1,385,879
		9,653,223
	Construction Materials—1.3%
11,985	Eagle Materials, Inc.	2,957,419
	Diversified Consumer Services—0.6%
51,789	Perdoceo Education Corp.	1,370,855
	Diversified Telecommunication Services—0.9%
26,477	Cogent Communications Holdings, Inc.	2,040,582
	Electrical Equipment—3.6%
10,981	EnerSys	1,014,974
2,888	Hubbell, Inc.	1,209,754
22,454	NEXTracker, Inc., Class A*	820,245
10,401	Regal Rexnord Corp.	1,613,507
175,400	Shoals Technologies Group, Inc., Class A*	969,962
23,819	Vertiv Holdings Co., Class A	2,706,076
		8,334,518
	Electronic Equipment, Instruments & Components—6.6%
3,194	Belden, Inc.	359,676
20,605	Cognex Corp.	738,895
27,254	Coherent Corp.*	2,581,772
4,362	Fabrinet*	959,117
90,038	Flex Ltd.*	3,456,559
29,717	Jabil, Inc.	4,276,276

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Value (Note 1)
	Electronic Equipment, Instruments & Components (Continued)
12,023	Rogers Corp.*	$1,221,657
23,460	Sanmina Corp.*	1,775,218
		15,369,170
	Financial Services—0.9%
11,191	Euronet Worldwide, Inc.*	1,150,883
24,737	NMI Holdings, Inc.*	909,332
		2,060,215
	Food Products—1.4%
59,580	Darling Ingredients, Inc.*	2,007,250
19,874	Lamb Weston Holdings, Inc.	1,328,180
		3,335,430
	Ground Transportation—3.3%
61,093	FTAI Infrastructure, Inc.	443,535
33,485	Knight-Swift Transportation Holdings, Inc.	1,776,044
61,164	RXO, Inc.*	1,458,150
30,756	XPO, Inc.*	4,033,650
		7,711,379
	Health Care Equipment and Supplies—7.5%
6,924	Align Technology, Inc.*	1,443,723
28,604	Cooper Cos., Inc.*	2,629,566
14,966	Hologic, Inc.*	1,078,899
10,631	Inspire Medical Systems, Inc.*	1,970,775
10,825	Insulet Corp.*	2,826,083
22,195	iRhythm Technologies, Inc.*	2,001,323
19,548	Lantheus Holdings, Inc.*	1,748,764
32,110	Novocure Ltd.*	956,878
3,319	STERIS PLC	682,253
42,090	Tandem Diabetes Care, Inc.*	1,516,082
8,226	TransMedics Group, Inc.†,*	512,891
		17,367,237
	Health Care Providers and Services—0.6%
19,167	Acadia Healthcare Co., Inc.*	759,971
6,785	HealthEquity, Inc.*	651,021
		1,410,992
	Health Care REITs—0.3%
29,840	Sila Realty Trust, Inc.	725,709
Shares		Value (Note 1)
	Hotels, Restaurants & Leisure—3.0%
16,446	Boyd Gaming Corp.	$1,192,993
78,430	Caesars Entertainment, Inc.*	2,621,131
33,028	Planet Fitness, Inc., Class A*	3,265,478
		7,079,602
	Household Durables—0.6%
14,718	LGI Homes, Inc.*	1,315,789
	Industrial REITs—1.1%
92,390	LXP Industrial Trust	750,207
23,613	Rexford Industrial Realty, Inc.	912,878
28,618	STAG Industrial, Inc.	967,861
		2,630,946
	Insurance—2.2%
5,902	Everest Group Ltd.	2,139,239
883	Markel Group, Inc.*	1,524,261
24,081	W.R. Berkley Corp.	1,409,220
		5,072,720
	Interactive Media & Services—0.6%
129,009	ZoomInfo Technologies, Inc.*	1,355,885
	IT Services—3.2%
8,365	EPAM Systems, Inc.*	1,955,904
113,024	Grid Dynamics Holdings, Inc.*	2,513,654
7,129	MongoDB, Inc.*	1,659,703
15,814	Okta, Inc.*	1,246,143
		7,375,404
	Leisure Products—0.8%
106,687	Mattel, Inc.*	1,891,561
	Life Sciences Tools and Services—2.5%
104,861	Avantor, Inc.*	2,209,421
11,391	Charles River Laboratories International, Inc.*	2,102,778
2,977	ICON PLC*	624,307
7,803	Revvity, Inc.	870,893
		5,807,399
	Machinery—2.0%
7,059	Chart Industries, Inc.*	1,347,140
15,397	Stanley Black & Decker, Inc.	1,236,225
83,424	Symbotic, Inc.†,*	1,977,983
		4,561,348

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Value (Note 1)
	Marine Transportation—0.8%
18,144	Kirby Corp.*	$1,919,635
	Media—1.4%
155,124	Integral Ad Science Holding Corp.*	1,619,495
100,609	Magnite, Inc.*	1,601,695
		3,221,190
	Metals and Mining—4.5%
79,293	ATI, Inc.*	4,364,287
27,061	Carpenter Technology Corp.	4,592,522
88,863	MP Materials Corp.†,*	1,386,263
		10,343,072
	Oil, Gas and Consumable Fuels—2.4%
27,213	Devon Energy Corp.	890,681
165,725	Permian Resources Corp.	2,383,126
58,946	SM Energy Co.	2,284,747
		5,558,554
	Passenger Airlines—1.5%
53,708	Alaska Air Group, Inc.*	3,477,593
	Pharmaceuticals—1.0%
19,182	Amphastar Pharmaceuticals, Inc.*	712,227
71,916	Elanco Animal Health, Inc.*	870,903
5,406	Jazz Pharmaceuticals PLC*	665,749
		2,248,879
	Professional Services—3.8%
8,686	Equifax, Inc.	2,213,627
32,492	KBR, Inc.	1,882,261
9,979	Paycom Software, Inc.	2,045,396
240,109	Planet Labs PBC*	970,040
17,273	TransUnion	1,601,380
		8,712,704
	Residential REITs—0.4%
46,446	Independence Realty Trust, Inc.	921,489
	Semiconductors and Semiconductor Equipment—8.3%
462,767	indie Semiconductor, Inc., Class A†,*	1,874,206
36,138	Lattice Semiconductor Corp.*	2,047,218
15,966	MACOM Technology Solutions Holdings, Inc.*	2,074,143
Shares		Value (Note 1)
	Semiconductors and Semiconductor Equipment (Continued)
99,539	MaxLinear, Inc.*	$1,968,881
12,161	MKS Instruments, Inc.	1,269,487
3,312	Monolithic Power Systems, Inc.	1,959,710
24,708	Qorvo, Inc.*	1,727,831
6,772	SiTime Corp.*	1,452,797
6,090	Teradyne, Inc.	766,853
45,523	Ultra Clean Holdings, Inc.*	1,636,552
10,717	Universal Display Corp.	1,566,825
132,694	Wolfspeed, Inc.†,*	883,742
		19,228,245
	Software—3.2%
8,914	Bill Holdings, Inc.*	755,105
8,248	Dolby Laboratories, Inc., Class A	644,169
4,829	Elastic NV*	478,457
11,132	Guidewire Software, Inc.*	1,876,633
1,909	HubSpot, Inc.*	1,330,134
1,821	Tyler Technologies, Inc.*	1,050,061
12,181	Workiva, Inc.*	1,333,819
		7,468,378
	Technology Hardware, Storage & Peripherals—0.9%
35,970	Pure Storage, Inc., Class A*	2,209,637
	Trading Companies and Distributors—7.0%
40,124	Beacon Roofing Supply, Inc.*	4,075,796
43,865	FTAI Aviation Ltd.	6,318,314
18,430	GMS, Inc.*	1,563,417
337,251	MRC Global, Inc.*	4,310,068
		16,267,595
	TOTAL COMMON STOCKS (Cost $177,088,711)	241,008,902

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		7-Day Yield	Value (Note 1)
	SHORT-TERM INVESTMENTS—1.2%
2,756,284	State Street Navigator Securities Lending Government Money Market Portfolio (Cost $2,756,284)††	4.51%	$2,756,284
	TOTAL INVESTMENTS, AT VALUE—105.1% (Cost $179,844,995)		243,765,186
	Liabilities in Excess of Other Assets—(5.1)%		(11,767,617)
	NET ASSETS—100.0%		$231,997,569

Notes to the Schedule of Investments:

REIT—Real Estate Investment Trust

*  Non-income producing security

†  Denotes all or a portion of security on loan. As of December 31, 2024, the market value of the securities on loan was $5,470,074 (Note 1).

††  Represents cash collateral received from securities lending transactions. Non-cash collateral amounted to $2,914,230.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS

December 31, 2024

Shares		Value (Note 1)
	COMMON STOCKS—96.9%
	Aerospace & Defense—3.1%
2,800	L3Harris Technologies, Inc.	$588,784
3,520	Lockheed Martin Corp.	1,710,509
18,900	RTX Corp.	2,187,108
3,700	Textron, Inc.	283,013
		4,769,414
	Air Freight and Logistics—0.7%
3,800	FedEx Corp.	1,069,054
	Automobile Components—0.1%
2,900	BorgWarner, Inc.	92,191
3,400	Gentex Corp.	97,682
		189,873
	Automobiles—1.0%
61,900	Ford Motor Co.	612,810
18,300	General Motors Co.	974,841
		1,587,651
	Banks—14.6%
103,800	Bank of America Corp.	4,562,010
23,100	Citigroup, Inc.	1,626,009
5,900	Citizens Financial Group, Inc.	258,184
1,785	Commerce Bancshares, Inc.	111,223
700	Cullen/Frost Bankers, Inc.	93,975
1,800	East West Bancorp, Inc.	172,368
7,300	Fifth Third Bancorp	308,644
195	First Citizens BancShares, Inc., Class A	412,039
3,600	First Horizon Corp.	72,504
19,100	Huntington Bancshares, Inc.	310,757
37,500	JPMorgan Chase & Co.	8,989,125
1,700	M&T Bank Corp.	319,617
5,400	PNC Financial Services Group, Inc.	1,041,390
12,100	Regions Financial Corp.	284,592
10,700	U.S. Bancorp	511,781
2,300	Webster Financial Corp.	127,006
46,000	Wells Fargo & Co.	3,231,040
1,000	Zions Bancorp NA	54,250
		22,486,514
	Beverages—1.3%
100	Coca-Cola Consolidated, Inc.	125,999
600	Constellation Brands, Inc., Class A	132,600
20,200	Keurig Dr. Pepper, Inc.	648,824
7,500	PepsiCo, Inc.	1,140,450
		2,047,873
Shares		Value (Note 1)
	Biotechnology—4.4%
27,000	AbbVie, Inc.	$4,797,900
18,600	Gilead Sciences, Inc.	1,718,082
700	United Therapeutics Corp.*	246,988
		6,762,970
	Broadline Retail—0.3%
7,700	eBay, Inc.	477,015
	Building Products—1.2%
1,300	Allegion PLC	169,884
1,900	Builders FirstSource, Inc.*	271,567
1,800	Fortune Brands Innovations, Inc.	122,994
8,000	Johnson Controls International PLC	631,440
4,100	Masco Corp.	297,537
1,800	Owens Corning	306,576
1,000	UFP Industries, Inc.	112,650
		1,912,648
	Capital Markets—5.9%
1,370	Ameriprise Financial, Inc.	729,429
10,700	Bank of New York Mellon Corp.	822,081
4,400	Goldman Sachs Group, Inc.	2,519,528
3,000	Invesco Ltd.	52,440
2,800	Jefferies Financial Group, Inc.	219,520
900	LPL Financial Holdings, Inc.	293,859
21,700	Morgan Stanley	2,728,124
2,600	Northern Trust Corp.	266,500
2,800	Raymond James Financial, Inc.	434,924
1,700	SEI Investments Co.	140,216
4,500	State Street Corp.	441,675
1,400	Stifel Financial Corp.	148,512
3,000	T. Rowe Price Group, Inc.	339,270
		9,136,078
	Chemicals—0.5%
2,600	CF Industries Holdings, Inc.	221,832
3,800	Corteva, Inc.	216,448
1,800	Eastman Chemical Co.	164,376
1,700	PPG Industries, Inc.	203,065
		805,721
	Communications Equipment—2.3%
59,300	Cisco Systems, Inc.	3,510,560
	Construction Materials—0.1%
400	Eagle Materials, Inc.	98,704

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Value (Note 1)
	Consumer Finance—3.1%
3,300	Ally Financial, Inc.	$118,833
9,400	American Express Co.	2,789,826
4,700	Capital One Financial Corp.	838,104
3,600	Discover Financial Services	623,628
5,800	Synchrony Financial	377,000
		4,747,391
	Consumer Staples Distribution & Retail—0.8%
1,000	BJ's Wholesale Club Holdings, Inc.*	89,350
8,900	Kroger Co.	544,235
7,800	Sysco Corp.	596,388
		1,229,973
	Containers and Packaging—0.6%
22,000	Amcor PLC	207,020
1,600	Berry Global Group, Inc.	103,472
2,300	Crown Holdings, Inc.	190,187
4,700	Graphic Packaging Holding Co.	127,652
4,200	International Paper Co.	226,044
		854,375
	Diversified Consumer Services—0.1%
11,500	ADT, Inc.	79,465
2,200	H&R Block, Inc.	116,248
		195,713
	Diversified Telecommunication Services—3.3%
111,300	AT&T, Inc.	2,534,301
65,100	Verizon Communications, Inc.	2,603,349
		5,137,650
	Electric Utilities—2.2%
11,800	Duke Energy Corp.	1,271,332
4,400	Edison International	351,296
3,500	Evergy, Inc.	215,425
3,000	NRG Energy, Inc.	270,660
3,152	OGE Energy Corp.	130,020
1,749	Pinnacle West Capital Corp.	148,263
11,500	PPL Corp.	373,290
7,800	Southern Co.	642,096
		3,402,382
	Electrical Equipment—0.1%
400	Acuity Brands, Inc.	116,852
Shares		Value (Note 1)
	Electronic Equipment, Instruments & Components—0.3%
1,600	Jabil, Inc.	$230,240
1,300	TD SYNNEX Corp.	152,464
		382,704
	Energy Equipment and Services—0.5%
14,700	Baker Hughes Co.	602,994
6,000	TechnipFMC PLC	173,640
		776,634
	Entertainment—0.4%
6,000	Walt Disney Co.	668,100
	Financial Services—2.0%
7,300	Apollo Global Management, Inc.	1,205,668
900	Corpay, Inc.*	304,578
5,500	Equitable Holdings, Inc.	259,435
13,800	PayPal Holdings, Inc.*	1,177,830
700	Voya Financial, Inc.	48,181
		2,995,692
	Food Products—1.1%
1,300	Bunge Global SA	101,088
4,400	Campbell's Co.	184,272
7,300	Conagra Brands, Inc.	202,575
8,300	General Mills, Inc.	529,291
1,900	Hormel Foods Corp.	59,603
1,000	Ingredion, Inc.	137,560
15,900	Kraft Heinz Co.	488,289
		1,702,678
	Ground Transportation—0.8%
30,100	CSX Corp.	971,327
200	U-Haul Holding Co.*,†	13,818
3,100	U-Haul Holding Co. NV	198,555
		1,183,700
	Health Care Equipment and Supplies—1.0%
19,700	Medtronic PLC	1,573,636
	Health Care Providers and Services—6.1%
3,662	Cardinal Health, Inc.	433,105
3,100	Cencora, Inc.	696,508
4,500	Cigna Group	1,242,630
1,300	DaVita, Inc.*	194,415
5,300	HCA Healthcare, Inc.	1,590,795

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Value (Note 1)
	Health Care Providers and Services (Continued)
2,000	Henry Schein, Inc.*	$138,400
1,500	Labcorp Holdings, Inc.	343,980
2,620	McKesson Corp.	1,493,164
2,300	Quest Diagnostics, Inc.	346,978
1,300	Tenet Healthcare Corp.*	164,099
5,000	UnitedHealth Group, Inc.	2,529,300
1,200	Universal Health Services, Inc., Class B	215,304
		9,388,678
	Hotels, Restaurants & Leisure—0.5%
1,800	Darden Restaurants, Inc.	336,042
1,900	Expedia Group, Inc.*	354,027
1,600	Wynn Resorts Ltd.	137,856
		827,925
	Household Durables—1.6%
5,600	DR Horton, Inc.	782,992
4,400	Lennar Corp., Class A	600,028
900	Mohawk Industries, Inc.*	107,217
30	NVR, Inc.*	245,367
4,300	PulteGroup, Inc.	468,270
1,500	Toll Brothers, Inc.	188,925
200	TopBuild Corp.*	62,268
		2,455,067
	Household Products—0.4%
5,000	Kimberly-Clark Corp.	655,200
	Industrial Conglomerates—0.3%
3,000	3M Co.	387,270
	Insurance—7.0%
8,500	Aflac, Inc.	879,240
1,000	American Financial Group, Inc.	136,930
8,500	American International Group, Inc.	618,800
4,600	Arch Capital Group Ltd.	424,810
700	Assurant, Inc.	149,254
5,400	Chubb Ltd.	1,492,020
2,100	Cincinnati Financial Corp.	301,770
300	Everest Group Ltd.	108,738
3,500	Fidelity National Financial, Inc.	196,490
4,400	Hartford Financial Services Group, Inc.	481,360
3,300	Loews Corp.	279,477
150	Markel Group, Inc.*	258,934
11,000	MetLife, Inc.	900,680
Shares		Value (Note 1)
	Insurance (Continued)
3,900	Old Republic International Corp.	$141,141
500	Primerica, Inc.	135,710
3,400	Principal Financial Group, Inc.	263,194
4,000	Progressive Corp.	958,440
4,900	Prudential Financial, Inc.	580,797
900	Reinsurance Group of America, Inc.	192,267
5,700	Travelers Cos., Inc.	1,373,073
2,700	Unum Group	197,181
5,075	W.R. Berkley Corp.	296,989
1,400	Willis Towers Watson PLC	438,536
		10,805,831
	Interactive Media & Services—0.0%
1,700	Match Group, Inc.*	55,607
	IT Services—1.8%
7,600	Cognizant Technology Solutions Corp., Class A	584,440
10,100	International Business Machines Corp.	2,220,283
		2,804,723
	Leisure Products—0.1%
2,200	Hasbro, Inc.	123,002
	Life Sciences Tools and Services—0.1%
300	Bio-Rad Laboratories, Inc., Class A*	98,553
	Machinery—4.4%
1,400	Allison Transmission Holdings, Inc.	151,284
7,400	Caterpillar, Inc.	2,684,424
2,000	Cummins, Inc.	697,200
3,700	Deere & Co.	1,567,690
1,800	Dover Corp.	337,680
700	Middleby Corp.*	94,815
1,000	Oshkosh Corp.	95,070
8,022	PACCAR, Inc.	834,448
800	Snap-on, Inc.	271,584
600	Toro Co.	48,060
		6,782,255
	Media—1.8%
56,700	Comcast Corp., Class A	2,127,951
5,100	Fox Corp., Class A	247,758
5,700	Interpublic Group of Cos., Inc.	159,714
3,400	Omnicom Group, Inc.	292,536
		2,827,959

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Shares		Value (Note 1)
	Metals and Mining—0.4%
700	Commercial Metals Co.	$34,720
1,000	Reliance, Inc.	269,260
3,300	Steel Dynamics, Inc.	376,431
		680,411
	Multi-Utilities—1.8%
5,300	Consolidated Edison, Inc.	472,919
12,900	Dominion Energy, Inc.	694,794
8,100	Public Service Enterprise Group, Inc.	684,369
8,100	Sempra	710,532
2,100	WEC Energy Group, Inc.	197,484
		2,760,098
	Oil, Gas and Consumable Fuels—4.1%
6,700	Antero Midstream Corp.	101,103
3,600	Cheniere Energy, Inc.	773,532
22,369	Chevron Corp.	3,239,926
700	DT Midstream, Inc.	69,601
8,900	EOG Resources, Inc.	1,090,962
34,200	Kinder Morgan, Inc.	937,080
3,600	Range Resources Corp.	129,528
		6,341,732
	Passenger Airlines—0.7%
9,800	Delta Air Lines, Inc.	592,900
5,200	United Airlines Holdings, Inc.*	504,920
		1,097,820
	Pharmaceuticals—3.2%
32,900	Johnson & Johnson	4,757,998
18,400	Viatris, Inc.	229,080
		4,987,078
	Professional Services—0.3%
2,600	Genpact Ltd.	111,670
2,099	Leidos Holdings, Inc.	302,382
		414,052
	Semiconductors and Semiconductor Equipment—2.1%
3,300	Amkor Technology, Inc.	84,777
1,600	First Solar, Inc.*	281,984
6,000	ON Semiconductor Corp.*	378,300
16,600	QUALCOMM, Inc.	2,550,092
		3,295,153
Shares		Value (Note 1)
	Software—0.2%
3,400	Dropbox, Inc., Class A*	$102,136
9,500	Gen Digital, Inc.	260,110
		362,246
	Specialty Retail—3.5%
1,300	AutoNation, Inc.*	220,792
290	AutoZone, Inc.*	928,580
3,300	Best Buy Co., Inc.	283,140
2,400	CarMax, Inc.*	196,224
900	Dick's Sporting Goods, Inc.	205,956
400	Lithia Motors, Inc.	142,972
11,500	Lowe's Cos., Inc.	2,838,200
290	Murphy USA, Inc.	145,508
1,000	Penske Automotive Group, Inc.	152,440
1,800	Williams-Sonoma, Inc.	333,324
		5,447,136
	Technology Hardware, Storage & Peripherals—1.1%
4,500	Dell Technologies, Inc., Class C	518,580
20,500	Hewlett Packard Enterprise Co.	437,675
20,300	HP, Inc.	662,389
1,100	NetApp, Inc.	127,688
		1,746,332
	Textiles, Apparel and Luxury Goods—0.2%
649	Ralph Lauren Corp.	149,906
2,100	Skechers USA, Inc., Class A*	141,204
		291,110
	Tobacco—2.8%
26,300	Altria Group, Inc.	1,375,227
23,900	Philip Morris International, Inc.	2,876,365
		4,251,592
	Trading Companies and Distributors—0.6%
980	United Rentals, Inc.	690,351
800	WESCO International, Inc.	144,768
		835,119
	TOTAL COMMON STOCKS (Cost $113,759,973)	149,543,504
	EXCHANGE-TRADED FUND—2.2%
18,000	iShares Russell 1000 Value ETF (Cost $3,515,697)	3,332,340

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2024

Value (Note 1)
TOTAL INVESTMENTS, AT VALUE—99.1% (Cost $117,275,670)††	$152,875,844
Other Assets in Excess of Liabilities—0.9%	1,416,734
NET ASSETS—100.0%	$154,292,578

Notes to the Schedule of Investments:

*  Non-income producing security

†  Denotes all or a portion of security on loan. As of December 31, 2024, the market value of the securities on loan was $11,727 (Note 1).

††  Non-cash collateral amounted to $12,016.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2024

	M International Equity Fund	M Large Cap Growth Fund	M Capital Appreciation Fund	M Large Cap Value Fund
Assets:
Investments, at value (Note 1)*/**—see accompanying Schedule of Investments	$170,599,464	$281,431,603	$243,765,186	$152,875,844
Affiliated investment company, at value (Note 1)***—see accompanying Schedule of Investments	79,741,628	—	—	—
Cash (Note 1)	928,407	872,182	4,401,627	830,494
Cash denominated in foreign currencies****	548,962	—	—	—
Receivable from:
Capital stock subscriptions	346,801	14,848	100,757	524,061
Dividends and interest	136,745	21,276	133,687	178,942
Dividend tax reclaim receivable	412,884	—	—	—
Total assets	252,714,891	282,339,909	248,401,257	154,409,341
Liabilities:
Payable for:
Investment Adviser, net (Note 2)	65,319	142,662	171,696	57,326
Capital stock redemptions	1,808	38,712	13,399,534	1,698
Payable upon return of securities loaned (Note 1)	3,202,860	—	2,756,284	—
Accrued expenses and other liabilities	112,035	73,760	76,174	57,739
Total liabilities	3,382,022	255,134	16,403,688	116,763
Net assets	$249,332,869	$282,084,775	$231,997,569	$154,292,578
Net assets consist of:
Paid-in capital	$282,686,211	$158,846,654	$176,287,801	$118,032,420
Accumulated earnings (losses)	(33,353,342)	123,238,121	55,709,768	36,260,158
Net assets	$249,332,869	$282,084,775	$231,997,569	$154,292,578
Shares outstanding#	18,187,742	8,518,378	9,439,218	9,837,629
Net asset value, offering price and redemption price per share	$13.71	$33.11	$24.58	$15.68
* Cost of investments	$153,144,207	$161,324,227	$179,844,995	$117,275,670
** Includes securities on loan with market values of	$9,770,561	$—	$5,470,074	$11,727
*** Cost of affiliated investment	$69,328,062	$—	$—	$—
**** Cost of cash denominated in foreign currencies	$557,012	$—	$—	$—

  #  The number of authorized shares with a par value of $0.001 per share, for each of the M International Equity Fund, the M Large Cap Growth Fund, the M Capital Appreciation Fund and the M Large Cap Value Fund is 100,000,000.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2024

	M International Equity Fund	M Large Cap Growth Fund	M Capital Appreciation Fund	M Large Cap Value Fund
Investment income:
Dividends-Unaffiliated*	$5,275,428	$917,819	$1,602,197	$3,788,439
Dividends-Affiliated	2,595,720	—	—	—
Securities lending income, net of rebates received or paid to borrowers	38,593	—	51,201	1,509
Total investment income	7,909,741	917,819	1,653,398	3,789,948
Expenses:
Investment advisory fee (Note 2)	763,289	1,590,634	1,904,141	633,999
Custody fees	224,197	33,805	59,347	29,815
Fund accounting fees	147,852	88,773	79,182	55,092
Professional fees	128,594	50,036	48,627	40,508
Administration fees	93,108	100,093	87,685	61,552
Directors' fees and expenses	49,509	55,121	47,719	29,652
Compliance expenses	24,972	28,632	26,341	16,844
Transfer agent fees	18,988	16,986	19,243	15,932
Printing and shareholder reporting	15,623	16,614	15,049	10,555
Other	48,448	51,248	47,528	29,439
Total expenses	1,514,580	2,031,942	2,334,862	923,388
Less: Expenses waived/reimbursed by the Adviser (Note 2)	(58,790)	—	—	—
Net expenses	1,455,790	2,031,942	2,334,862	923,388
Net investment income (loss)	6,453,951	(1,114,123)	(681,464)	2,866,560
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Unaffiliated investment transactions	1,636,864	30,578,056	16,937,294	13,261,845
Affiliated investment transactions	102,639	—	—	—
Foreign currency transactions	(60,206)	—	—	—
Net realized gain	1,679,297	30,578,056	16,937,294	13,261,845
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(881,647)	30,953,950	4,671,894	8,541,826
Affiliated investments	2,087,117	—	—	—
Foreign currency translation	(57,885)	—	—	—
Net change in unrealized appreciation	1,147,585	30,953,950	4,671,894	8,541,826
Net realized and unrealized gain	2,826,882	61,532,006	21,609,188	21,803,671
Net increase in net assets resulting from operations	$9,280,833	$60,417,883	$20,927,724	$24,670,231
* Net of foreign taxes withheld of:	$626,553	$19,843	$4,948	$—

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

	M International Equity Fund		M Large Cap Growth Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$6,453,951	$6,207,946	$(1,114,123)	$(566,223)
Net realized gain on investments and foreign currency transactions	1,679,297	4,184,430	30,578,056	10,556,179
Net change in unrealized appreciation on investments and foreign currency	1,147,585	22,234,344	30,953,950	51,050,273
Net increase in net assets resulting from operations	9,280,833	32,626,720	60,417,883	61,040,229
Distributions to shareholders	(7,353,403)	(6,628,964)	(26,279,948)	(12,296,559)
Total distributions to shareholders	(7,353,403)	(6,628,964)	(26,279,948)	(12,296,559)
Fund share transactions (Note 4):
Proceeds from shares sold	31,729,514	29,900,567	18,833,709	16,116,308
Net asset value of shares issued on reinvestment of distributions	7,353,403	6,628,964	26,279,948	12,296,559
Cost of shares repurchased	(24,387,415)	(36,445,506)	(39,266,379)	(36,301,428)
Net increase (decrease) in net assets resulting from Fund share transactions	14,695,502	84,025	5,847,278	(7,888,561)
Total change in net assets	16,622,932	26,081,781	39,985,213	40,855,109
Net assets:
Beginning of year	232,709,937	206,628,156	242,099,562	201,244,453
End of year	$249,332,869	$232,709,937	$282,084,775	$242,099,562

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	M Capital Appreciation Fund		M Large Cap Value Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$(681,464)	$(582,092)	$2,866,560	$2,899,555
Net realized gain on investments and foreign currency transactions	16,937,294	11,059,020	13,261,845	285,816
Net change in unrealized appreciation on investments and foreign currency	4,671,894	33,524,614	8,541,826	6,333,328
Net increase in net assets resulting from operations	20,927,724	44,001,542	24,670,231	9,518,699
Distributions to shareholders	(20,748,052)	(14,905,571)	(15,194,607)	(4,895,369)
Total distributions to shareholders	(20,748,052)	(14,905,571)	(15,194,607)	(4,895,369)
Fund share transactions (Note 4):
Proceeds from shares sold	30,755,583	15,701,087	11,624,277	15,766,828
Net asset value of shares issued on reinvestment of distributions	20,748,052	14,905,571	15,194,607	4,895,369
Cost of shares repurchased	(47,637,442)	(19,781,009)	(17,231,497)	(22,012,021)
Net increase (decrease) in net assets resulting from Fund share transactions	3,866,193	10,825,649	9,587,387	(1,349,824)
Total change in net assets	4,045,865	39,921,620	19,063,011	3,273,506
Net assets:
Beginning of year	227,951,704	188,030,084	135,229,567	131,956,061
End of year	$231,997,569	$227,951,704	$154,292,578	$135,229,567

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

	M International Equity Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of year	$13.59	$12.06	$14.45	$13.33	$12.42
Income from investment operations:
Net investment income‡	0.37	0.37	0.37	0.32	0.20
Net realized and unrealized gain (loss) on investments	0.17	1.56	(2.41)	1.15	0.90
Total from investment operations	0.54	1.93	(2.04)	1.47	1.10
Less distributions to shareholders:
From net investment income	(0.42)	(0.40)	(0.35)	(0.35)	(0.19)
From return of capital	—	—	—	(0.00)†	—
Total distributions	(0.42)	(0.40)	(0.35)	(0.35)	(0.19)
Net asset value, end of year	$13.71	$13.59	$12.06	$14.45	$13.33
Total Return+	3.96%	16.00%	(14.16)%	11.05%	8.90%
Ratios/Supplemental Data:
Net assets, end of year (000's)	$249,333	$232,710	$206,628	$243,721	$209,926
Net expenses to average daily net assets•	0.59%	0.57%	0.56%	0.57%	0.62%
Net investment income to average daily net assets•	2.62%	2.82%	2.89%	2.20%	1.77%
Without the waiver/reimbursement of expenses by the adviser, the ratios of net expenses and net investment income to average daily net assets would have been:
Expenses•	0.61%	0.65%	0.63%	0.58%	0.65%
Net investment income•	2.60%	2.74%	2.82%	2.19%	1.74%
Portfolio turnover rate	21%	23%	18%	9%	10%

‡  Calculation based on average shares outstanding.

†  Represents amounts less than $0.005 per share.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

•  In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying fund in which it invests. Such indirect expenses are not included in the above ratios.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

	M Large Cap Growth Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of year	$29.06	$23.19	$33.87	$33.48	$29.33
Income from investment operations:
Net investment loss‡	(0.14)	(0.07)	(0.05)	(0.14)	(0.12)
Net realized and unrealized gain (loss) on investments	7.58	7.48	(8.58)	7.32	8.46
Total from investment operations	7.44	7.41	(8.63)	7.18	8.34
Less distributions to shareholders:
From net realized capital gains	(3.39)	(1.54)	(2.05)	(6.79)	(4.19)
Net asset value, end of year	$33.11	$29.06	$23.19	$33.87	$33.48
Total Return+	25.50%	32.04%	(25.41)%	21.49%	28.89%
Ratios/Supplemental Data:
Net assets, end of year (000's)	$282,085	$242,100	$201,244	$273,085	$236,022
Net expenses to average daily net assets	0.74%	0.77%	0.76%	0.75%	0.78%
Net investment loss to average daily net assets	(0.40)%	(0.26)%	(0.19)%	(0.37)%	(0.38)%
Portfolio turnover rate	41%	32%	37%	32%	31%

‡  Calculation based on average shares outstanding.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

	M Capital Appreciation Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of year	$24.43	$21.14	$28.30	$28.77	$25.05
Income from investment operations:
Net investment loss‡	(0.07)	(0.07)	(0.08)	(0.15)	(0.04)
Net realized and unrealized gain (loss) on investments	2.49	5.06	(5.11)	5.24	4.35
Total from investment operations	2.42	4.99	(5.19)	5.09	4.31
Less distributions to shareholders:
From net investment income	(0.53)	(0.11)	—	—	—
From net realized capital gains	(1.74)	(1.59)	(1.97)	(5.56)	(0.59)
Total distributions	(2.27)	(1.70)	(1.97)	(5.56)	(0.59)
Net asset value, end of year	$24.58	$24.43	$21.14	$28.30	$28.77
Total Return+	9.94%	23.56%	(18.14)%	17.74%	17.73%
Ratios/Supplemental Data:
Net assets, end of year (000's)	$231,998	$227,952	$188,030	$232,758	$214,291
Net expenses to average daily net assets	0.98%	1.02%	1.05%	1.04%	1.10%
Net investment loss to average daily net assets	(0.29)%	(0.28)%	(0.34)%	(0.46)%	(0.19)%
Portfolio turnover rate	36%	31%	27%	38%	32%

‡  Calculation based on average shares outstanding.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

	M Large Cap Value Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of year	$14.67	$14.15	$15.39	$12.02	$12.80
Income from investment operations:
Net investment income‡	0.32	0.31	0.31	0.24	0.23
Net realized and unrealized gain (loss) on investments	2.40	0.75	(0.55)	3.37	(0.66)
Total from investment operations	2.72	1.06	(0.24)	3.61	(0.43)
Less distributions to shareholders:
From net investment income	(0.32)	(0.32)	(0.31)	(0.24)	(0.22)
From net realized capital gains	(1.39)	(0.22)	(0.69)	—	(0.13)
Total distributions	(1.71)	(0.54)	(1.00)	(0.24)	(0.35)
Net asset value, end of year	$15.68	$14.67	$14.15	$15.39	$12.02
Total Return+	18.63%	7.61%	(1.45)%	30.01%	(3.16)%
Ratios/Supplemental Data:
Net assets, end of year (000's)	$154,293	$135,230	$131,956	$135,006	$97,885
Net expenses to average daily net assets	0.63%	0.65%	0.63%	0.65%	0.68%
Net investment income to average daily net assets	1.94%	2.21%	2.08%	1.67%	2.09%
Without the waiver/reimbursement of expenses by the adviser, the ratios of net expenses and net investment income to average daily net assets would have been:
Expenses	N/A	N/A	N/A	N/A	0.72%
Net investment income	N/A	N/A	N/A	N/A	2.06%
Portfolio turnover rate	48%	48%	48%	61%	157%?

‡  Calculation based on average shares outstanding.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

?  The increase in portfolio turnover rate during the period was primarily attributable to portfolio adjustments made in response to a change in the Fund's sub-adviser.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS

M Fund, Inc. (the "Corporation") was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of December 31, 2024, the Corporation consisted of four separate diversified investment portfolios: M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund (each singularly a "Fund" or collectively the "Funds"), each of which is a separate mutual fund.

The Corporation offers shares of the Funds to certain insurance company separate accounts, which serve as the underlying funding vehicles for certain variable annuity and variable life insurance policies. These annuities and insurance policies are offered primarily by members of M Financial Holdings Incorporated ("M Financial Group") and are issued by certain life insurance companies.

M International Equity Fund

The Fund's investment objective is to seek long-term capital appreciation. To achieve the Fund's investment objective, Dimensional Fund Advisors LP ("Dimensional") implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Fund's design emphasizes long-term drivers of expected returns identified by Dimensional's research, while balancing risk through broad diversification across companies and sectors. Dimensional's portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Fund is designed to purchase a broad and diverse group of equity securities of non-U.S. companies in countries with developed and emerging markets. The Fund invests in companies of all sizes, with increased exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the International Universe. For purposes of the Fund, Dimensional defines the International Universe as a market capitalization weighted set (e.g., the larger the company, the greater the proportion of the International Universe it represents) of non-U.S. companies in developed and emerging markets that have been authorized for investment as approved markets by Dimensional's Investment Committee. The Fund may pursue its investment objective by investing its assets directly and/or indirectly in the Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc. (the "Underlying Fund"). The Underlying Fund is designed to purchase a broad and diverse group of equity securities associated with emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development). The Underlying Fund invests in companies of all sizes, with increased exposure to smaller capitalization, lower relative price, and higher profitability companies. As of the date of this annual report, it is anticipated that a significant portion of the Fund's assets will be invested indirectly through the Underlying Fund.

The Fund's increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Fund's assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the International Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, Dimensional may consider additional factors such as price-to-cash flow or price-to-earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria Dimensional uses for assessing relative price and profitability are subject to change from time to time.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

Dimensional may also increase or reduce the Fund's exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company's price momentum, short-run reversals, and investment characteristics. In assessing a company's investment characteristics, Dimensional considers ratios such as recent changes in assets divided by total assets. The criteria Dimensional uses for assessing a company's investment characteristics are subject to change from time to time. In addition, Dimensional seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Fund will normally invest at least 80% of its total assets in equity securities of issuers located in at least three countries other than the United States. These countries may include, but are not limited to, the nations of Western Europe, North and South America, Australia, Africa and Asia. This strategy is not fundamental (it may be changed without shareholder approval), but should the Fund decide to change this strategy, it will provide shareholders with at least 60 days' notice. The Fund may invest up to 40% of its total assets in emerging markets. The Fund may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer's domicile country. The Fund may also purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Fund. Because many of the Fund's investments may be denominated in foreign currencies, the Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency.

M Large Cap Growth Fund

The Fund's investment objective is to seek long-term capital appreciation. M Large Cap Growth Fund will normally invest at least 80% of its total assets in domestic equity securities of U.S. large capitalization securities. Domestic equity securities, as determined by DSM Capital Partners LLC ("DSM"), the Fund's sub-adviser, in its discretion, include, but are not limited to common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. Shares of foreign domiciled issuers that primarily trade on a U.S. exchange are generally considered by DSM to be domestic equity securities. Also, as determined by DSM, issuers that issue domestic equity securities may be domiciled and/or headquartered anywhere in the world. The Fund may generally invest up to 20% of its assets in equity securities of foreign issuers, including American Depositary Receipts and similar securities. DSM defines "large cap" as capitalizations of $10 billion or more. The Fund will generally contain 25 to 35 equity securities.

This strategy to invest at least 80% of its total assets in domestic equity securities of U.S. large capitalization securities is not fundamental (it may be changed without shareholder approval), but should the Fund decide to change this strategy, it will provide shareholders with at least 60 days' notice.

DSM uses a "bottom-up," idea-driven approach and focuses on a long-term (e.g., three-year minimum) investment horizon.

DSM seeks to invest in growing businesses with solid fundamentals, attractive profitability and successful management. Candidate companies will typically have projected revenue and earnings growth in excess of 10% and will often have higher returns on equity and assets than average S&P 500 companies. Generally, these businesses will be generating free cash flow and will have financial returns that are stable or rising, driven by improving business fundamentals, all as determined by DSM.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

In its stock valuation work, DSM focuses primarily on P/E ratios. P/E is the ratio of a company's share price to its per-share earnings. DSM will generally only buy a stock that it believes has a forward four-quarter P/E ratio that will rise over the next three years. To accomplish this, a target P/E ratio that DSM believes is reasonable and rational and is reflective of a fair valued stock three years from now is selected. DSM will typically buy when the company's stock clears two hurdles: 1. it must have attractive fundamental business characteristics that translate into a reasonably predictable and growing stream of earnings and 2. it must have a P/E on forward four quarters earnings that is normally 8% to 10% below the target P/E three years from the calculation point. In order to determine a target P/E, DSM takes into consideration a number of qualitative and quantitative factors. Among the qualitative factors are barriers to entry, number of competitors, economic cyclicality, customer loyalty, price competition, global reach, government involvement and management quality. Among the quantitative factors are historic revenue and EPS growth, projected revenue and EPS growth, margins, return on assets, return on equity, capital expenditures relative to net income and the historic range of P/E over the last five years. Once a target P/E has been agreed upon, it may occasionally be adjusted.

Additionally, Environmental, Social, and Governance ("ESG") is an important part of DSM's investment process and is fully integrated into its stock selection, monitoring, and selling processes. DSM assigns a proprietary ESG score to every company that it researches. Scores range from CCC to AAA, and DSM utilizes MSCI's ESG Ratings and Controversies as a starting point to make adjustments to ESG scores across key categories: (1) UN Global Compact Compliance—DSM monitors whether companies are designated as Pass, Watchlist or Fail; (2) Environment—Companies are evaluated based on (i) whether they have a Net Zero target year and what target date is set, (ii) whether they report Scope 1, 2, and 3 greenhouse gas emissions, and (iii) a proprietary environmental controversy score; (3) Social—Companies are evaluated based on (i) privacy & data policies, (ii) human capital management, and (iii) a proprietary social controversy score; (4) Governance—Companies are evaluated based on (i) whether they report their board diversity and their percentage of diverse board members, (ii) board effectiveness, (iii) executive compensation, (iv) ownership and control, and (v) a proprietary governance controversy score. Each Analyst/Portfolio Manager at DSM completes in-depth fundamental research on ESG subjects impacting our holdings and then assigns scores using a consistent methodology. DSM stores all ESG scores, communications, and developments in centralized folders on Bloomberg so that companies' ESG histories and DSM's ESG activities are available to all Analyst/Portfolio Managers.

ESG scores are included in DSM's internal research summaries and have an impact on DSM's investment decisions and our overall assessment of a stock, which affect position sizing and selection. ESG considerations have both kept DSM from investing in certain companies and have led to selling portfolio holdings.

M Capital Appreciation Fund

The Fund's investment objective is to seek long-term capital appreciation. M Capital Appreciation Fund principally invests in common stock of U.S. companies of all sizes, with emphasis on stocks of companies with capitalizations that are consistent with the capitalizations of those companies found in the Russell 2500® Index. As of December 31, 2024, the market capitalization range for the companies in the Russell 2500® Index was between approximately $6.1 million and $32.9 billion. The Fund may invest up to 15% of the value of its total assets in equity securities of foreign issuers.

The Fund's sub-adviser, Frontier Capital Management Company, LLC ("Frontier") seeks long-term capital appreciation by employing a Growth-At-A-Reasonable-Price approach to identify, in its view, the best risk/reward investment ideas in the U.S. small- and mid-capitalization equity universe. Frontier purchases companies that, in its view, have above-average earnings growth potential and are available at reasonable valuations. Frontier's philosophy combines rigorous bottom-up fundamental analysis with a proven investment process.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

Frontier may sell stocks for a number of reasons, including when price objectives are reached, fundamental conditions have changed so that future earnings progress is likely to be adversely affected, or a stock is fully invested and an attractive, new opportunity causes the sale of a current holding with less appreciation potential. Frontier does not sell stocks solely on changes to a company's market capitalization.

M Large Cap Value Fund

The Fund's investment objective is to seek long-term capital appreciation. M Large Cap Value Fund normally invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, if any, in issuers domiciled, or having their principal activities, in the United States, at the time of investment or other instruments with similar economic characteristics. In addition, the Fund normally invests at least 80% of its net assets in equity securities of large capitalization companies. Brandywine Global Investment Management, LLC ("Brandywine"), the Fund's sub-adviser, defines "large capitalization" companies as those companies with market capitalizations similar to companies in the Russell 1000® Index. As of December 31, 2024, the market capitalization range of companies in the Index was between approximately $351.7 million to $3.8 trillion. This strategy is not fundamental (it may be changed without shareholder approval), but should the Fund decide to change this strategy, it will provide shareholders with at least 60 days' notice.

The Fund invests primarily in equity securities that, in Brandywine's opinion, are undervalued or out of favor. Brandywine invests in securities that meet its value criteria, primarily price-to-earnings, price-to-book, price momentum and share change and quality, based on both quantitative and fundamental analysis. The Fund expects to hold approximately 175-250 stocks under normal market conditions.

Brandywine bases portfolio price targets on quantitative criteria determined in its sell process. Brandywine's systems update these quantitatively determined buy and sell limits on a daily basis. Buy candidates must have a price that qualifies the stock as a value such that the price-to-earnings ratio is in the lower 40% of its universe or the price-to-book is in the lower 25% of its universe at time of purchase. Additionally, the current price compared to the price nine months ago must place it above the lower quartile of other universe stocks when ranked by nine month price momentum and the change in shares outstanding over the past year must place it below the upper quartile.

Sell candidates will have a price that when compared to earnings and book place the stock above the median on a price-to-earnings basis and above the 40th percentile on a price-to-book basis. If a stock's price declines relative to the universe such that it falls to the lower 10% of stocks as ranked on nine month price momentum or the company issues sufficient shares to rank among the top 10% largest issuers (as a percentage of shares outstanding) in the year, the holding will be a sell candidate. Additionally, a stock will be sold if the capitalization falls 20% below the minimum purchase capitalization criteria.

Brandywine may modify buy and sell trigger points and decisions only due to tracking error considerations, trading opportunities or limitations such as position, industry or sector size. Brandywine does not violate its buy and sell rules based on analyst affinity for the stock. Its investment process requires disciplined buy and sell decisions rules with carefully outlined exceptions.

If a security experiences a severe fundamental deterioration event that is not captured in the price change, share change or valuation rules, Brandywine will initiate a sell. The rank order of the most common occurrences are price momentum, valuation expansion into the sell range, share issuance or fundamental deterioration.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

1.  Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies and are consistently followed by the Funds in the preparation of the financial statements. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 Financial Services—Investment Companies.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange (other than the National Association of Securities Dealers Automated Quotation System "NASDAQ") are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments traded on a U.S. exchange (other than NASDAQ) are valued at the most recent bid price. Equity securities and other similar investments traded on NASDAQ are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities and other similar investments traded on NASDAQ are valued at the most recent bid price. Equity securities and other similar investments traded on a non-U.S. exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Pricing Committee may decide to value the security based on fair value using an independent fair value service for foreign securities, which may provide a fair value price on trading days when the S&P 500 Index moves more than 0.5%. The use of a fair value price may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund's NAV. Over-the-counter securities are valued at the last sale price on the valuation date or, if no sale occurs, at the most recent bid price. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which a pricing service supplies no quotations or quotations are not deemed to be representative of market value or for which there are no readily available market quotations are valued at fair value as determined in good faith by the Pricing Committee appointed by the Board of Directors (excluding debt securities with a remaining maturity of sixty days or less). Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the fair value hierarchy.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

1.  Significant Accounting Policies (Continued)

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1—quoted prices in active markets for identical investments;

•  Level 2—quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3—significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the year ended December 31, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

As of December 31, 2024, the M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund, had (i) all long-term investments classified as Level 1, as represented on the Schedule of Investments; and (ii) all short-term investments classified as Level 2.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

1.  Significant Accounting Policies (Continued)

The following is a summary of the inputs used as of December 31, 2024 in valuing the M International Equity Fund investments:

Assets Valuation Input

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$10,761,863	$—	$—	$10,761,863
Austria	954,564	—	—	954,564
Belgium	1,540,206	—	—	1,540,206
Canada	19,465,996	—	44	19,466,040
Denmark	4,621,147	—	—	4,621,147
Finland	2,537,510	—	—	2,537,510
France	13,124,687	15,934	—	13,140,621
Germany	11,327,725	—	—	11,327,725
Hong Kong	2,875,953	—	—	2,875,953
Ireland	550,987	—	—	550,987
Israel	1,916,166	—	—	1,916,166
Italy	5,320,824	—	—	5,320,824
Japan	37,490,342	—	—	37,490,342
Netherlands	5,794,060	—	—	5,794,060
New Zealand	562,340	—	—	562,340
Norway	1,685,494	—	—	1,685,494
Portugal	408,228	—	—	408,228
Singapore	1,811,378	—	—	1,811,378
South Africa	—	67,117	—	67,117
Spain	3,967,965	—	—	3,967,965
Sweden	4,809,944	—	—	4,809,944
Switzerland	13,498,219	—	—	13,498,219
United Kingdom	21,301,743	—	—	21,301,743
United States	269,422	—	—	269,422
Total Common Stocks	166,596,763	83,051	44	166,679,858
Affiliated Investment Company
United States	79,741,628	—	—	79,741,628
Warrants
Canada	—	—	—	—

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

1.  Significant Accounting Policies (Continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Stocks
Germany	$707,988	$—	$—	$707,988
Italy	8,758	—	—	8,758
Total Preferred Stock	716,746	—	—	716,746
Short-Term Investments	—	3,202,860	—	3,202,860
Total Investments, at Value	247,055,137	3,285,911	44	250,341,092
Total	$247,055,137	$3,285,911	$44	$250,341,092

At December 31, 2024, Level 2 Common Stocks were priced based on a fair value determination by the Valuation Committee.

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value for the M International Equity Fund:

Investments in Securities	Balance as of December 31, 2023	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3*	Transfers out of Level 3	Balance as of December 31, 2024	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 12/31/24 for the period ended 12/31/24
Common Stocks	$39	$(10,760)	$(836)	$12,430	$(829)	$—	$—	$44	$(836)
Rights	—	—	—	—	—	—	—	—	—
Total	$39	$(10,760)	$(836)	$12,430	$(829)	$—	$—	$44	$(836)

*  The Fund(s) recognize transfers between the levels as of the beginning of the period.

The M International Equity Fund did not have any significant transfers in and out of Level 1, Level 2 or Level 3 of the fair value hierarchy during the year ended December 31, 2024.

Securities Transactions, Investment Income and Expenses

Securities transactions are recorded as of the trade date. Realized gains or losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discount earned less premiums amortized. Dividend income is recorded on the ex-dividend date, except

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

1.  Significant Accounting Policies (Continued)

that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Investment income is recorded net of foreign taxes withheld where the recovery of such taxes is uncertain. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Expenses of the Corporation that can be directly attributed to a particular fund are charged to that Fund. Expenses that cannot be directly attributed are apportioned among Funds by the Corporation are based on average net assets of each Fund.

Additionally, the Funds may invest in mutual funds, which are subject to management fees and other fees that may increase the costs of investing in mutual funds versus the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Funds' Statements of Operations or in the expense ratios included in the financial highlights.

Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, and distributes net short-term capital gains, if any, on an annual basis. Each Fund also distributes, at least annually, substantially all of the long-term capital gains in excess of available capital losses, if any, which it realizes for each taxable year. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Securities Lending

The Funds participate in a securities lending program under the terms of a Securities Lending Agency Agreement with State Street Bank and Trust Company, which serves as the Funds' securities lending agent. Each Fund may loan its portfolio securities in an amount up to 33 1/3 of its total assets. The Funds receive cash (U.S. currency) and non-cash (U.S. Treasuries and Agencies) as collateral against the loaned securities. Cash collateral is invested by the securities lending agent in a money market mutual fund that meets the quality and diversification requirements in accordance with Rule 2a-7 under the 1940 Act. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day. The collateral value does not include the calculated mark, which is the amount charged/returned to the borrower daily to maintain 102% or 105% of market value. There is a day lag in receiving the mark, which may at times result in a collateral percentage above or below 102% or 105%.

The collateral received is recorded on a lending Fund's statement of assets and liabilities, along with the related obligation to return the collateral. A Fund may also record realized gain or loss on securities deemed sold due to a borrower's inability to return securities on loan. Upon an event of default under the Securities Agency Lending Agreement, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. If the borrower fails to return loaned securities and collateral is insufficient to cover the value of loaned securities (provided that the insufficiency is not due to investment losses), the securities lending agent has agreed, at its option, to pay the amount of any shortfall in collateral to the Funds; or to replace the securities. Any dividends or interest payable by

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

1.  Significant Accounting Policies (Continued)

the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the Internal Revenue Code of 1986, as amended.

Income generated from the investment of collateral, less negotiated rebate fees paid to the borrower through the securities lending agent, is the source of the Fund's securities lending income, 75% of which is paid to the Fund, 25% of which is paid to the custodian as securities lending agent, beginning February 1, 2024. From January 1, 2024 through January 31, 2024, 70% was paid to the Fund and 30% was paid to the custodian as securities lending agent.

The following table presents the remaining contractual maturity of the Securities Lending Agency Agreement as of December 31, 2024.

Fund	Security Type	Overnight and Continuous	Up to 30 days	30-90 days	Greater Than 90 days	Total
M International Equity Fund	Common Stocks	$3,202,860	$—	$—	$—	$3,202,860
M Capital Appreciation Fund	Common Stocks	2,756,284	—	—	—	2,756,284

In addition, the Funds received cash and non-cash collateral in the form of U.S. Government obligations, which the Funds cannot sell or repledge as follows:

Fund	Value of Securities Loaned with Cash Collateral	Value of Cash Collateral	Value of Securities Loaned with Non-Cash Collateral	Value of Non-Cash Collateral
M International Equity Fund	$1,916,421	$3,202,860	$7,854,140	$8,340,615
M Capital Appreciation Fund	2,615,484	2,756,284	2,854,590	2,914,230
M Large Cap Value Fund	—	—	11,727	12,016

Federal Income Taxes

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no provision for federal income or excise tax is necessary.

The Funds evaluate the Funds' tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is "more likely than not" to be sustained assuming examination by taxing authorities. The Funds did not have any unrecognized tax benefits as of December 31, 2024, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

1.  Significant Accounting Policies (Continued)

the Statements of Operations. During the year ended December 31, 2024, the Funds did not incur any such interest or penalties. The Funds' tax returns are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, December 2021 through December 2023. No examination of any of the Funds' tax filings is currently in progress.

Significant Concentrations

The Funds maintain a demand deposit in excess of Federal Deposit Insurance Company ("FDIC") Insurance limits. As a result, the Funds are exposed to credit risk in the event of insolvency or other failure of the institution to meet its obligations. The Funds manage this risk by dealing with a major financial institution and monitoring its credit worthiness.

2.  Advisory Fee and Other Transactions with Affiliates

The Corporation has entered into an investment advisory agreement (the "Advisory Agreement") with M Financial Investment Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of M Financial Group. The Advisory Agreement provides that the Funds will pay the Adviser a fee at an annual rate of the value of each Fund's average daily net assets as follows:

Fund	Total Advisory Fees
M International Equity Fund	0.15% on all assets plus (and only with
respect to Fund assets which are not invested
in a mutual fund that is advised by the Fund's
sub-adviser):
0.25% on the first $100 million
0.20% on the amounts thereafter
M Large Cap Growth Fund	0.65% on the first $50 million
0.60% on the next $50 million
0.55% on the amounts thereafter
M Capital Appreciation Fund	0.85% on the first $125 million
0.75% on the amounts thereafter
M Large Cap Value Fund	0.43%

For the period January 1, 2024 through April 30, 2024, the Adviser had contractually agreed to reimburse each Fund for any expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of a Fund's annualized average daily net assets. The Adviser decided not to extend the Expense Limitation Agreement beyond its expiration date of April 30, 2024. For the year ended December 31, 2024, the Adviser reimbursed $58,790 of other expenses for the M International Equity Fund.

The Adviser has engaged Dimensional Fund Advisors LP, DSM Capital Partners LLC, Frontier Capital Management Company, LLC and Brandywine Global Investment Management, LLC to act as sub-advisers to provide day-to-day portfolio management for the M International Equity Fund, the M Large Cap Growth Fund, the M Capital Appreciation Fund and the M Large Cap Value Fund, respectively.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

2.  Advisory Fee and Other Transactions with Affiliates (Continued)

As compensation for their services, each sub-adviser receives a fee based on the average daily net assets of the applicable Fund at the following annual rates:

Fund	Total Sub-Advisory Fees
M International Equity Fund	0.25% on the first $100 million
0.20% on the amounts thereafter
Sub-Adviser shall not receive any sub-
advisory fee for its sub-advisory services to
the M International Equity Fund with respect
to assets of the M International Equity Fund
invested in any other mutual fund advised by
the Sub-Adviser, nor shall such assets count
towards the application of the $100 million
breakpoint.
M Large Cap Growth Fund	0.50% on the first $50 million
0.45% on the next $50 million
0.40% on the amounts thereafter
M Capital Appreciation Fund	0.70% on the first $125 million
0.60% on the amounts thereafter
M Large Cap Value Fund	0.28%

The sub-advisory fees are paid by the Adviser out of the investment advisory fees disclosed above.

M Holdings Securities, Inc. acts as distributor (the "Distributor") for each of the Funds. The Distributor is a wholly-owned subsidiary of M Financial Group. No fees are charged by the Distributor for its services.

The Corporation pays no compensation to its officers or Interested Directors. The Corporation pays each Independent Director $2,000 per meeting of the Board that he or she attends. The Corporation pays each Independent Director an annual retainer of $26,500. Each member of the Audit Committee and each member of the Nominating and Corporate Governance Committee receives $2,000 per meeting of the Audit Committee or Nominating and Corporate Governance Committee that he or she attends. The Chair of the Board and the Chair of the Audit Committee each receive additional annual compensation of $10,000.

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or is under common management. The Company which is an affiliate of the M International Equity Fund as of December 31, 2024, is noted in the Fund's Schedule of Investments. During the year ended December 31, 2024, purchases and sales transactions, income earned from investments and shares held of investment companies managed by Dimensional for the M International Equity Fund were as follows:

Affiliated Investment Company	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain on Sales	Change in Unrealized Appreciation	Value, End of Year	Dividend Income	Shares End of Year
DFA Emerging Markets Core Equity Portfolio	$66,590,420	$14,148,597	$(3,187,145)	$102,639	$2,087,117	$79,741,628	$2,595,720	3,425,328

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

2.  Advisory Fee and Other Transactions with Affiliates (Continued)

The DFA Emerging Markets Core Equity Portfolio is registered under the 1940 Act as an open-end management investment company. The M International Equity Fund may redeem its investment from the DFA Emerging Markets Core Equity Portfolio at any time if the Adviser determines that it is in the best interest of the M International Equity Fund and its shareholders to do so.

The performance of the M International Equity Fund will be directly affected by the performance of the DFA Emerging Markets Core Equity Portfolio. The financial statements of the DFA Emerging Markets Core Equity Portfolio, including the portfolio of investments, can be found at the Securities and Exchange Commission's website www.sec.gov and should be read in conjunction with the M International Equity Fund's financial statements. As of December 31, 2024, the percentage of M International Equity Fund net assets invested in the DFA Emerging Markets Core Equity Portfolio was 32.0%.

3.  Purchases and Sales of Securities

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the year ended December 31, 2024, were as follows:

	Non-U.S. Government Securities
	Purchases	Sales
M International Equity Fund	$65,382,637	$51,565,096
M Large Cap Growth Fund	112,164,450	132,755,748
M Capital Appreciation Fund	83,481,293	89,004,522
M Large Cap Value Fund	70,351,869	73,578,477

4.  Paid-in Capital

Changes in the capital shares outstanding were as follows:

	M International Equity Fund		M Large Cap Growth Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Shares sold	2,258,651	2,302,249	551,512	607,433
Shares repurchased	(1,732,244)	(2,799,991)	(1,150,948)	(1,380,448)
Distributions reinvested	535,589	488,784	785,929	426,897
Net increase (decrease)	1,061,996	(8,958)	186,493	(346,118)
Fund Shares:
Beginning of year	17,125,746	17,134,704	8,331,885	8,678,003
End of year	18,187,742	17,125,746	8,518,378	8,331,885

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

4.  Paid-in Capital (Continued)

	M Capital Appreciation Fund		M Large Cap Value Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Shares sold	1,152,884	675,157	718,366	1,112,719
Shares repurchased	(1,891,096)	(843,264)	(1,070,338)	(1,558,922)
Distributions reinvested	846,859	603,727	970,856	340,187
Net increase	108,647	435,620	618,884	(106,016)
Fund Shares:
Beginning of year	9,330,571	8,894,951	9,218,745	9,324,761
End of year	9,439,218	9,330,571	9,837,629	9,218,745

5.  Financial Instruments

Foreign Investments and Foreign Currency

Each of the Funds may invest in securities of companies that are organized under the laws of a foreign country and (i) are unlisted or listed primarily on a non-U.S. exchange; or (ii) are listed on a U.S. exchange or over-the-counter as a sponsored or unsponsored American Depositary Receipt ("foreign issuers"). M International Equity Fund may also invest in non-U.S. dollar denominated securities and securities of foreign issuers represented by European Depositary Receipts ("EDRs"), International Depositary Receipts ("IDRs") and Global Depositary Receipts ("GDRs"). The value of all assets and liabilities expressed in foreign currencies are translated into U.S. dollars at the exchange rates captured as of twelve noon Eastern Time each business day other than market holidays or early closures. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions. Net realized foreign currency gains and losses result from changes in exchange rates, including foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received.

The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gains and losses on investment transactions. M International Equity Fund does not isolate that portion of the results for changes in foreign currency exchange rates from the fluctuations arising from changes in market prices of securities held at year end.

Investments in non-U.S. dollar denominated securities or in the securities of foreign issuers may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). Some foreign stock markets may have substantially less volume than, for example, the New York Stock Exchange, and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures for such securities may be different in foreign countries and, in certain markets, on certain occasions such procedures have been unable to keep pace with the volume of securities transactions.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

5.  Financial Instruments (Continued)

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets of the Funds, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment and resource self-sufficiency.

Because investment in foreign issuers will usually involve currencies of foreign countries, and because the Funds may be exposed to currency exposure independent of their securities positions, the value of the assets of the Funds invested in foreign issuers as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. To the extent that a Fund's assets consist of investments denominated in a particular currency, the Fund is at risk of adverse developments affecting the value of such currency.

Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's net asset value to fluctuate as well. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

Additional Market Disruption Risk

Financial and securities markets are volatile and may be affected by political, regulatory, social, economic, and other global developments and disruptions, including those arising out of geopolitical events, armed conflict, public health emergencies (such as the spread of infectious diseases, pandemics, and epidemics), natural disasters, terrorism and governmental or quasi-governmental actions. Such changes may be rapid and unpredictable. These events may negatively affect issuers, industries and markets worldwide and adversely affect the value and liquidity of a Fund and its investments.

In February 2022, Russia commenced a military attack on Ukraine. In response, various countries, including the U.S., issued broad-ranging sanctions on Russia and certain Russian companies and individuals. Although the hostilities between the two countries may escalate and any existing or future sanctions could have a severe adverse effect on Russia's economy, currency, companies and region, these events may negatively impact other regional and global economic markets of the World (including Europe and the United States), companies in such countries and various sectors, industries and markets for securities and commodities globally, such as oil and natural gas. Accordingly, the hostilities and sanctions may have a negative effect on a Fund's investments and performance beyond any direct or indirect exposure a Fund may have to Russian issuers or those of adjoining geographic regions.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

5.  Financial Instruments (Continued)

The sanctions and compliance with these sanctions may impair the ability of a Fund to buy, sell, hold or deliver Russian securities and/or other assets, including those listed on U.S. or other exchanges. Russia may also take retaliatory actions or countermeasures, such as cyberattacks and espionage, which may negatively impact the countries and companies in which a Fund may invest. Accordingly, there may be a heightened risk of cyberattacks by Russia in response to the sanctions. The extent and duration of the military action or future escalation of such hostilities; the extent and impact of existing and any future sanctions, market disruptions and volatility; the potential for wider conflict; and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant negative impact on a Fund's investments as well as a Fund's performance, and the value or liquidity of certain securities held by a Fund may decline significantly. In addition, rising tensions between China and Taiwan over a forced reunification have caused concerns in the region and globally. China sees self-ruled Taiwan as a breakaway province that will eventually be part of China again. Previous efforts by China's leadership sought to bring about reunification by non-military means. Beginning in 2021, concerns escalated when China began sending military aircraft into Taiwan's air defense zone, a self-declared area where foreign aircraft are identified, monitored and controlled in the interests of Taiwan's national security. These actions have caused Taiwan and other countries to fear further escalation in the region. Any escalation of hostility between China and/or Taiwan would likely have a significant adverse impact on the value of investments in both countries and on economies, markets and individual securities globally, which could negatively affect the value and liquidity of a Fund's investments. Recently, the Israel-Hamas war has resulted in significant loss of life and increased volatility in the Middle East, and there is a risk that the war could worsen or spread within the region. The conflict between Israel and Hamas and the involvement of the U.S. and other countries could present material uncertainty and risk with respect to a Fund's performance and ability to achieve its investment objective. The extent and duration of the military action and any market disruptions are impossible to predict, but could be substantial.

6.  Beneficial Interest

Shares of the Funds are owned by insurance companies through their separate accounts that are used primarily to fund variable annuity contracts and variable life insurance contracts. As of December 31, 2024, John Hancock Variable Life Insurance Co., Pacific Life Insurance Co., Pruco Life Insurance Co. of Arizona and Security Life of Denver (an indirect, wholly owned subsidiary of Voya Financial, Inc.) each owned 5% or more of the Funds' shares. John Hancock Variable Life Insurance Co. and Pacific Life Insurance Co. may each be deemed a control person of each Fund because their separate accounts hold more than 25% of the shares of each Fund.

As of December 31, 2024, the ownership of each Fund was as follows:

	Percentage of Ownership(1)
	John Hancock Variable Life Insurance Co.	Pacific Life Insurance Co.	Pruco Life Insurance Co. Of Arizona	Security Life of Denver
M International Equity Fund	36.73%	46.32%	5.58%	4.20%
M Large Cap Growth Fund	48.95%	37.04%	3.59%	1.43%
M Capital Appreciation Fund	46.65%	35.87%	2.48%	6.61%
M Large Cap Value Fund	49.33%	36.40%	3.07%	1.17%

(1)  The balance of the Funds' shares are owned by shareholders with less than 5% beneficial interest.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

7.  Tax Information

As of December 31, 2024, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ Depreciation
M International Equity Fund	$224,613,753	$39,471,440	$(13,744,101)	$25,727,339
M Large Cap Growth Fund	161,560,606	130,472,507	(10,601,510)	119,870,997
M Capital Appreciation Fund	186,755,690	76,919,752	(19,910,256)	57,009,496
M Large Cap Value Fund	117,569,548	36,997,202	(1,690,906)	35,306,296

The tax character of distributions paid during 2024 and 2023 was as follows:

	December 31, 2024 Amount	December 31, 2023 Amount
M International Equity Fund
Distributions paid from:
Ordinary Income	$7,353,403	$6,628,964
Total Distributions	$7,353,403	$6,628,964
M Large Cap Growth Fund
Distributions paid from:
Ordinary Income	$408,611	$—
Long-Term Capital Gain	25,871,337	12,296,559
Total Distributions	$26,279,948	$12,296,559
M Capital Appreciation Fund
Distributions paid from:
Ordinary Income	$5,219,556	$1,517,003
Long-Term Capital Gain	15,528,496	13,388,568
Total Distributions	$20,748,052	$14,905,571
M Large Cap Value Fund
Distributions paid from:
Ordinary Income	$2,864,890	$2,897,243
Long-Term Capital Gain	12,329,717	1,998,126
Total Distributions	$15,194,607	$4,895,369

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

7.  Tax Information (Continued)

At December 31, 2024, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Capital Loss Carryforwards	Late Year Ordinary and Post October Loss Deferrals	Unrealized Appreciation/ Depreciation	Total Accumulated Earnings (Losses)
M International Equity Fund	$—	$—	$(58,997,320)	$(50,813)	$25,694,791	$(33,353,342)
M Large Cap Growth Fund	1,224,775	2,142,349	—	—	119,870,997	123,238,121
M Capital Appreciation Fund	—	—	—	(1,299,728)	57,009,496	55,709,768
M Large Cap Value Fund	1,670	952,192	—	—	35,306,296	36,260,158

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first. At December 31, 2024, M International Equity Fund had available, for federal tax purposes, unused short-term capital losses of $16,790,254 and unused long-term capital losses of $42,207,066 permitted to be carried for an unlimited period. In addition, at December 31, 2024, M International Equity Fund used capital loss carryforwards of $480,371.

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassification.

During the year ended December 31, 2024, the Funds reclassified for book purposes, amounts arising from permanent book/tax difference primarily relating to net operating losses and prior year true-up adjustments.

Permanent differences incurred during the year ended December 31, 2024, resulting from differences in book and tax accounting, have been reclassified at year-end between accumulated earnings (losses) and paid-in capital as follows, with no impact to the net asset value per share:

	Total Accumulated Earnings	Paid-in Capital
M International Equity Fund	$6,162	$(6,162)

8.  Operating Segments

In this reporting period, the Corporation adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Corporation's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

8.  Operating Segments (Continued)

activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Corporation's Adviser acts as the Corporation's CODM. The Corporation represents a single operating segment, as the CODM monitors the operating results of the Corporation as a whole and each Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund's portfolio managers. The financial information in the form of the Corporation's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment's performance versus the Corporation's comparative benchmarks and to make resource allocation decisions for each Fund's single segment, is consistent with that presented within the Corporation's financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities as "total assets" and significant segment expenses are listed on the accompanying statements of operations.

9.  Disclosure of Certain Commitments and Contingencies

In the normal course of business, the Corporation may enter into contracts and agreements that contain a variety of representations and warranties that provide general indemnifications. The maximum exposure to the Corporation under these arrangements is unknown, as it involves future claims that may be made against the Corporation that have not yet occurred. However, based on experience, the Corporation believes that the current risk of loss is remote.

10.  Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of the Funds' financial statements. At a meeting on January 21, 2025, shareholders of the M Large Cap Growth Fund approved changing the Fund's classification from a "diversified" fund to a "non-diversified" fund and approved removing the Fund's fundamental policy to operate as a diversified fund. Other than what has been disclosed, there were no other significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders of
M International Equity Fund,
M Large Cap Growth Fund,
M Capital Appreciation Fund and
M Large Cap Value Fund and
Board of Directors of M Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund (the "Funds"), each a series of M Fund, Inc. as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of their operations for the year then ended, and the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds' financial highlights for the years ended December 31, 2022, and prior, were audited by other auditors whose report dated February 21, 2023, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds' auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 26, 2025

M Fund, Inc.

SUPPLEMENTAL INFORMATION (Unaudited)

Schedules of Portfolio Holdings

The Corporation will provide complete lists of each Fund's portfolio holdings as of the end of each quarter on its website at www.mfin.com/m-funds. The Corporation intends to post the holdings around the fifth business day of the succeeding quarter. The Funds' portfolio holdings are also disclosed as of the end of the applicable quarter in the Corporation's Form N-CSR filings for the second and fourth fiscal quarters, which are filed with the SEC on or shortly before the 70th day following the end of those quarters, and in its Form N-PORT filings for the first and third fiscal quarters, which are filed with the SEC on or shortly before the 60th day following the end of those quarters. The Funds' Form N-PORT is available on the Corporation's website at www.mfin.com/m-funds and on the SEC's website at www.sec.gov. The Funds' Form N-PORT and Form N-CSR may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the Corporation's proxy voting policies and procedures and the Corporation's proxy voting record for the most recent twelve-month period ending June 30 are available without charge, (1) upon request, by calling the Corporation toll-free at 1-888-736-2878; (2) on the Corporation's website at www.mfin.com/m-funds as soon as is reasonably practical after its report on Form N-PX is filed with the SEC; and (3) on Form N-PX on the SEC's website at www.sec.gov.

Tax Disclosures

For corporate shareholders, a portion of the ordinary dividends paid during the Fund's year ended December 31, 2024 qualified for the dividends received deduction as follows.

Fund	Dividend Received Deduction
M International Equity Fund	0.04%
M Large Cap Value Fund	100.00%

Pursuant to Internal Revenue Section 852(b), M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund paid $25,871,337, $15,528,496, and $12,329,717, respectively, which have been designated as capital gains distributions for the fiscal year ended December 31, 2024.

M International Equity Fund

In accordance with federal tax law, the Fund elects to provide each shareholder with their portion of the Fund's foreign taxes paid and the income sourced from foreign securities. Accordingly, the Fund made the following designations regarding its fiscal year ended December 31, 2024:

•  the total amount of foreign taxes creditable was $494,467

•  the total amount of income sourced from foreign countries was $5,885,954

M Fund, Inc.

OTHER INFORMATION (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements under the heading "NOTES TO FINANCIAL STATEMENTS, 2. Advisory Fee and Other Transactions with Affiliates."

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

See disclosure under the heading “OTHER INFORMATION” under Item 7(a).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

See disclosure under the heading “OTHER INFORMATION” under Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See disclosure under the heading “OTHER INFORMATION” under Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See disclosure under the heading “OTHER INFORMATION” under Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)  The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (the “1934 Act”) as of the Evaluation Date.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)          Code of Ethics as described in Item 2 is attached hereto as Exhibit 19(a)(1).

(a)(2)          Not applicable.

(a)(3)         Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 19(a)(3).

(a)(4)         Not applicable.

(a)(5)         Not applicable.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a – 14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 19(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.

By:	/s/ Robert Olson
Robert Olson
President/Principal Executive Officer

Date:	March 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Olson
Robert Olson
President/Principal Executive Officer

Date:	March 5, 2025

By:	/s/ David Lees
David Lees
Treasurer/Principal Financial
and Accounting Officer

Date:	March 5, 2025